UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2012

*	This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund. The MFS Research Bond Fund J was terminated as a series of the Registrant as of March 30, 2011. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Bond Fund

ANNUAL REPORT

April 30, 2012

MFB-ANN

MFS® BOND FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	61.1%
High Yield Corporates	24.9%
Emerging Markets Bonds	7.5%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Debt Obligations	0.7%
Asset-Backed Securities	0.4%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	0.5%
AA	1.5%
A	17.7%
BBB	50.7%
BB	21.4%
B	4.0%
CCC (o)	0.0%
C	0.1%
D	0.1%
Not Rated (o)	0.0%
Cash & Other	4.0%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	8.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Bond Fund (the “fund”) provided a total return of 6.92%, at net asset value. This compares with a return of 9.20% for the fund’s benchmark, the Barclays U.S. Credit Bond Index.

Market Environment

Prior to the beginning of the reporting period, looser U.S. monetary and fiscal policy fostered a sharp rebound in market risk sentiment. By the beginning of the period, global macroeconomic conditions had begun to weaken and renewed concerns surrounding eurozone sovereign debt arose, causing the recovery in asset valuations to plateau.

During the middle of the reporting period, worries about U.S. sovereign debt default and the long-term sustainability of the trend in U.S. fiscal policy resulted in one agency downgrading U.S. credit quality. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously and highly-rated sovereign bond yields hit multi-decade lows.

Later in the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Longer Term Refinancing Operations, or LTROs), coupled with improved global macroeconomic conditions, ushered in improved market dynamics. At the end of the period, though, weaker global growth data, along with greater perceived risks concerning Spain, the Netherlands, and France, appeared to have renewed a more cautious stance among investors.

Factors Affecting Performance

Relative to the Barclays U.S. Credit Bond Index, the fund’s greater exposure to “BB” and “B” rated (r) securities detracted from performance. The exposure to these credit quality sectors, which underperformed higher-quality bonds earlier in the period as credit spreads widened, outweighed the positive impact from the narrowing of credit spreads during the second half of the period. Yield curve (y) positioning also weighed on results, particularly the fund’s lesser exposure to the long end of the curve. Bond selection, primarily in the utility-electric sector, and the fund’s avoidance of the supranational sector, also held back relative returns.

4

Management Review – continued

On the positive side, the fund’s lesser exposure to “AA” and “A” rated securities contributed to relative performance as credit spreads widened during the first half of the reporting period. The fund’s return from yield, which was greater than that of the benchmark, was another positive factor for relative performance. Additionally, the fund’s greater exposure to the industrial sector supported relative performance.

Respectfully,

Richard Hawkins	Robert Persons
Portfolio Manager	Portfolio Manager

(r)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 4/30/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

6

Performance Summary – continued

Total Returns through 4/30/12

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	5/08/74	6.92%	7.59%	6.99%	N/A
B	9/07/93	6.13%	6.82%	6.24%	N/A
C	1/03/94	6.21%	6.84%	6.24%	N/A
I	1/02/97	7.18%	7.86%	7.29%	N/A
R1	4/01/05	6.21%	6.80%	N/A	5.98%
R2	10/31/03	6.73%	7.33%	N/A	6.14%
R3	4/01/05	6.99%	7.59%	N/A	6.74%
R4	4/01/05	7.26%	7.86%	N/A	7.04%
Comparative benchmarks
Barclays U.S. Credit Bond Index (f)		9.20%	7.04%	6.58%	N/A
Average annual with sales charge
A With Initial Sales Charge (4.75%)		1.84%	6.55%	6.47%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		2.13%	6.51%	6.24%	N/A
C With CDSC (1% for 12 months) (x)		5.21%	6.84%	6.24%	N/A

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definitions

Barclays U.S. Credit Bond Index – a market capitalization-weighted index that measures the performance of publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the

7

Performance Summary – continued

average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

8

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.85%	$1,000.00	$1,048.39	$4.33
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
B	Actual	1.61%	$1,000.00	$1,043.81	$8.18
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
C	Actual	1.61%	$1,000.00	$1,044.60	$8.18
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
I	Actual	0.61%	$1,000.00	$1,049.68	$3.11
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
R1	Actual	1.61%	$1,000.00	$1,044.59	$8.18
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
R2	Actual	1.11%	$1,000.00	$1,047.10	$5.65
	Hypothetical (h)	1.11%	$1,000.00	$1,019.34	$5.57
R3	Actual	0.86%	$1,000.00	$1,048.39	$4.38
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
R4	Actual	0.61%	$1,000.00	$1,049.66	$3.11
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

10

PORTFOLIO OF INVESTMENTS

4/30/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.5%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
BE Aerospace, Inc., 8.5%, 2018	$18,742,000	$20,756,765
Bombardier, Inc., 7.75%, 2020 (n)	1,594,000	1,781,295

		$22,538,060
Airlines - 0.7%
Continental Airlines, Inc., 7.25%, 2019	$1,997,381	$2,227,079
Continental Airlines, Inc., FRN, 0.834%, 2013	15,842,581	15,288,091

		$17,515,170
Apparel Manufacturers - 0.9%
Phillips-Van Heusen Corp., 7.375%, 2020	$18,298,000	$20,219,290

Asset-Backed & Securitized - 2.5%
Anthracite Ltd., “A”, CDO, FRN, 0.599%, 2019 (z)	$2,423,422	$2,059,908
ARCap REIT, Inc., CDO, “G”, FRN, 6.1%, 2045 (a)(d)(z)	1,677,046	1,677
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.839%, 2040 (z)	1,991,047	1,112,042
BlackRock Capital Finance LP, 7.75%, 2026 (n)	464,270	52,230
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	6,354,985	6,386,760
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	674,735	681,882
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	2,759,651
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	1,889,775	1,795,286
Falcon Franchise Loan LLC, FRN, 5.241%, 2025 (i)(z)	4,671,127	606,312
FUEL Trust, 4.207%, 2016 (n)	3,610,000	3,769,613
FUEL Trust, 3.984%, 2016 (n)	4,112,000	4,259,966
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,699,221	2,618,245
GMAC LLC, FRN, 6.02%, 2033 (z)	1,682,868	1,743,507
GMAC LLC, FRN, 7.998%, 2034 (d)(n)(q)	3,212,000	2,532,864
Greenwich Capital Commercial Funding Corp., FRN, 5.87%, 2038	2,125,000	2,197,760
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.181%, 2051	9,792,112	10,474,103
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.003%, 2049	1,467,768	1,623,423
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.607%, 2042 (n)	4,734,928	744,279
KKR Financial CLO Ltd., “C”, FRN, 1.916%, 2021 (n)	3,651,630	2,957,820
LB Commercial Conduit Mortgage Trust, FRN, 1.106%, 2030 (i)	7,777,941	109,933

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
LB Commercial Conduit Mortgage Trust, FRN, 2.058%, 2030 (i)	$7,375,812	$280,332
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,070,000	3,319,048
Morgan Stanley Capital I, Inc., FRN, 1.184%, 2030 (i)(n)	13,194,127	329,523
Prudential Securities Secured Financing Corp., FRN, 7.275%, 2013 (z)	3,468,000	3,459,323
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,025,943	1,885,282

		$57,760,769
Automotive - 4.8%
American Honda Finance Corp., 2.125%, 2017 (n)	$13,328,000	$13,526,334
Daimler Finance North America LLC, 1.65%, 2015 (n)	5,000,000	5,014,565
Ford Motor Credit Co. LLC, 8%, 2014	5,635,000	6,268,453
Ford Motor Credit Co. LLC, 5.875%, 2021	7,000,000	7,910,616
Harley-Davidson Financial Services, 3.875%, 2016 (n)	12,070,000	12,654,586
Harley-Davidson Financial Services, 2.7%, 2017 (n)	3,815,000	3,814,638
Hyundai Capital America, 4%, 2017 (n)	10,225,000	10,567,241
Lear Corp., 8.125%, 2020	13,628,000	15,195,220
RCI Banque S.A., 4.6%, 2016 (n)	9,888,000	9,841,645
TRW Automotive, Inc., 7.25%, 2017 (n)	13,320,000	15,184,800
Volkswagen International Finance N.V., 2.375%, 2017 (n)	11,500,000	11,634,769

		$111,612,867
Biotechnology - 0.5%
Life Technologies Corp., 6%, 2020	$11,016,000	$12,809,019

Broadcasting - 2.2%
CBS Corp., 8.875%, 2019	$4,240,000	$5,651,446
CBS Corp., 5.75%, 2020	1,010,000	1,172,964
CBS Corp., 3.375%, 2022	9,159,000	9,015,488
News America, Inc., 8.5%, 2025	4,931,000	6,484,531
News America, Inc., 6.15%, 2041	2,172,000	2,492,709
Omnicom Group, Inc., 3.625%, 2022	6,288,000	6,293,137
SIRIUS XM Radio, Inc., 13%, 2013 (n)	12,995,000	14,700,594
WPP Finance, 8%, 2014	2,744,000	3,150,729
WPP Finance, 4.75%, 2021 (n)	3,500,000	3,725,187

		$52,686,785
Brokerage & Asset Managers - 1.0%
E*TRADE Financial Corp., 12.5%, 2017	$14,711,000	$17,138,315
TD Ameritrade Holding Co., 4.15%, 2014	5,138,000	5,487,441

		$22,625,756

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 1.3%
Mohawk Industries, Inc., 6.375%, 2016	$13,332,000	$14,631,870
Owens Corning, Inc., 6.5%, 2016	14,893,000	16,659,652

		$31,291,522
Cable TV - 3.8%
CCH II LLC, 13.5%, 2016	$16,500,000	$18,645,000
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,068,313
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,808,671
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	4,832,165
DIRECTV Holdings LLC, 5.15%, 2042 (n)	9,250,000	9,043,660
Myriad International Holdings B.V., 6.375%, 2017 (n)	8,201,000	9,065,057
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	8,010,615
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,650,099
Time Warner Cable, Inc., 4%, 2021	2,820,000	2,927,862
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,324,188
Videotron Ltee, 5%, 2022 (n)	13,220,000	13,186,950
Virgin Media Finance PLC, 9.5%, 2016	5,957,000	6,671,840
Virgin Media Finance PLC, 5.25%, 2022	2,915,000	2,915,000
Virgin Media Secured Finance PLC, 5.25%, 2021	2,990,000	3,321,322

		$88,470,742
Chemicals - 2.9%
Ashland, Inc., 9.125%, 2017	$15,963,000	$17,718,930
CF Industries Holdings, Inc., 7.125%, 2020	9,955,000	11,896,225
Dow Chemical Co., 8.55%, 2019	10,554,000	13,994,678
LyondellBasell Industries N.V., 5%, 2019 (n)	13,386,000	13,821,045
LyondellBasell Industries N.V., 6%, 2021 (n)	9,720,000	10,497,600

		$67,928,478
Conglomerates - 0.3%
ABB Treasury Center USA, Inc., 4%, 2021 (n)	$4,687,000	$4,882,589
Kennametal, Inc., 7.2%, 2012	3,091,000	3,113,561

		$7,996,150
Construction - 0.2%
D.R. Horton, Inc., 4.75%, 2017	$5,000,000	$5,115,625

Consumer Products - 0.8%
Hasbro, Inc., 6.35%, 2040	$3,463,000	$3,859,133
Mattel, Inc., 5.45%, 2041	4,568,000	4,838,101
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,602,381
Whirlpool Corp., 8%, 2012	5,627,000	5,627,000

		$18,926,615

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Services - 0.5%
Service Corp. International, 7.375%, 2014	$5,360,000	$5,855,800
Service Corp. International, 7%, 2019	5,550,000	5,931,563

		$11,787,363
Containers - 1.6%
Ball Corp., 5%, 2022	$5,537,000	$5,633,898
Crown Americas LLC, 7.625%, 2017	24,644,000	26,738,740
Greif, Inc., 6.75%, 2017	5,864,000	6,333,120

		$38,705,758
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$7,642,000	$8,886,362

Electronics - 0.5%
Tyco Electronics Group S.A., 6.55%, 2017	$2,450,000	$2,927,152
Tyco Electronics Group S.A., 3.5%, 2022	8,428,000	8,431,135

		$11,358,287
Emerging Market Quasi-Sovereign - 2.9%
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	$8,400,000	$9,135,000
CEZ A.S., 4.25%, 2022 (n)	8,941,000	8,900,944
CNOOC Finance (2012) Ltd., 5%, 2042 (z)	663,000	677,680
CNPC General Capital Ltd., 2.75%, 2017 (z)	13,441,000	13,427,908
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,230,927
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,912,781
Petrobras International Finance Co., 3.875%, 2016	6,547,000	6,853,622
Petrobras International Finance Co., 5.375%, 2021	11,160,000	12,224,999
Petroleos Mexicanos, 4.875%, 2022 (n)	1,699,000	1,811,353
Petroleos Mexicanos, 6.5%, 2041 (n)	6,538,000	7,584,080
Petroleos Mexicanos, 6.5%, 2041	412,000	477,920
VTB Capital S.A., 6%, 2017 (z)	1,937,000	1,971,866

		$68,209,080
Energy - Independent - 3.9%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$5,886,210
Apache Corp., 4.75%, 2043	9,651,000	10,283,449
EQT Corp., 4.875%, 2021	4,449,000	4,537,322
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 6.875%, 2019 (z)	7,670,000	8,053,500
LINN Energy LLC, 7.75%, 2021	9,400,000	9,917,000
Noble Energy, Inc., 4.15%, 2021	13,080,000	13,684,767
Pioneer Natural Resources Co., 6.65%, 2017	6,900,000	7,827,815
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	11,384,741

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
QEP Resources, Inc., 5.375%, 2022	$7,241,000	$7,241,000
Southwestern Energy Co., 7.5%, 2018	10,149,000	12,208,476

		$91,024,280
Energy - Integrated - 1.5%
BG Energy Capital PLC, 4%, 2021 (n)	$5,000,000	$5,347,075
BG Energy Capital PLC, 5.125%, 2041 (n)	4,094,000	4,567,426
BP Capital Markets PLC, 4.5%, 2020	4,127,000	4,585,704
BP Capital Markets PLC, 3.561%, 2021	6,660,000	6,969,504
Hess Corp., 8.125%, 2019	1,452,000	1,887,414
LUKOIL International Finance B.V., 6.125%, 2020 (n)	11,761,000	12,481,596

		$35,838,719
Entertainment - 0.4%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,535,966
Viacom, Inc., 3.875%, 2021	4,160,000	4,360,861

		$8,896,827
Financial Institutions - 2.8%
CIT Group, Inc., 5.25%, 2018	$2,885,000	$2,971,550
CIT Group, Inc., 6.625%, 2018 (n)	7,448,000	8,099,700
CIT Group, Inc., 5.5%, 2019 (n)	5,815,000	5,974,913
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,736,826
General Electric Capital Corp., 2.15%, 2015	10,000,000	10,173,410
General Electric Capital Corp., 5.5%, 2020	8,500,000	9,718,858
International Lease Finance Corp., 8.75%, 2017	555,000	622,988
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,543,100
International Lease Finance Corp., 6.25%, 2019	3,853,000	3,891,018
SLM Corp., 6.25%, 2016	4,180,000	4,305,400
SLM Corp., 6%, 2017	11,213,000	11,409,228
SLM Corp., 8%, 2020	2,532,000	2,690,250

		$66,137,241
Food & Beverages - 5.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$9,630,000	$12,741,020
Constellation Brands, Inc., 7.25%, 2016	13,881,000	15,685,530
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	11,153,000	11,584,454
J.M. Smucker Co., 3.5%, 2021	12,140,000	12,641,200
Kraft Foods, Inc., 6.5%, 2040	8,525,000	10,720,665
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,571,266
Molson Coors Brewing Co., 3.5%, 2022	8,982,000	9,061,383
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	5,025,473
Pernod Ricard S.A., 5.5%, 2042 (n)	3,700,000	3,782,332

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Pernod-Ricard S.A., 4.45%, 2022 (n)	$4,355,000	$4,516,375
SABMiller Holdings, Inc., 3.75%, 2022 (n)	11,234,000	11,683,484
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	9,687,175
Tyson Foods, Inc., 6.85%, 2016	12,881,000	14,603,834
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,034,594

		$139,338,785
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,853,820
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,372,916
CVS Caremark Corp., 5.75%, 2041	9,305,000	10,829,271

		$15,056,007
Forest & Paper Products - 0.6%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$6,508,000	$7,417,526
International Paper Co., 6%, 2041	6,640,000	7,170,297

		$14,587,823
Gaming & Lodging - 1.9%
Host Hotels & Resorts, Inc., 6.75%, 2016	$8,900,000	$9,144,750
Sheraton Holding Corp., 7.375%, 2015	3,655,000	4,203,250
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	850,000	981,750
Wyndham Worldwide Corp., 6%, 2016	87,000	97,645
Wyndham Worldwide Corp., 4.25%, 2022	18,435,000	18,543,177
Wynn Las Vegas LLC, 7.75%, 2020	6,800,000	7,514,000
Wynn Las Vegas LLC, 5.375%, 2022 (n)	4,740,000	4,645,200

		$45,129,772
Insurance - 1.9%
American International Group, Inc., 4.875%, 2016	$3,388,000	$3,613,021
American International Group, Inc., 3.8%, 2017	7,167,000	7,402,207
American International Group, Inc., 6.4%, 2020	8,987,000	10,322,998
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,700,000	2,915,730
Principal Financial Group, Inc., 7.875%, 2014	200,000	223,245
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,747,198
Unum Group, 7.125%, 2016	4,500,000	5,196,425
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,863,646

		$44,284,470
Insurance - Health - 1.0%
CIGNA Corp., 2.75%, 2016	$9,534,000	$9,733,756
CIGNA Corp., 5.375%, 2042	4,300,000	4,553,756

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Health - continued
Humana, Inc., 7.2%, 2018	$6,647,000	$8,026,505

		$22,314,017
Insurance - Property & Casualty - 1.6%
Aon Corp., 6.25%, 2040	$1,832,000	$2,238,539
AXIS Capital Holdings Ltd., 5.75%, 2014	5,545,000	5,932,939
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	1,927,098
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,881,653
CNA Financial Corp., 5.875%, 2020	6,010,000	6,569,176
Marsh & McLennan Cos., Inc., 4.8%, 2021	3,500,000	3,842,762
XL Group PLC, 5.75%, 2021	6,890,000	7,619,741
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,210,288
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,027,040
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	4,790,175

		$38,039,411
Local Authorities - 0.1%
State of California (Build America Bonds), 7.6%, 2040	$845,000	$1,119,059

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.875%, 2017	$13,046,000	$15,198,590

Major Banks - 6.1%
Bank of America Corp., 5.65%, 2018	$4,060,000	$4,293,970
Bank of America Corp., 7.625%, 2019	1,290,000	1,486,793
Bank of America Corp., 5.625%, 2020	360,000	372,097
Bank of America Corp., 5.7%, 2022	12,607,000	13,234,450
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,677,757
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,126,694
Goldman Sachs Group, Inc., 7.5%, 2019	8,443,000	9,767,200
HSBC USA, Inc., 4.875%, 2020	7,140,000	7,340,898
JPMorgan Chase & Co., 4.25%, 2020	6,107,000	6,396,173
JPMorgan Chase & Co., 4.5%, 2022	9,500,000	10,119,524
Macquarie Bank Ltd., 5%, 2017 (n)	9,600,000	9,761,530
Macquarie Group Ltd., 6%, 2020 (n)	2,503,000	2,497,859
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,527,451
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,399,254
Morgan Stanley, 5.75%, 2016	5,924,000	6,132,679
Morgan Stanley, 4.75%, 2017	8,875,000	8,858,874
Morgan Stanley, 7.3%, 2019	3,930,000	4,218,207
Morgan Stanley, 5.5%, 2021	8,958,000	8,757,654
PNC Funding Corp., 5.625%, 2017	7,355,000	8,198,721

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Santander UK PLC, 3.875%, 2014 (n)	$2,587,000	$2,579,079
Wachovia Corp., 6.605%, 2025	7,936,000	9,292,762
Wells Fargo & Co., 2.625%, 2016	13,081,000	13,521,019

		$143,560,645
Medical & Health Technology & Services - 1.9%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$10,088,000	$10,381,399
Davita, Inc., 6.625%, 2020	6,460,000	6,758,775
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,720,406
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	1,000,000	1,070,000
Hospira, Inc., 6.05%, 2017	5,884,000	6,622,571
McKesson Corp., 5.7%, 2017	5,010,000	5,866,184
McKesson Corp., 7.5%, 2019	920,000	1,181,132

		$43,600,467
Metals & Mining - 3.8%
ArcelorMittal, 6.5%, 2014	$2,460,000	$2,633,356
ArcelorMittal, 3.75%, 2016	3,658,000	3,664,987
ArcelorMittal, 9.85%, 2019	3,279,000	3,963,350
ArcelorMittal, 6.25%, 2022	3,027,000	3,083,332
BHP Billiton Finance Ltd., 5.5%, 2014	100,000	109,092
FMG Resources, 6.875%, 2022 (z)	4,435,000	4,501,525
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	11,000,000	11,907,500
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	10,832,000	10,702,915
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	11,074,000	10,483,235
Rio Tinto Finance (USA) Ltd., 3.75%, 2021	3,000,000	3,178,923
Southern Copper Corp., 6.75%, 2040	10,301,000	11,372,974
Teck Resources Ltd., 10.75%, 2019	2,919,000	3,612,263
Vale Overseas Ltd., 5.625%, 2019	14,499,000	16,318,451
Vale Overseas Ltd., 4.375%, 2022	4,473,000	4,582,906

		$90,114,809
Natural Gas - Distribution - 0.5%
AmeriGas Finance LLC, 7%, 2022	$12,030,000	$12,270,600

Natural Gas - Pipeline - 3.3%
El Paso Pipeline Partners LP, 6.5%, 2020	$9,145,000	$10,504,816
El Paso Pipeline Partners LP, 5%, 2021	1,689,000	1,784,341
Energy Transfer Partners LP, 8.5%, 2014	5,773,000	6,483,246
Energy Transfer Partners LP, 9.7%, 2019	1,560,000	2,009,386
Energy Transfer Partners LP, 5.2%, 2022	2,477,000	2,640,222
Energy Transfer Partners LP, 6.5%, 2042	7,468,000	7,915,505
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,533,636

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Enterprise Products Operating LP, 5.2%, 2020	$2,000,000	$2,287,946
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,298,741
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	2,791,000	3,028,235
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,578,720
Kinder Morgan Energy Partners, 6.85%, 2020	1,303,000	1,575,835
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,126,760
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,787,931
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,264,289
Plains All American Pipeline LP, 3.95%, 2015	5,710,000	6,119,259
Southern Natural Gas Co., 4.4%, 2021	2,500,000	2,628,365
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,402,107
Spectra Energy Partners LP, 4.6%, 2021	2,500,000	2,643,903
TransCanada PipeLines Ltd., 0.875%, 2015	5,000,000	5,010,745

		$78,623,988
Network & Telecom - 2.6%
AT&T, Inc., 5.35%, 2040	$1,600,000	$1,748,795
AT&T, Inc., 5.55%, 2041	5,474,000	6,248,680
CenturyLink, Inc., 7.6%, 2039	13,088,000	12,426,441
Telefonica Emisiones S.A.U., 5.134%, 2020	7,000,000	6,487,719
Telefonica Emisiones S.A.U., 5.462%, 2021	4,470,000	4,201,062
Verizon Communications, Inc., 1.95%, 2014	12,500,000	12,791,925
Verizon Communications, Inc., 6%, 2041	4,310,000	5,222,733
Windstream Corp., 7.75%, 2021	12,185,000	13,068,413

		$62,195,768
Oil Services - 0.1%
Transocean, Inc., 6%, 2018	$2,650,000	$2,965,541

Oils - 0.2%
Phillips 66, 5.875%, 2042 (n)	$4,745,000	$5,011,902

Other Banks & Diversified Financials - 4.9%
American Express Centurion Bank, 5.5%, 2013	$3,943,000	$4,117,438
American Express Co., 8.125%, 2019	1,435,000	1,900,613
American Express Credit Corp., 2.8%, 2016	8,000,000	8,290,392
American Express Credit Corp., 2.375%, 2017	6,255,000	6,378,111
Banco Bradesco S.A., 6.75%, 2019 (n)	4,713,000	5,167,805
Banco Bradesco S.A., 5.75%, 2022 (n)	3,632,000	3,691,928
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	8,500,000	8,154,917
BB&T Corp., 3.95%, 2016	2,500,000	2,720,990
Capital One Financial Corp., 2.15%, 2015	14,300,000	14,392,678

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 8.8%, 2019	$7,000,000	$8,840,307
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,638,325
Citigroup, Inc., 4.45%, 2017	11,549,000	12,064,120
Citigroup, Inc., 6.125%, 2018	5,765,000	6,399,225
Discover Bank, 7%, 2020	8,495,000	9,879,388
Fifth Third Bancorp, 3.5%, 2022	5,404,000	5,410,506
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,302,451
Santander Holdings USA, Inc., 4.625%, 2016	1,650,000	1,644,306
Svenska Handelsbanken AB, 2.875%, 2017	5,871,000	5,969,245
U.S. Bancorp, 3%, 2022	2,601,000	2,639,617

		$114,602,362
Pharmaceuticals - 1.7%
Amgen, Inc., 2.3%, 2016	$3,000,000	$3,079,569
Celgene Corp., 2.45%, 2015	3,438,000	3,526,590
Mylan Laboratories, Inc., 7.625%, 2017 (n)	17,523,000	19,406,723
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	13,670,000	14,165,620

		$40,178,502
Pollution Control - 0.7%
Allied Waste North America, Inc., 6.875%, 2017	$7,890,000	$8,195,738
Republic Services, Inc., 5.25%, 2021	6,200,000	7,217,767

		$15,413,505
Precious Metals & Minerals - 0.3%
Teck Resources Ltd., 3%, 2019	$1,878,000	$1,875,647
Teck Resources Ltd., 6.25%, 2041	4,250,000	4,710,921

		$6,586,568
Printing & Publishing - 0.5%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$2,014,322
Pearson PLC, 4%, 2016 (n)	9,720,000	10,388,279

		$12,402,601
Railroad & Shipping - 1.0%
Burlington Northern Santa Fe Corp., 3.05%, 2022	$3,500,000	$3,530,541
Canadian Pacific Railway Co., 7.25%, 2019	3,576,000	4,401,834
CSX Corp., 7.375%, 2019	5,360,000	6,825,086
CSX Corp., 4.4%, 2043	4,000,000	3,856,508
Kansas City Southern, 8%, 2018	4,243,000	4,720,338

		$23,334,307

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 3.1%
Boston Properties LP, REIT, 3.7%, 2018	$5,912,000	$6,151,903
ERP Operating LP, REIT, 4.625%, 2021	14,520,000	15,497,951
HCP, Inc., REIT, 3.75%, 2019	5,000,000	5,038,680
HCP, Inc., REIT, 5.375%, 2021	7,560,000	8,328,996
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	6,625,021
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,888,177
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,084,841
Simon Property Group, Inc., REIT, 4.375%, 2021	5,000,000	5,426,485
Ventas Realty LP, REIT, 4%, 2019	6,657,000	6,769,277
WEA Finance LLC, REIT, 6.75%, 2019 (n)	7,693,000	9,017,142

		$73,828,473
Retailers - 2.2%
AutoZone, Inc., 3.7%, 2022	$3,867,000	$3,935,044
Gap, Inc., 5.95%, 2021	16,047,000	16,591,090
Kohl’s Corp., 4%, 2021	6,914,000	7,288,649
Limited Brands, Inc., 7%, 2020	11,059,000	12,275,490
Limited Brands, Inc., 5.625%, 2022	7,521,000	7,568,006
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,372,166

		$52,030,445
Specialty Chemicals - 0.7%
Ecolab, Inc., 3%, 2016	$8,728,000	$9,191,588
Ecolab, Inc., 5.5%, 2041	5,380,000	6,178,494

		$15,370,082
Specialty Stores - 0.5%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$6,220,396
Advance Auto Parts, Inc., 4.5%, 2022	4,668,000	4,919,657

		$11,140,053
Supermarkets - 0.5%
Kroger Co., 3.4%, 2022	$11,500,000	$11,504,692

Telecommunications - Wireless - 1.9%
American Tower Corp., 4.625%, 2015	$10,110,000	$10,774,500
American Tower Corp., 4.5%, 2018	5,760,000	6,082,186
American Tower Corp., REIT, 4.7%, 2022	7,973,000	8,184,835
Crown Castle International Corp., 7.75%, 2017 (n)	11,040,000	12,033,600
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,844,285
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,485,000
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,409,166

21

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Vodafone Group PLC, 5.625%, 2017	$1,452,000	$1,706,297

		$44,519,869
Telephone Services - 0.3%
Oi S.A., 5.75%, 2022 (n)	$6,383,000	$6,542,575

Tobacco - 1.7%
BAT International Finance PLC, 9.5%, 2018 (n)	$6,976,000	$9,528,170
Lorillard Tobacco Co., 8.125%, 2019	12,457,000	15,518,943
Lorillard Tobacco Co., 7%, 2041	2,698,000	2,976,072
Reynolds American, Inc., 7.25%, 2012	2,612,000	2,624,041
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,769,478

		$39,416,704
Transportation - Services - 0.7%
Erac USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,635,066
Erac USA Finance Co., 7%, 2037 (n)	4,707,000	5,481,970
Erac USA Finance Co., 5.625%, 2042 (n)	8,920,000	8,774,818

		$15,891,854
Utilities - Electric Power - 3.3%
Calpine Corp., 7.875%, 2020 (n)	$4,263,000	$4,646,670
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,258,913
CMS Energy Corp., 2.75%, 2014	4,220,000	4,239,766
CMS Energy Corp., 6.25%, 2020	5,693,000	6,273,384
CMS Energy Corp., 5.05%, 2022	3,811,000	3,879,225
Dominion Resources, Inc., 4.9%, 2041	4,300,000	4,682,175
EDP Finance B.V., 6%, 2018 (n)	8,334,000	7,371,790
Enel Finance International S.A., 6%, 2039 (n)	7,133,000	6,033,391
Enersis S.A., 7.375%, 2014	4,189,000	4,529,373
Exelon Corp., 4.9%, 2015	2,000,000	2,188,458
FirstEnergy Solutions Corp., 6.05%, 2021	11,869,000	13,429,607
Oncor Electric Delivery Co., 6.8%, 2018	1,868,000	2,219,614
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,236,670
PSEG Power LLC, 5.32%, 2016	1,727,000	1,941,614
System Energy Resources, Inc., 5.129%, 2014 (z)	1,072,338	1,070,001
Waterford 3 Funding Corp., 8.09%, 2017	3,520,270	3,557,585

		$77,558,236
Utilities - Gas - 0.4%
ONEOK, Inc., 4.25%, 2022	$10,000,000	$10,392,010
Total Bonds (Identified Cost, $2,125,209,886)		$2,222,465,257

22

Portfolio of Investments – continued

Money Market Funds - 3.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	79,095,062	$79,095,062
Total Investments (Identified Cost, $2,204,304,948)		$2,301,560,319

Other Assets, Less Liabilities - 2.1%		49,671,061
Net Assets - 100.0%		$2,351,231,380

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $554,684,099 representing 23.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.1%, 2045	9/21/04-3/01/12	$1,523,294	$1,677
Anthracite Ltd., “A”, CDO, FRN, 0.599%, 2019	1/15/10	1,829,295	2,059,908
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.839%, 2040	3/01/06	1,991,047	1,112,042
CNOOC Finance (2012) Ltd., 5%, 2042	4/25/12	666,810	677,680
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	13,439,798	13,427,908
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	674,735	681,882
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,581,953	1,795,286
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 6.875%, 2019	4/10/12	7,670,000	8,053,500
FMG Resources, 6.875%, 2022	3/14/12	4,435,000	4,501,525
Falcon Franchise Loan LLC, FRN, 5.241%, 2025	1/29/03	344,762	606,312
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,620,282	2,618,245
GMAC LLC, FRN, 6.02%, 2033	3/20/02	1,682,868	1,743,507
Prudential Securities Secured Financing Corp., FRN, 7.275%, 2013	12/06/04	3,522,577	3,459,323
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,006,882	1,885,282

23

Portfolio of Investments – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
System Energy Resources, Inc., 5.129%, 2014	4/16/04	$1,072,338	$1,070,001
VTB Capital S.A., 6%, 2017	4/04/12	1,937,000	1,971,866
Total Restricted Securities			$45,665,944
% of Net assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 4/30/12

Swap Agreements at 4/30/12

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(634,629)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7%, 12/15/25, a B rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,125,209,886)	$2,222,465,257
Underlying affiliated funds, at cost and value	79,095,062
Total investments, at value (identified cost, $2,204,304,948)	$2,301,560,319
Restricted cash	680,000
Receivables for
Investments sold	31,608,394
Fund shares sold	14,170,776
Interest	30,145,084
Other assets	11,584
Total assets	$2,378,176,157
Liabilities
Payables for
Distributions	$1,630,150
Investments purchased	19,368,579
Fund shares reacquired	4,078,133
Swaps, at value	634,629
Payable to affiliates
Investment adviser	102,026
Shareholder servicing costs	730,123
Distribution and service fees	85,879
Payable for independent Trustees’ compensation	54,002
Accrued expenses and other liabilities	261,256
Total liabilities	$26,944,777
Net assets	$2,351,231,380
Net assets consist of
Paid-in capital	$2,286,113,555
Unrealized appreciation (depreciation) on investments	96,620,742
Accumulated net realized gain (loss) on investments	(30,980,623)
Accumulated distributions in excess of net investment income	(522,294)
Net assets	$2,351,231,380
Shares of beneficial interest outstanding	169,748,116

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,350,525,044	97,446,817	$13.86
Class B	89,789,070	6,494,985	13.82
Class C	280,259,969	20,296,749	13.81
Class I	361,289,988	26,073,230	13.86
Class R1	10,893,956	788,287	13.82
Class R2	112,858,183	8,143,563	13.86
Class R3	63,099,334	4,553,228	13.86
Class R4	82,515,836	5,951,257	13.87
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.55 [100 / 95.25 x $13.86]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF OPERATIONS

Year ended 4/30/12

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$91,101,483
Dividends from underlying affiliated funds	68,721
Total investment income	$91,170,204
Expenses
Management fee	$6,760,110
Distribution and service fees	5,975,004
Shareholder servicing costs	2,378,958
Administrative services fee	271,290
Independent Trustees’ compensation	38,661
Custodian fee	212,320
Shareholder communications	268,541
Audit and tax fees	63,455
Legal fees	22,993
Miscellaneous	373,357
Total expenses	$16,364,689
Fees paid indirectly	(406)
Reduction of expenses by investment adviser	(6,739)
Net expenses	$16,357,544
Net investment income	$74,812,660
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$27,893,758
Swap transactions	61,746
Net realized gain (loss) on investments	$27,955,504
Change in unrealized appreciation (depreciation)
Investments	$23,107,130
Swap transactions	361,650
Net unrealized gain (loss) on investments	$23,468,780
Net realized and unrealized gain (loss) on investments	$51,424,284
Change in net assets from operations	$126,236,944

See Notes to Financial Statements

26

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 4/30
	2012	2011
Change in net assets
From operations
Net investment income	$74,812,660	$64,823,610
Net realized gain (loss) on investments	27,955,504	29,582,128
Net unrealized gain (loss) on investments	23,468,780	21,165,622
Change in net assets from operations	$126,236,944	$115,571,360
Distributions declared to shareholders
From net investment income	$(86,518,599)	$(70,917,573)
Change in net assets from fund share transactions	$898,655,500	$175,392,188
Total change in net assets	$938,373,845	$220,045,975
Net assets
At beginning of period	1,412,857,535	1,192,811,560
At end of period (including accumulated distributions in excess of net investment income of $522,294 and undistributed net investment income of $3,893,714, respectively)	$2,351,231,380	$1,412,857,535

See Notes to Financial Statements

27

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.64	$13.17	$10.95	$12.18	$12.69
Income (loss) from investment operations
Net investment income (d)	$0.59	$0.68	$0.71	$0.64	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.53	2.23	(1.22)	(0.47)
Total from investment operations	$0.91	$1.21	$2.94	$(0.58)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.74)	$(0.72)	$(0.65)	$(0.68)
Net asset value, end of period (x)	$13.86	$13.64	$13.17	$10.95	$12.18
Total return (%) (r)(s)(t)(x)	6.92	9.46	27.35	(4.61)	1.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	0.85	0.87	0.96	0.98
Expenses after expense reductions (f)	0.84	0.85	0.87	0.89	0.89
Net investment income	4.38	5.09	5.72	5.76	5.21
Portfolio turnover	47	58	91	44	56
Net assets at end of period (000 omitted)	$1,350,525	$884,807	$781,496	$618,093	$769,599

See Notes to Financial Statements

28

Financial Highlights – continued

Class B	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.60	$13.14	$10.91	$12.14	$12.65
Income (loss) from investment operations
Net investment income (d)	$0.49	$0.58	$0.62	$0.56	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.52	2.23	(1.22)	(0.48)
Total from investment operations	$0.81	$1.10	$2.85	$(0.66)	$0.08
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.64)	$(0.62)	$(0.57)	$(0.59)
Net asset value, end of period (x)	$13.82	$13.60	$13.14	$10.91	$12.14
Total return (%) (r)(s)(t)(x)	6.13	8.58	26.60	(5.32)	0.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.60	1.62	1.67	1.68
Expenses after expense reductions (f)	1.60	1.60	1.62	1.59	1.59
Net investment income	3.64	4.35	5.00	5.06	4.52
Portfolio turnover	47	58	91	44	56
Net assets at end of period (000 omitted)	$89,789	$63,614	$62,341	$67,149	$98,671

Class C	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.58	$13.12	$10.90	$12.13	$12.63
Income (loss) from investment operations
Net investment income (d)	$0.49	$0.58	$0.62	$0.56	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.33	0.52	2.22	(1.22)	(0.47)
Total from investment operations	$0.82	$1.10	$2.84	$(0.66)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.64)	$(0.62)	$(0.57)	$(0.59)
Net asset value, end of period (x)	$13.81	$13.58	$13.12	$10.90	$12.13
Total return (%) (r)(s)(t)(x)	6.21	8.59	26.52	(5.33)	0.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.60	1.62	1.67	1.68
Expenses after expense reductions (f)	1.60	1.60	1.62	1.59	1.59
Net investment income	3.62	4.35	4.97	5.09	4.52
Portfolio turnover	47	58	91	44	56
Net assets at end of period (000 omitted)	$280,260	$152,326	$117,744	$74,651	$75,666

See Notes to Financial Statements

29

Financial Highlights – continued

Class I	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.64	$13.18	$10.95	$12.18	$12.70
Income (loss) from investment operations
Net investment income (d)	$0.62	$0.71	$0.74	$0.67	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.33	0.53	2.24	(1.21)	(0.48)
Total from investment operations	$0.95	$1.24	$2.98	$(0.54)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.73)	$(0.78)	$(0.75)	$(0.69)	$(0.72)
Net asset value, end of period (x)	$13.86	$13.64	$13.18	$10.95	$12.18
Total return (%) (r)(s)(x)	7.18	9.65	27.76	(4.32)	1.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.60	0.62	0.67	0.67
Expenses after expense reductions (f)	0.60	0.60	0.62	0.59	0.58
Net investment income	4.58	5.31	5.98	6.06	5.50
Portfolio turnover	47	58	91	44	56
Net assets at end of period (000 omitted)	$361,290	$114,736	$43,990	$53,906	$56,574

Class R1	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.59	$13.13	$10.91	$12.14	$12.65
Income (loss) from investment operations
Net investment income (d)	$0.50	$0.58	$0.62	$0.56	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.52	2.22	(1.22)	(0.48)
Total from investment operations	$0.82	$1.10	$2.84	$(0.66)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.64)	$(0.62)	$(0.57)	$(0.58)
Net asset value, end of period (x)	$13.82	$13.59	$13.13	$10.91	$12.14
Total return (%) (r)(s)(x)	6.21	8.59	26.50	(5.32)	0.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.61	1.62	1.67	1.75
Expenses after expense reductions (f)	1.60	1.61	1.62	1.59	1.66
Net investment income	3.67	4.38	4.99	5.09	4.42
Portfolio turnover	47	58	91	44	56
Net assets at end of period (000 omitted)	$10,894	$9,492	$10,941	$7,912	$8,351

See Notes to Financial Statements

30

Financial Highlights – continued

Class R2	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.63	$13.17	$10.94	$12.17	$12.69
Income (loss) from investment operations
Net investment income (d)	$0.56	$0.65	$0.68	$0.62	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.33	0.52	2.24	(1.22)	(0.47)
Total from investment operations	$0.89	$1.17	$2.92	$(0.60)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.66)	$(0.71)	$(0.69)	$(0.63)	$(0.64)
Net asset value, end of period (x)	$13.86	$13.63	$13.17	$10.94	$12.17
Total return (%) (r)(s)(x)	6.73	9.11	27.16	(4.82)	1.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	1.10	1.12	1.17	1.26
Expenses after expense reductions (f)	1.10	1.10	1.12	1.10	1.17
Net investment income	4.15	4.85	5.47	5.53	4.91
Portfolio turnover	47	58	91	44	56
Net assets at end of period (000 omitted)	$112,858	$66,050	$65,141	$55,413	$81,433

Class R3	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.63	$13.17	$10.94	$12.18	$12.69
Income (loss) from investment operations
Net investment income (d)	$0.60	$0.68	$0.71	$0.65	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.52	2.24	(1.23)	(0.47)
Total from investment operations	$0.92	$1.20	$2.95	$(0.58)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.74)	$(0.72)	$(0.66)	$(0.68)
Net asset value, end of period (x)	$13.86	$13.63	$13.17	$10.94	$12.18
Total return (%) (r)(s)(x)	6.99	9.38	27.47	(4.65)	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.85	0.87	0.92	1.02
Expenses after expense reductions (f)	0.84	0.85	0.87	0.84	0.93
Net investment income	4.40	5.11	5.73	5.80	5.16
Portfolio turnover	47	58	91	44	56
Net assets at end of period (000 omitted)	$63,099	$50,351	$49,555	$46,014	$59,233

See Notes to Financial Statements

31

Financial Highlights – continued

Class R4	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.64	$13.18	$10.95	$12.19	$12.70
Income (loss) from investment operations
Net investment income (d)	$0.63	$0.72	$0.74	$0.67	$0.67
Net realized and unrealized gain (loss) on investments and foreign currency	0.33	0.52	2.24	(1.22)	(0.47)
Total from investment operations	$0.96	$1.24	$2.98	$(0.55)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.73)	$(0.78)	$(0.75)	$(0.69)	$(0.71)
Net asset value, end of period (x)	$13.87	$13.64	$13.18	$10.95	$12.19
Total return (%) (r)(s)(x)	7.26	9.65	27.76	(4.40)	1.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	0.60	0.62	0.68	0.74
Expenses after expense reductions (f)	0.59	0.60	0.62	0.60	0.65
Net investment income	4.65	5.34	5.97	6.01	5.44
Portfolio turnover	47	58	91	44	56
Net assets at end of period (000 omitted)	$82,516	$71,481	$61,604	$46,014	$86,097

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of

33

Notes to Financial Statements – continued

information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value

34

Notes to Financial Statements – continued

hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$68,209,080	$—	$68,209,080
Corporate Bonds	—	1,694,097,978	—	1,694,097,978
Residential Mortgage-Backed Securities	—	52,231	—	52,231
Commercial Mortgage-Backed Securities	—	32,747,223	—	32,747,223
Asset-Backed Securities (including CDOs)	—	24,961,317	—	24,961,317
Foreign Bonds	—	402,397,428	—	402,397,428
Mutual Funds	79,095,062	—	—	79,095,062
Total Investments	$79,095,062	$2,222,465,257	$—	$2,301,560,319

Other Financial Instruments
Swaps	$—	$(634,629)	$—	$(634,629)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market,

35

Notes to Financial Statements – continued

or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Credit	Credit Default Swaps	$(634,629)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2012 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit	$61,746

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended April 30, 2012 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit	$361,650

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction

36

Notes to Financial Statements – continued

to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for

37

Notes to Financial Statements – continued

netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of April 30, 2012 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of April 30, 2012, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net

38

Notes to Financial Statements – continued

liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $6,090,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

39

Notes to Financial Statements – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	4/30/12	4/30/11
Ordinary income (including any short-term capital gains)	$86,518,599	$70,917,573

40

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$2,215,571,151
Gross appreciation	103,820,812
Gross depreciation	(17,831,644)
Net unrealized appreciation (depreciation)	$85,989,168
Undistributed ordinary income	7,641,295
Capital loss carryforwards	(19,707,315)
Other temporary differences	(8,805,323)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
4/30/17	$(19,707,315)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 4/30/12	Year ended 4/30/11
Class A	$54,371,677	$47,820,037
Class B	3,134,621	3,103,793
Class C	8,391,212	6,490,937
Class I	10,038,847	2,855,944
Class R1	413,657	488,790
Class R2	3,367,194	3,558,286
Class R3	2,822,323	2,719,944
Class R4	3,979,068	3,879,842
Total	$86,518,599	$70,917,573

41

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

The management fee incurred for the year ended April 30, 2012 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,506,516 for the year ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,695,709
Class B	0.75%	0.25%	1.00%	1.00%	728,905
Class C	0.75%	0.25%	1.00%	1.00%	1,965,048
Class R1	0.75%	0.25%	1.00%	1.00%	95,549
Class R2	0.25%	0.25%	0.50%	0.50%	350,722
Class R3	—	0.25%	0.25%	0.25%	139,071
Total Distribution and Service Fees					$5,975,004

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a

42

Notes to Financial Statements – continued

shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2012, were as follows:

Amount
Class A	$16,960
Class B	120,206
Class C	35,778

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended April 30, 2012, the fee was $690,834, which equated to 0.0395% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,688,124.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2012 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and

43

Notes to Financial Statements – continued

exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,079 and the Retirement Deferral plan resulted in an expense of $2,812. Both amounts are included in independent Trustees’ compensation for the year ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $53,994 at April 30, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,702 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,739, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$1,587,520
Investments (non-U.S. Government securities)	$1,601,139,880	$781,593,863

44

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	46,548,843	$632,764,000	25,068,954	$335,889,961
Class B	3,218,560	43,605,699	1,778,163	23,678,115
Class C	11,286,088	153,071,063	4,506,346	60,185,064
Class I	21,642,526	294,509,142	6,494,110	87,809,748
Class R1	308,337	4,185,106	171,673	2,287,198
Class R2	4,691,774	64,436,917	1,418,454	18,937,633
Class R3	1,597,690	21,717,190	1,709,593	22,926,866
Class R4	1,634,763	22,262,156	2,137,457	28,605,669
	90,928,581	$1,236,551,273	43,284,750	$580,320,254
Shares issued to shareholders in reinvestment of distributions
Class A	3,400,547	$46,258,788	2,870,950	$38,526,762
Class B	192,049	2,605,580	184,682	2,470,334
Class C	393,678	5,337,083	301,851	4,034,817
Class I	438,311	5,967,759	131,073	1,757,966
Class R1	30,482	413,186	36,392	486,165
Class R2	233,036	3,170,843	245,253	3,288,385
Class R3	207,213	2,817,374	201,390	2,699,945
Class R4	292,292	3,976,000	289,220	3,881,234
	5,187,608	$70,546,613	4,260,811	$57,145,608
Shares reacquired
Class A	(17,389,741)	$(236,785,029)	(22,370,692)	$(300,269,563)
Class B	(1,593,006)	(21,571,871)	(2,030,357)	(27,076,177)
Class C	(2,596,231)	(35,152,881)	(2,567,593)	(34,279,238)
Class I	(4,421,645)	(60,095,515)	(1,549,276)	(20,776,832)
Class R1	(248,774)	(3,379,755)	(342,928)	(4,558,393)
Class R2	(1,626,090)	(22,065,576)	(1,764,537)	(23,633,942)
Class R3	(944,694)	(12,866,632)	(1,979,688)	(26,535,308)
Class R4	(1,215,969)	(16,525,127)	(1,860,900)	(24,944,221)
	(30,036,150)	$(408,442,386)	(34,465,971)	$(462,073,674)

45

Notes to Financial Statements – continued

	Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Net change
Class A	32,559,649	$442,237,759	5,569,212	$74,147,160
Class B	1,817,603	24,639,408	(67,512)	(927,728)
Class C	9,083,535	123,255,265	2,240,604	29,940,643
Class I	17,659,192	240,381,386	5,075,907	68,790,882
Class R1	90,045	1,218,537	(134,863)	(1,785,030)
Class R2	3,298,720	45,542,184	(100,830)	(1,407,924)
Class R3	860,209	11,667,932	(68,705)	(908,497)
Class R4	711,086	9,713,029	565,777	7,542,682
	66,080,039	$898,655,500	13,079,590	$175,392,188

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2012, the fund’s commitment fee and interest expense were $11,111 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

46

Notes to Financial Statements – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,792,573	846,809,729	(798,507,240)	79,095,062

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$68,721	$79,095,062

47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust IX and the Shareholders of

MFS Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Bond Fund (one of the portfolios comprising MFS Series Trust IX) (the “Fund”) as of April 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Bond Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2012

48

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 69)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

49

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
William R. Gutow (age 70)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)	N/A
J. Dale Sherratt (age 73)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 54)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

50

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 43)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 43)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 36)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm).	N/A

51

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Ellen Moynihan (k) (age 54)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 51)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

52

Trustees and Officers – continued

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Managers
Richard Hawkins Robert Persons

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013.

54

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

55

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

56

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Limited Maturity Fund

ANNUAL REPORT

April 30, 2012

MQL-ANN

MFS® LIMITED MATURITY FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	71.0%
Non-U.S. Government Bonds	11.5%
Asset-Backed Securities	3.9%
Emerging Markets Bonds	3.6%
Mortgage-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	1.1%
U.S. Government Agencies	0.8%
Collateralized Debt Obligations	0.5%
High Yield Corporates	0.3%
U.S. Treasury Securities	(3.5)%

Composition including fixed income credit quality (a)(i)
AAA	13.6%
AA	11.3%
A	34.1%
BBB	31.1%
BB	1.1%
B (o)	0.0%
CCC	0.4%
CC	0.2%
C (o)	0.0%
D	0.1%
Federal Agencies	3.5%
Not Rated	(3.5)%
Cash & Other	8.1%

Portfolio facts (i)
Average Duration (d)	1.5
Average Effective Maturity (m)	2.2 yrs.

Issuer country weightings (i)(x)
United States	57.5%
United Kingdom	8.3%
France	4.6%
Netherlands	3.2%
Australia	2.9%
Canada	2.7%
Sweden	2.2%
Spain	1.9%
Germany	1.8%
Other Countries	14.9%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Limited Maturity Fund (the “fund”) provided a total return of 1.96%, at net asset value. This compares with a return of 1.48% for the fund’s benchmark, the Barclays 1-3 Year U.S. Government/Credit Bond Index.

Market Environment

Prior to the beginning of the reporting period, looser U.S. monetary and fiscal policy fostered a sharp rebound in market risk sentiment. By the beginning of the period, global macroeconomic conditions had begun to weaken and renewed concerns surrounding eurozone sovereign debt arose, causing the recovery in asset valuations to plateau.

During the middle of the reporting period, worries about U.S. sovereign debt default and the long-term sustainability of the trend in U.S. fiscal policy resulted in one agency downgrading U.S. credit quality. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously and highly-rated sovereign bond yields hit multi-decade lows.

Later in the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Longer Term Refinancing Operations, or LTROs), coupled with improved global macroeconomic conditions, ushered in improved market dynamics. At the end of the period, though, weaker global growth data, along with greater perceived risks concerning Spain, the Netherlands, and France, appeared to have renewed a more cautious stance among investors.

Factors Affecting Performance

Relative to the Barclays 1-3 Year U.S. Government/Credit Bond Index, the fund’s return from yield, which was greater than that of the benchmark, was a key contributor to performance. The fund’s yield curve (y) positioning, particularly the fund’s greater exposure to shifts in the long end of the yield curve, also supported relative returns. Additionally, a greater exposure to corporate bonds in the industrial sector strengthened relative performance.

Management Review – continued

During the reporting period, the fund’s greater exposure to “BBB” and “A” rated (r) securities hurt relative performance as bonds in these credit quality segments turned in weak performance over the reporting period. The fund’s small exposure to CMBS, which is not held in the benchmark, also detracted from relative results.

Respectfully,

James Calmas

Portfolio Manager

(r)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward-sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

Performance Summary – continued

Total Returns through 4/30/12

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	2/26/92	1.96%	3.08%	3.20%	N/A
B	9/07/93	1.02%	2.33%	2.43%	N/A
C	7/01/94	0.93%	2.21%	2.33%	N/A
I	1/02/97	2.11%	3.27%	3.35%	N/A
R1	4/01/05	1.09%	2.22%	N/A	2.46%
R2	10/31/03	1.54%	2.80%	N/A	2.65%
R3	4/01/05	1.69%	2.93%	N/A	3.18%
R4	4/01/05	2.11%	3.22%	N/A	3.48%
529A	7/31/02	1.90%	2.95%	N/A	2.96%
529B	7/31/02	0.96%	2.21%	N/A	2.23%
529C	7/31/02	0.87%	2.09%	N/A	2.16%
Comparative benchmark
Barclays 1-3 Year U.S. Government/ Credit Bond Index (f)		1.48%	3.73%	3.56%	N/A
Average annual with sales charge
A With Initial Sales Charge (2.50%)		(0.59)%	2.56%	2.94%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		(2.93)%	1.98%	2.43%	N/A
C With CDSC (1% for 12 months) (x)		(0.06)%	2.21%	2.33%	N/A
529A With Initial Sales Charge (2.50%)		(0.65)%	2.43%	N/A	2.69%
529B With CDSC (Declining over six years from 4% to 0%) (x)		(2.99)%	1.86%	N/A	2.23%
529C With CDSC (1% for 12 months) (x)		(0.12)%	2.09%	N/A	2.16%

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

Benchmark Definition

Barclays 1-3 Year U.S. Government/Credit Bond Index – a market capitalization-weighted index that measures the performance of the short-term (1 to 3 years) investment-grade corporate and U.S. government bond markets.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the

Expense Table – continued

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.76%	$1,000.00	$1,016.14	$3.81
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82
B	Actual	1.53%	$1,000.00	$1,012.41	$7.66
	Hypothetical (h)	1.53%	$1,000.00	$1,017.26	$7.67
C	Actual	1.61%	$1,000.00	$1,010.21	$8.05
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
I	Actual	0.61%	$1,000.00	$1,016.92	$3.06
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
R1	Actual	1.62%	$1,000.00	$1,011.86	$8.10
	Hypothetical (h)	1.62%	$1,000.00	$1,016.81	$8.12
R2	Actual	1.01%	$1,000.00	$1,013.23	$5.06
	Hypothetical (h)	1.01%	$1,000.00	$1,019.84	$5.07
R3	Actual	0.86%	$1,000.00	$1,015.66	$4.31
	Hypothetical (h)	0.86%	$1,000.00	$1,020.59	$4.32
R4	Actual	0.61%	$1,000.00	$1,016.91	$3.06
	Hypothetical (h)	0.61%	$1,000.00	$1,021.83	$3.07
529A	Actual	0.81%	$1,000.00	$1,015.89	$4.06
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
529B	Actual	1.58%	$1,000.00	$1,010.39	$7.90
	Hypothetical (h)	1.58%	$1,000.00	$1,017.01	$7.92
529C	Actual	1.66%	$1,000.00	$1,009.95	$8.30
	Hypothetical (h)	1.66%	$1,000.00	$1,016.61	$8.32

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.2%
Issuer	Shares/Par	Value ($)

Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.834%, 2013	$3,861,036	$3,725,900

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.243%, 2013	$2,235,000	$2,235,362

Asset-Backed & Securitized - 5.4%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$1,174,317	$1,174,820
Anthracite Ltd., “A”, CDO, FRN, 0.6%, 2019 (z)	389,916	331,429
Bayview Commercial Asset Trust, FRN, 0.549%, 2035 (z)	1,218,335	810,704
Bayview Commercial Asset Trust, FRN, 0.509%, 2036 (z)	1,018,944	693,013
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	5,353,466	155,273
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,176,826
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,161,616	1,152,838
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.839%, 2040 (z)	953,389	532,488
Brascan Real Estate, CDO, FRN, 2.066%, 2040 (z)	1,072,294	750,606
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	3,091,356	3,106,813
Commercial Mortgage Asset Trust, FRN, 0.972%, 2032 (i)(z)	15,632,671	145,259
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018 (z)	1,405,000	1,403,751
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	1,215,000	1,218,222
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	835,409	762,416
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.395%, 2037 (d)(q)	2,732,926	1,074,122
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.225%, 2037	3,943,255	1,398,874
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	1,459,500	1,459,851
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	333,012	333,555
FUEL Trust, 4.207%, 2016 (n)	3,170,000	3,310,158
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	2,834,523	2,836,192
Gramercy Real Estate Ltd., CDO, FRN, 0.786%, 2035 (z)	1,437,126	1,250,299
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,990,000	3,055,621
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	2,010,000	2,044,850
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	2,520,000	2,534,862
IMPAC CMB Trust, FRN, 0.979%, 2034	368,811	312,303
IMPAC CMB Trust, FRN, 1.159%, 2034	388,222	279,704
IMPAC Secured Assets Corp., FRN, 0.589%, 2036	1,129,946	1,035,922
Interstar Millennium Trust, FRN, 0.874%, 2036	429,881	390,193
John Deere Owner Trust, “A2”, 0.64%, 2014	1,563,034	1,563,817

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	$4,599,885	$4,722,356
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.465%, 2037	2,387,054	2,447,048
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,114,285	1,854,896
LB Commercial Conduit Mortgage Trust, FRN, 1.564%, 2035 (i)	4,228,878	188,642
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	901,517	901,777
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (a)	2,070,832	454,742
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.878%, 2046	2,025,661	2,080,554
Morgan Stanley Capital I, Inc., FRN, 1.339%, 2031 (i)(z)	1,612,716	15,101
Nationslink Funding Corp., FRN, 1.481%, 2030 (i)	2,961,309	42,548
Nissan Auto Lease Trust, “A2”, 0.9%, 2013	620,031	620,238
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	950,949
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,291,944	999,299
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	5,237,479	5,242,789
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	2,658,000	2,658,879
Smart Trust, “A2B”, FRN, 0.99%, 2013 (z)	556,747	556,747
Smart Trust, “A2B”, FRN, 0.79%, 2014 (z)	3,304,000	3,304,377
Thornburg Mortgage Securities Trust, FRN, 0.919%, 2043	1,589,966	1,520,183
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	382,133	384,761
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.097%, 2051	1,250,000	1,312,667

		$67,553,334
Automotive - 2.9%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,112,556
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,822,284
American Honda Finance Corp., 1.85%, 2014 (n)	1,700,000	1,728,147
Daimler Finance North America LLC, FRN, 1.799%, 2013 (n)	2,590,000	2,611,020
Daimler Finance North America LLC, FRN, 1.674%, 2013 (n)	4,020,000	4,047,617
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,843,760
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	3,130,000	3,169,335
RCI Banque S.A., FRN, 2.339%, 2014 (n)	4,820,000	4,670,705
Toyota Motor Credit Corp., 1.25%, 2014	2,660,000	2,694,596
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,353,321
Volkswagen International Finance N.V., FRN, 1.224%, 2014 (n)	4,520,000	4,518,368

		$35,571,709
Banks & Diversified Financials (Covered Bonds) - 2.1%
Bank of Nova Scotia, 1.45%, 2013 (n)	$5,540,000	$5,606,541
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,270,940
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,514,573

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Banks & Diversified Financials (Covered Bonds) - continued
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$3,500,000	$3,523,517
Compagnie de Financement Foncier, FRN, 1.216%, 2012 (n)	4,700,000	4,699,243
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,321,971
Stadshypotek AB, FRN, 1.02%, 2013 (n)	4,200,000	4,195,905

		$26,132,690
Broadcasting - 0.8%
NBCUniversal Media LLC, 2.1%, 2014	$2,100,000	$2,145,402
Vivendi S.A., 2.4%, 2015 (n)	2,580,000	2,559,858
WPP Finance, 8%, 2014	4,550,000	5,224,424

		$9,929,684
Brokerage & Asset Managers - 0.8%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,955,611
Franklin Resources, Inc., 2%, 2013	3,290,000	3,329,214
TD AMERITRADE Holding Corp., 2.95%, 2012	2,548,000	2,577,771

		$9,862,596
Building - 0.1%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,470,591

Cable TV - 1.2%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,413,359
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,249,936
DIRECTV Holdings LLC, 2.4%, 2017 (n)	3,360,000	3,367,469
Time Warner Cable, Inc., 5.4%, 2012	5,409,000	5,449,919

		$14,480,683
Chemicals - 1.3%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$6,796,093
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,490,352
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,427,878

		$15,714,323
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,309,458

Conglomerates - 0.8%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$3,907,000	$4,000,788
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,425,000	4,699,757
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,178,077

		$9,878,622

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 1.8%
Clorox Co., 5%, 2013	$5,850,000	$6,058,102
Mattel, Inc., 5.625%, 2013	3,330,000	3,470,007
Mattel, Inc., 2.5%, 2016	2,030,000	2,092,774
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,534,775
Phillips Electronics N.V., 7.25%, 2013	400,000	432,307
Procter & Gamble Co., 0.7%, 2014	2,360,000	2,370,526
Whirlpool Corp., 8%, 2012	3,511,000	3,511,000

		$22,469,491
Consumer Services - 0.3%
Western Union Co., FRN, 1.055%, 2013	$4,190,000	$4,211,977

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$2,640,000	$2,793,141

Electronics - 0.9%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,750,404
Broadcom Corp., 1.5%, 2013	1,400,000	1,418,466
Tyco Electronics Group S.A., 1.6%, 2015	3,160,000	3,172,030
Tyco Electronics Ltd., 6%, 2012	4,751,000	4,857,171

		$11,198,071
Emerging Market Quasi-Sovereign - 1.8%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$986,343
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,825,568
Gaz Capital S.A., 4.95%, 2016 (n)	1,398,000	1,457,541
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,604,827
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,436,513
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,693,912
Petrobras International Finance Co., 3.875%, 2016	4,654,000	4,871,965

		$21,876,669
Emerging Market Sovereign - 0.8%
Russian Federation, 3.25%, 2017 (n)	$5,400,000	$5,474,250
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,699,160
State of Qatar, 5.15%, 2014	3,000,000	3,210,000

		$10,383,410
Energy - Independent - 0.3%
Encana Holdings Finance Corp., 5.8%, 2014	$3,545,000	$3,859,388

Energy - Integrated - 2.3%
BG Energy Capital PLC, 2.875%, 2016 (n)	$3,830,000	$4,011,825

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
BP Capital Markets PLC, 3.125%, 2015	$5,300,000	$5,605,635
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,344,945
ConocoPhillips, 5.5%, 2013	1,700,000	1,779,431
Hess Corp., 7%, 2014	3,740,000	4,124,173
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,255,217
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,229,498
Total Capital International S.A., 1.5%, 2017	1,670,000	1,669,143
TOTAL S.A., 3%, 2015	2,810,000	2,961,903

		$28,981,770
Entertainment - 0.2%
Viacom, Inc., 1.25%, 2015	$2,100,000	$2,104,168

Financial Institutions - 1.5%
General Electric Capital Corp., 5.45%, 2013	$600,000	$620,580
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,893,291
General Electric Capital Corp., 1.875%, 2013	3,030,000	3,069,608
General Electric Capital Corp., 2.15%, 2015	2,180,000	2,217,803
General Electric Capital Corp., FRN, 0.677%, 2012	1,570,000	1,571,008
General Electric Capital Corp., FRN, 1.319%, 2014	6,000,000	6,038,154
NYSE Euronext, Inc., 4.8%, 2013	3,230,000	3,375,176

		$18,785,620
Food & Beverages - 4.6%
Anheuser-Busch InBev S.A., 3%, 2012	$2,000,000	$2,022,424
Anheuser-Busch InBev S.A., 3.625%, 2015	1,350,000	1,452,429
Anheuser-Busch InBev S.A., FRN, 1.204%, 2013	2,000,000	2,012,208
Cargill, Inc., 6.375%, 2012 (n)	350,000	351,521
Coca Cola Co., 0.75%, 2013	1,570,000	1,574,500
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,369,736
Diageo Capital PLC, 7.375%, 2014	3,520,000	3,914,279
Dr Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,263,807
General Mills, Inc., 5.25%, 2013	2,100,000	2,222,060
General Mills, Inc., 5.2%, 2015	1,990,000	2,224,356
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,585,947
Kraft Foods, Inc., 6.25%, 2012	1,031,000	1,035,630
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,212,145
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,559,656
Molson Coors Brewing Co., 2%, 2017	3,330,000	3,340,892
PepsiAmericas, Inc., 4.5%, 2013	3,000,000	3,096,129
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,581,019
Pernod-Ricard S.A., 2.95%, 2017 (n)	5,000,000	5,087,715
SABMiller Holdings, Inc., 1.85%, 2015 (n)	2,630,000	2,666,975

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	$6,263,000	$6,279,516

		$56,852,944
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,522,812

Gaming & Lodging - 0.4%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,454,095
Wyndham Worldwide Corp., 2.95%, 2017	2,783,000	2,781,578

		$5,235,673
Industrial - 0.3%
Cornell University, 4.35%, 2014	$3,070,000	$3,261,722

Insurance - 3.4%
Aflac, Inc., 3.45%, 2015	$3,840,000	$4,037,537
American International Group, Inc., 3.65%, 2014	2,670,000	2,727,354
American International Group, Inc., 3%, 2015	3,360,000	3,417,805
Lincoln National Corp., 4.3%, 2015	2,060,000	2,198,051
MassMutual Global Funding, FRN, 0.847%, 2014 (n)	2,870,000	2,869,437
MetLife, Inc., FRN, 1.781%, 2013	5,570,000	5,634,707
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	2,250,000	2,340,952
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,565,855
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,430,008
New York Life Global Funding, 1.3%, 2015 (n)	4,590,000	4,625,485
Pricoa Global Funding, 4.625%, 2012 (n)	740,000	744,183
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,348,675
Prudential Financial, Inc., 3.625%, 2012	1,770,000	1,788,318
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,919,306

		$42,647,673
Insurance - Health - 0.7%
UnitedHealth Group, Inc., 4.875%, 2013	$4,500,000	$4,649,643
WellPoint, Inc., 6.8%, 2012	3,580,000	3,634,720
WellPoint, Inc., 5%, 2014	120,000	131,508

		$8,415,871
Insurance - Property & Casualty - 1.3%
ACE Ltd., 2.6%, 2015	$2,890,000	$3,017,244
Allstate Corp., 6.2%, 2014	1,490,000	1,648,582
Aon Corp., 3.5%, 2015	3,200,000	3,359,725
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,723,468
Berkshire Hathaway, Inc., FRN, 1.203%, 2014	3,210,000	3,244,870
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	648,000	648,810

		$15,642,699

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 8.6%
Achmea Hypotheekbank N.V., FRN, 0.887%, 2014 (n)	$2,500,000	$2,475,412
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,097,326
Danske Bank A/S, FRN, 0.842%, 2012 (n)	5,170,000	5,169,778
Eksportfinans A.S.A., 3%, 2014	5,000,000	4,761,735
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,670,236
Finance for Danish Industry A.S., FRN, 0.745%, 2012 (n)	3,790,000	3,793,790
Finance for Danish Industry A.S., FRN, 0.706%, 2012 (n)	2,590,000	2,589,811
Finance for Danish Industry A.S., FRN, 0.844%, 2013 (n)	3,500,000	3,500,262
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,899,371
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	5,300,000	5,081,762
KfW Bankengruppe, 1.375%, 2013	6,900,000	6,975,569
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,228,759
Kommunalbanken AS, 1%, 2014 (n)	2,080,000	2,088,145
Kommunalbanken AS, 1%, 2015 (n)	3,000,000	3,007,911
Kommunalbanken AS, 1.75%, 2015 (n)	1,000,000	1,020,727
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,210,856
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,824,590
LeasePlan Corp. N.V., 3%, 2012 (n)	1,600,000	1,600,384
Nationwide Building Society, FRN, 0.675%, 2012 (n)	7,000,000	6,999,902
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,557,159
Royal Bank of Scotland PLC, FRN, 1.21%, 2012 (n)	5,406,000	5,406,065
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,858,342
Statoil A.S.A., 2.9%, 2014	4,380,000	4,617,821
Statoil A.S.A., 1.8%, 2016	2,350,000	2,401,698
Swedish Export Credit Corp., FRN, 1.256%, 2014	8,640,000	8,653,522
Vestjysk Bank A/S, FRN, 1.024%, 2013 (n)	2,940,000	2,950,775
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,564,880

		$107,006,588
International Market Sovereign - 1.3%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,555,640
Kingdom of Spain, 2%, 2012 (n)	2,700,000	2,694,060
Kingdom of Spain, 3.625%, 2013	6,790,000	6,806,975
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,522,770

		$15,579,445
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,767,710
Province of Ontario, 2.3%, 2016	4,700,000	4,890,632

		$8,658,342

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 12.3%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$402,208
ABN AMRO Bank N.V., FRN, 2.236%, 2014 (n)	4,850,000	4,847,522
ANZ National (International) Ltd., 2.375%, 2012 (n)	2,300,000	2,322,609
ANZ National (International) Ltd., FRN, 1.474%, 2013 (n)	3,630,000	3,614,072
Bank of America Corp., 7.375%, 2014	1,075,000	1,165,045
Bank of America Corp., 4.5%, 2015	1,000,000	1,033,641
Bank of America Corp., 6.5%, 2016	2,625,000	2,869,968
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,117,061
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,968,393
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,119,595
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,871,877
Barclays Bank PLC, FRN, 1.509%, 2014	2,360,000	2,360,833
BNP Paribas, 2.125%, 2012	3,250,000	3,255,112
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,797,756
Credit Suisse New York, 5.5%, 2014	4,630,000	4,976,231
Credit Suisse New York, FRN, 1.427%, 2014	3,000,000	2,995,494
DBS Bank Ltd., 2.35%, 2017 (n)	4,010,000	4,011,572
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,179,225
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,611,320
HSBC USA, Inc., 2.375%, 2015	1,650,000	1,668,043
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,853,500
ING Bank N.V., 3.75%, 2017 (n)	2,644,000	2,611,857
ING Bank N.V., FRN, 1.524%, 2013 (n)	2,140,000	2,143,291
ING Bank N.V., FRN, 1.786%, 2013 (n)	4,750,000	4,748,214
Intesa Sanpaolo S.p.A., FRN, 2.892%, 2014 (n)	2,490,000	2,423,886
JPMorgan Chase & Co., 5.375%, 2012	1,500,000	1,529,413
JPMorgan Chase & Co., FRN, 1.141%, 2013	4,000,000	4,022,200
JPMorgan Chase & Co., FRN, 1.266%, 2014	2,110,000	2,120,584
JPMorgan Chase & Co., FRN, 1.224%, 2014	4,620,000	4,625,465
KeyCorp, 3.75%, 2015	3,850,000	4,090,625
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,418,874
Macquarie Bank Ltd., 5%, 2017 (n)	6,790,000	6,904,249
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,860,426
Morgan Stanley, 6%, 2014	2,060,000	2,143,041
Morgan Stanley, 6%, 2015	3,290,000	3,442,521
Morgan Stanley, FRN, 2.066%, 2014	3,290,000	3,183,226
National Australia Bank Ltd., 2%, 2015	4,810,000	4,835,498
PNC Funding Corp., 3.625%, 2015	2,300,000	2,452,577
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	4,978,591
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,511,144
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,910,562
Standard Chartered PLC, FRN, 1.46%, 2014 (n)	2,700,000	2,697,702

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
State Street Corp., 4.3%, 2014	$3,750,000	$4,010,539
Wachovia Corp., 5.5%, 2013	2,250,000	2,354,951
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,657,524
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,431,826
Wells Fargo & Co., 1.25%, 2015	5,320,000	5,330,417

		$152,480,280
Medical & Health Technology & Services - 2.0%
Aristotle Holding, Inc., 2.1%, 2015 (n)	$3,680,000	$3,734,928
Baxter International, Inc., 1.85%, 2017	2,610,000	2,667,887
Becton, Dickinson & Co., 1.75%, 2016	2,030,000	2,073,422
CareFusion Corp., 4.125%, 2012	1,490,000	1,504,033
Covidien International Finance SA, 5.45%, 2012	1,896,000	1,936,963
Covidien International Finance SA, 1.875%, 2013	2,670,000	2,699,386
McKesson Corp., 3.25%, 2016	4,190,000	4,516,736
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,922,919
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,087,973

		$25,144,247
Metals & Mining - 1.3%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$2,016,210
ArcelorMittal, 6.5%, 2014	2,710,000	2,900,974
ArcelorMittal, 3.75%, 2015	2,250,000	2,281,622
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,454,563
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	3,680,000	3,644,683
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	2,210,000	2,296,544
Vale Inco Ltd., 7.75%, 2012	420,000	420,789

		$16,015,385
Mortgage-Backed - 2.7%
Fannie Mae, 5.07%, 2013	$1,735,267	$1,802,798
Fannie Mae, 5.5%, 2014 - 2019	2,738,013	2,978,012
Fannie Mae, 7%, 2015 - 2016	550,374	590,863
Fannie Mae, 5.152%, 2016	857,262	957,725
Fannie Mae, 5.725%, 2016	2,091,518	2,382,509
Fannie Mae, 6.5%, 2016 - 2017	1,224,866	1,362,929
Fannie Mae, 6%, 2017	1,356,883	1,486,058
Fannie Mae, 4.5%, 2018 - 2023	3,570,117	3,842,246
Fannie Mae, 5%, 2018 - 2027	6,568,452	7,133,095
Fannie Mae, FRN, 2.459%, 2033	801,249	848,610
Fannie Mae, FRN, 2.73%, 2033	163,857	165,923
Fannie Mae, FRN, 2.835%, 2033	125,547	133,681
Freddie Mac, 7.5%, 2015	158,841	159,963

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.655%, 2016	$281,484	$286,005
Freddie Mac, 6%, 2016 - 2017	942,254	1,023,196
Freddie Mac, 5.5%, 2017 - 2025	3,676,874	4,014,609
Freddie Mac, 5%, 2018 - 2020	3,293,290	3,566,263
Ginnie Mae, FRN, 1.625%, 2032	179,169	185,506

		$32,919,991
Natural Gas - Pipeline - 1.2%
Energy Transfer Partners LP, 8.5%, 2014	$2,005,000	$2,251,673
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,627,986
Enterprise Products Operating LP, 3.2%, 2016	740,000	786,715
Kinder Morgan Energy Partners LP, 5.85%, 2012	3,000,000	3,050,019
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,397,746

		$15,114,139
Network & Telecom - 2.0%
AT&T, Inc., 6.7%, 2013	$1,390,000	$1,514,682
AT&T, Inc., 2.4%, 2016	2,750,000	2,861,466
BellSouth Corp., 5.2%, 2014	1,277,000	1,398,586
British Telecommunications PLC, 5.15%, 2013	799,000	822,414
CenturyLink, Inc., 7.875%, 2012	3,420,000	3,481,885
France Telecom, 4.375%, 2014	2,390,000	2,544,157
France Telecom, 2.125%, 2015	1,900,000	1,921,453
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,933,250
Telefonica Emisiones S.A.U., 2.582%, 2013	2,500,000	2,490,397
Verizon Communications, Inc., 5.25%, 2013	2,770,000	2,894,010
Verizon Communications, Inc., 2%, 2016	2,610,000	2,673,274

		$24,535,574
Oil Services - 0.5%
Noble Corp., 5.875%, 2013	$3,800,000	$3,989,962
Noble Corp., 3.45%, 2015	2,270,000	2,400,890

		$6,390,852
Oils - 0.2%
Phillips 66, 1.95%, 2015 (n)	$2,680,000	$2,706,063

Other Banks & Diversified Financials - 6.1%
American Express Centurion Bank, 5.5%, 2013	$4,110,000	$4,291,826
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,421,773
BB&T Corp., 3.85%, 2012	5,080,000	5,120,843
BB&T Corp., 2.05%, 2014	2,000,000	2,042,460
BBVA Senior Finance S.A. Unipersonal, FRN, 2.623%, 2014	3,500,000	3,393,992

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 2.15%, 2015	$1,752,000	$1,763,355
Capital One Financial Corp., FRN, 1.617%, 2014	4,550,000	4,518,600
Citigroup, Inc., 5.5%, 2013	4,770,000	4,935,529
Citigroup, Inc., 6.375%, 2014	2,380,000	2,566,580
Citigroup, Inc., 6.01%, 2015	1,880,000	2,034,438
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	5,110,000	5,226,585
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,807,219
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,962,315
Rabobank Nederland N.V., 3.375%, 2017	3,967,000	4,093,309
Santander International Debt S.A., 2.991%, 2013 (n)	3,100,000	3,035,694
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	5,033,301
Svenska Handelsbanken AB, 2.875%, 2012 (n)	2,000,000	2,016,038
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,533,846
Svenska Handelsbanken AB, 2.875%, 2017	3,548,000	3,607,372
UBS AG, 2.25%, 2013	4,000,000	4,024,456
Union Bank, 3%, 2016	1,910,000	1,989,171

		$75,418,702
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$4,120,000	$4,244,976

Pharmaceuticals - 2.5%
Amgen, Inc., 2.3%, 2016	$3,570,000	$3,664,687
AstraZeneca PLC, 5.4%, 2012	1,210,000	1,232,183
Celgene Corp., 2.45%, 2015	5,312,000	5,448,880
Roche Holding, Inc., 5%, 2014 (n)	5,213,000	5,608,239
Sanofi, 1.2%, 2014	650,000	657,998
Sanofi, FRN, 0.783%, 2014	5,000,000	5,023,565
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,430,692
Teva Pharmaceutical Finance III, FRN, 1.423%, 2013	3,680,000	3,714,301
Wyeth, 5.5%, 2014	3,400,000	3,693,124

		$30,473,669
Printing & Publishing - 0.5%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,318,132
Pearson PLC, 5.5%, 2013 (n)	780,000	814,078

		$6,132,210
Real Estate - 0.6%
HCP, Inc., REIT, 2.7%, 2014	$2,750,000	$2,790,282
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,072,926
WEA Finance LLC, REIT, 5.4%, 2012 (n)	3,500,000	3,561,267

		$7,424,475

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 1.6%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,327,968
Home Depot, Inc., 5.25%, 2013	3,470,000	3,733,616
Staples, Inc., 9.75%, 2014	3,350,000	3,796,066
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	3,034,304
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	2,978,158

		$19,870,112
Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,181,012
Airgas, Inc., 4.5%, 2014	5,480,000	5,865,797
Ecolab, Inc., 2.375%, 2014	2,570,000	2,660,228

		$9,707,037
Specialty Stores - 0.3%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,264,252

Supermarkets - 1.4%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,419,495
Kroger Co., 5%, 2013	2,453,000	2,548,341
Safeway, Inc., 5.8%, 2012	3,644,000	3,691,336
Safeway, Inc., 6.25%, 2014	2,450,000	2,648,619
Tesco PLC, 2%, 2014 (n)	3,510,000	3,562,267
Woolworths Ltd., 2.55%, 2015 (n)	1,900,000	1,938,313

		$16,808,371
Supranational - 1.5%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,535,261
European Investment Bank, 1.25%, 2013	6,470,000	6,522,401
European Investment Bank, 3%, 2014	3,730,000	3,890,330
Inter-American Development Bank, 3%, 2014	3,980,000	4,180,321

		$19,128,313
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,596,087
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,794,796
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,775,940
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,933,232
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,347,280

		$13,447,335
Tobacco - 0.8%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$4,083,312
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,758,744

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - continued
Lorillard Tobacco Co., 3.5%, 2016	$2,590,000	$2,713,988

		$10,556,044
Transportation - Services - 0.7%
ERAC USA Finance Co., 2.75%, 2013 (n)	$4,455,000	$4,506,339
ERAC USA Finance Co., 2.25%, 2014 (n)	1,900,000	1,912,158
ERAC USA Finance Co., 2.75%, 2017 (n)	2,408,000	2,423,163

		$8,841,660
U.S. Government Agencies and Equivalents - 0.8%
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	$1,250,000	$1,248,700
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,693,584
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,435,022
Small Business Administration, 5.1%, 2016	792,067	830,369
Small Business Administration, 5.46%, 2016	711,880	751,381
Small Business Administration, 5.68%, 2016	700,804	740,110
Small Business Administration, 5.94%, 2016	642,935	683,834
Small Business Administration, 5.37%, 2016	413,727	438,828
U.S. Central Federal Credit Union, 1.9%, 2012 (f)	2,590,000	2,610,197

		$10,432,025
Utilities - Electric Power - 5.2%
DTE Energy Co., FRN, 1.18%, 2013	$1,880,000	$1,887,858
Duke Energy Corp., 5.65%, 2013	4,010,000	4,220,561
Duke Energy Corp., 6.3%, 2014	2,000,000	2,186,038
Duke Energy Corp., 3.35%, 2015	960,000	1,020,914
EDP Finance B.V., 5.375%, 2012 (n)	3,950,000	3,959,875
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,065,426
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,323,552
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,666,928
Georgia Power Co., 6%, 2013	1,120,000	1,208,759
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,265,051
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,473,969
Northeast Utilities, FRN, 1.224%, 2013	3,500,000	3,510,584
Oncor Electric Delivery Co., 5.95%, 2013	6,720,000	7,087,550
PG&E Corp., 5.75%, 2014	3,100,000	3,371,095
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,810,000	4,002,531
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,187,780
PSEG Power LLC, 2.75%, 2016	2,570,000	2,632,716
Southern Co., 4.15%, 2014	2,260,000	2,411,822
Southern Co., 2.375%, 2015	6,530,000	6,787,217

		$64,270,226
Total Bonds (Identified Cost, $1,152,660,363)		$1,169,678,364

Portfolio of Investments – continued

Money Market Funds - 5.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	66,878,364	$66,878,364
Total Investments (Identified Cost, $1,219,538,727)		$1,236,556,728

Other Assets, Less Liabilities - 0.4%		4,481,790
Net Assets - 100.0%		$1,241,038,518

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $406,929,288, representing 32.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.6%, 2019	5/11/11	$360,147	$331,429
Bayview Commercial Asset Trust, FRN, 0.549%, 2035	6/09/05	1,218,335	810,704
Bayview Commercial Asset Trust, FRN, 0.509%, 2036	2/23/06	1,018,943	693,013
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06	404,343	155,273
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.839%, 2040	3/01/06	953,389	532,488
Brascan Real Estate, CDO, FRN, 2.066%, 2040	9/14/04	1,072,294	750,606
Commercial Mortgage Asset Trust, FRN, 0.972%, 2032	8/25/03	146,713	145,259
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018	11/23/11	1,395,631	1,403,751

Portfolio of Investments – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	$1,214,862	$1,218,222
Gramercy Real Estate Ltd., CDO, FRN, 0.786%, 2035	6/21/05-1/18/07	1,437,184	1,250,299
Morgan Stanley Capital I, Inc., FRN, 1.339%, 2031	6/10/03	32,591	15,101
Smart Trust, “A2B”, FRN, 0.99%, 2013	3/10/11	556,747	556,747
Smart Trust, “A2B”, FRN, 0.79%, 2014	3/07/12	3,304,000	3,304,377
Total Restricted Securities			$11,167,269
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 4/30/12

Futures Contracts Outstanding at 4/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	351	$43,452,703	June - 2012	$(154,202)

Swap Agreements at 4/30/12

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	4,770,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$63,524

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/1/25 an A rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $5,284.

Portfolio of Investments – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,152,660,363)	$1,169,678,364
Underlying affiliated funds, at cost and value	66,878,364
Total investments, at value (identified cost, $1,219,538,727)	$1,236,556,728
Cash	28,481
Receivables for
Fund shares sold	3,697,940
Interest	9,749,057
Swaps, at value (net unamortized premiums received, $5,284)	63,524
Other assets	8,063
Total assets	$1,250,103,793
Liabilities
Payables for
Distributions	$452,240
Daily variation margin on open futures contracts	10,969
Investments purchased	5,703,449
Fund shares reacquired	2,102,272
Payable to affiliates
Investment adviser	56,196
Shareholder servicing costs	555,343
Distribution and service fees	41,379
Program manager fees	269
Payable for independent Trustees’ compensation	7,290
Accrued expenses and other liabilities	135,868
Total liabilities	$9,065,275
Net assets	$1,241,038,518
Net assets consist of
Paid-in capital	$1,332,377,421
Unrealized appreciation (depreciation) on investments	16,932,607
Accumulated net realized gain (loss) on investments	(106,211,280)
Accumulated distributions in excess of net investment income	(2,060,230)
Net assets	$1,241,038,518
Shares of beneficial interest outstanding	202,787,579

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$632,660,600	103,278,244	$6.13
Class B	10,056,441	1,646,485	6.11
Class C	224,122,068	36,619,965	6.12
Class I	310,571,694	50,851,865	6.11
Class R1	675,479	110,602	6.11
Class R2	4,869,499	795,095	6.12
Class R3	8,108,663	1,325,155	6.12
Class R4	838,737	136,901	6.13
Class 529A	28,311,389	4,621,928	6.13
Class 529B	1,915,233	313,880	6.10
Class 529C	18,908,715	3,087,459	6.12

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.29 [100 / 97.5 x $6.13] and $6.29 [100 / 97.5 x $6.13], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 4/30/12

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest from underlying affiliated funds	$37,827,896
Dividends	24,790
Total investment income	$37,852,686
Expenses
Management fee	$4,909,596
Distribution and service fees	4,402,391
Program manager fees	43,431
Shareholder servicing costs	1,517,444
Administrative services fee	192,636
Independent Trustees’ compensation	29,892
Custodian fee	186,614
Shareholder communications	229,853
Audit and tax fees	55,966
Legal fees	17,614
Miscellaneous	212,605
Total expenses	$11,798,042
Fees paid indirectly	(56)
Reduction of expenses by investment adviser and distributor	(740,491)
Net expenses	$11,057,495
Net investment income	$26,795,191
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$3,218,815
Futures contracts	(3,248,838)
Swap transactions	50,540
Net realized gain (loss) on investments	$20,517
Change in unrealized appreciation (depreciation)
Investments	$(7,068,448)
Futures contracts	474,987
Swap transactions	(44,058)
Net unrealized gain (loss) on investments	$(6,637,519)
Net realized and unrealized gain (loss) on investments	$(6,617,002)
Change in net assets from operations	$20,178,189

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 4/30
	2012	2011
Change in net assets
From operations
Net investment income	$26,795,191	$31,666,020
Net realized gain (loss) on investments	20,517	(55,469)
Net unrealized gain (loss) on investments	(6,637,519)	268,936
Change in net assets from operations	$20,178,189	$31,879,487
Distributions declared to shareholders
From net investment income	$(33,864,160)	$(38,841,973)
Change in net assets from fund share transactions	$33,503,944	$59,982,543
Total change in net assets	$19,817,973	$53,020,057
Net assets
At beginning of period	1,221,220,545	1,168,200,488
At end of period (including accumulated distributions in excess of net investment income of $2,060,230 and $1,412,305, respectively)	$1,241,038,518	$1,221,220,545

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 4/30
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$6.19	$6.23		$5.90	$6.28	$6.43
Income (loss) from investment operations
Net investment income (d)	$0.14	$0.17		$0.21	$0.25	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)	0.00	(w)	0.36	(0.34)	(0.12)
Total from investment operations	$0.12	$0.17		$0.57	$(0.09)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)		$(0.24)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$6.13	$6.19		$6.23	$5.90	$6.28
Total return (%) (r)(s)(t)(x)	1.96	2.72		9.87	(1.41)	2.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.85		0.84	0.82	0.79
Expenses after expense reductions (f)	0.75	0.75		0.75	0.69	0.64
Net investment income	2.34	2.75		3.39	4.26	4.34
Portfolio turnover	27	26		28	27	21
Net assets at end of period (000 omitted)	$632,661	$702,266		$705,470	$531,374	$373,587

See Notes to Financial Statements

Financial Highlights – continued

Class B	Years ended 4/30
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$6.18		$6.21		$5.88	$6.26	$6.40
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.13		$0.17	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04	)(g)	0.00	(w)	0.36	(0.35)	(0.11)
Total from investment operations	$0.06		$0.13		$0.53	$(0.14)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.16)		$(0.20)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$6.11		$6.18		$6.21	$5.88	$6.26
Total return (%) (r)(s)(t)(x)	1.02		2.12		9.06	(2.17)	1.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60		1.60		1.59	1.58	1.57
Expenses after expense reductions (f)	1.51		1.51		1.51	1.44	1.42
Net investment income	1.61		2.06		2.71	3.57	3.58
Portfolio turnover	27		26		28	27	21
Net assets at end of period (000 omitted)	$10,056		$16,641		$35,642	$50,394	$76,246

Class C	Years ended 4/30
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$6.19		$6.22		$5.89	$6.28	$6.42
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12		$0.15	$0.20	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03	)(g)	0.00	(w)	0.37	(0.35)	(0.10)
Total from investment operations	$0.06		$0.12		$0.52	$(0.15)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.15)		$(0.19)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$6.12		$6.19		$6.22	$5.89	$6.28
Total return (%) (r)(s)(t)(x)	0.93		2.02		8.95	(2.42)	1.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60		1.60		1.62	1.67	1.64
Expenses after expense reductions (f)	1.60		1.60		1.60	1.54	1.49
Net investment income	1.49		1.90		2.51	3.39	3.50
Portfolio turnover	27		26		28	27	21
Net assets at end of period (000 omitted)	$224,122		$234,829		$234,584	$121,612	$69,420

See Notes to Financial Statements

Financial Highlights – continued

Class I	Years ended 4/30
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$6.17	$6.21		$5.88	$6.26	$6.40
Income (loss) from investment operations
Net investment income (d)	$0.15	$0.18		$0.22	$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)	0.00	(w)	0.36	(0.35)	(0.11)
Total from investment operations	$0.13	$0.18		$0.58	$(0.08)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.22)		$(0.25)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$6.11	$6.17		$6.21	$5.88	$6.26
Total return (%) (r)(s)(x)	2.11	2.87		10.05	(1.29)	2.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.60		0.62	0.68	0.64
Expenses after expense reductions (f)	0.60	0.60		0.60	0.54	0.49
Net investment income	2.48	2.88		3.52	4.50	4.50
Portfolio turnover	27	26		28	27	21
Net assets at end of period (000 omitted)	$310,572	$212,086		$147,616	$76,526	$163,725

Class R1	Years ended 4/30
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$6.17	$6.21		$5.88	$6.26	$6.40
Income (loss) from investment operations
Net investment income (d)	$0.09	$0.12		$0.16	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)	(0.01	)(g)	0.36	(0.35)	(0.11)
Total from investment operations	$0.07	$0.11		$0.52	$(0.14)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.15)		$(0.19)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$6.11	$6.17		$6.21	$5.88	$6.26
Total return (%) (r)(s)(x)	1.09	1.85		8.96	(2.27)	1.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	1.60		1.62	1.67	1.72
Expenses after expense reductions (f)	1.60	1.60		1.60	1.54	1.57
Net investment income	1.51	1.93		2.57	3.45	3.41
Portfolio turnover	27	26		28	27	21
Net assets at end of period (000 omitted)	$675	$963		$1,164	$1,046	$909

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Years ended 4/30
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$6.19		$6.23		$5.90	$6.28	$6.42
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.16		$0.19	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04	)(g)	(0.01	)(g)	0.37	(0.35)	(0.09)
Total from investment operations	$0.09		$0.15		$0.56	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.19)		$(0.23)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$6.12		$6.19		$6.23	$5.90	$6.28
Total return (%) (r)(s)(x)	1.54		2.46		9.59	(1.66)	2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10		1.10		1.12	1.17	1.22
Expenses after expense reductions (f)	1.00		1.00		1.00	0.93	0.97
Net investment income	2.10		2.51		3.16	4.05	3.98
Portfolio turnover	27		26		28	27	21
Net assets at end of period (000 omitted)	$4,869		$6,134		$5,999	$4,983	$5,768

Class R3	Years ended 4/30
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$6.19		$6.22		$5.89	$6.28	$6.43
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.16		$0.19	$0.25	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04	)(g)	0.01		0.38	(0.36)	(0.11)
Total from investment operations	$0.10		$0.17		$0.57	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.20)		$(0.24)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$6.12		$6.19		$6.22	$5.89	$6.28
Total return (%) (r)(s)(x)	1.69		2.78		9.77	(1.68)	2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85		0.85		0.89	0.92	0.98
Expenses after expense reductions (f)	0.85		0.85		0.85	0.78	0.83
Net investment income	2.23		2.64		3.14	4.20	4.15
Portfolio turnover	27		26		28	27	21
Net assets at end of period (000 omitted)	$8,109		$6,714		$5,757	$577	$941

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Years ended 4/30
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$6.19	$6.23		$5.90	$6.28	$6.43
Income (loss) from investment operations
Net investment income (d)	$0.15	$0.18		$0.21	$0.27	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)	0.00	(w)	0.37	(0.35)	(0.11)
Total from investment operations	$0.13	$0.18		$0.58	$(0.08)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.22)		$(0.25)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$6.13	$6.19		$6.23	$5.90	$6.28
Total return (%) (r)(s)(x)	2.11	2.87		10.03	(1.26)	2.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	0.60		0.63	0.68	0.71
Expenses after expense reductions (f)	0.60	0.60		0.60	0.54	0.56
Net investment income	2.49	2.88		3.37	4.44	4.42
Portfolio turnover	27	26		28	27	21
Net assets at end of period (000 omitted)	$839	$855		$691	$55	$56

Class 529A	Years ended 4/30
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$6.19	$6.23		$5.90	$6.28	$6.42
Income (loss) from investment operations
Net investment income (d)	$0.14	$0.16		$0.20	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)	0.00	(w)	0.37	(0.35)	(0.10)
Total from investment operations	$0.12	$0.16		$0.57	$(0.10)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)		$(0.24)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$6.13	$6.19		$6.23	$5.90	$6.28
Total return (%) (r)(s)(t)(x)	1.90	2.62		9.76	(1.60)	2.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.95		0.97	1.11	1.23
Expenses after expense reductions (f)	0.81	0.85		0.85	0.87	0.98
Net investment income	2.27	2.64		3.28	4.10	4.00
Portfolio turnover	27	26		28	27	21
Net assets at end of period (000 omitted)	$28,311	$22,743		$16,907	$8,852	$6,373

See Notes to Financial Statements

Financial Highlights – continued

Class 529B	Years ended 4/30
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$6.17		$6.20		$5.87	$6.25	$6.39
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.12		$0.16	$0.21	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03	)(g)	0.00	(w)	0.36	(0.36)	(0.10)
Total from investment operations	$0.06		$0.12		$0.52	$(0.15)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.15)		$(0.19)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$6.10		$6.17		$6.20	$5.87	$6.25
Total return (%) (r)(s)(t)(x)	0.96		2.00		8.96	(2.29)	1.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70		1.70		1.69	1.68	1.79
Expenses after expense reductions (f)	1.57		1.61		1.61	1.55	1.64
Net investment income	1.53		1.93		2.56	3.46	3.36
Portfolio turnover	27		26		28	27	21
Net assets at end of period (000 omitted)	$1,915		$1,735		$2,008	$1,355	$989

Class 529C	Years ended 4/30
	2012		2011		2010	2009	2008
Net asset value, beginning of period	$6.19		$6.23		$5.89	$6.28	$6.42
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.11		$0.15	$0.20	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04	)(g)	0.00	(w)	0.38	(0.36)	(0.11)
Total from investment operations	$0.05		$0.11		$0.53	$(0.16)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.15)		$(0.19)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$6.12		$6.19		$6.23	$5.89	$6.28
Total return (%) (r)(s)(t)(x)	0.87		1.75		9.02	(2.52)	1.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70		1.70		1.72	1.78	1.88
Expenses after expense reductions (f)	1.66		1.70		1.70	1.64	1.73
Net investment income	1.43		1.79		2.43	3.34	3.25
Portfolio turnover	27		26		28	27	21
Net assets at end of period (000 omitted)	$18,909		$16,254		$12,364	$6,256	$4,861

See Notes to Financial Statements

Financial Highlights – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations

Notes to Financial Statements – continued

provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and swap contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,432,025	$—	$10,432,025
Non-U.S. Sovereign Debt	—	173,974,425	—	173,974,425
Corporate Bonds	—	536,437,823	—	536,437,823
Residential Mortgage-Backed Securities	—	45,857,141	—	45,857,141
Commercial Mortgage-Backed Securities	—	14,033,848	—	14,033,848
Asset-Backed Securities (including CDOs)	—	40,582,334	—	40,582,334
Foreign Bonds	—	348,360,768	—	348,360,768
Mutual Funds	66,878,364	—	—	66,878,364
Total Investments	$66,878,364	$1,169,678,364	$—	$1,236,556,728

Other Financial Instruments
Futures	$(154,202)	$—	$—	$(154,202)
Swaps	—	63,524	—	63,524

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an

Notes to Financial Statements – continued

investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(154,202)
Credit	Credit Default Swaps	63,524	—
Total		$63,524	$(154,202)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions
Interest Rate	$(3,248,838)	$—
Credit	—	50,540
Total	$(3,248,838)	$50,540

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions
Interest Rate	$474,987	$—
Credit	—	(44,058)
Total	$474,987	$(44,058)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.

Notes to Financial Statements – continued

The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate, duration, or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated

Notes to Financial Statements – continued

benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases

Notes to Financial Statements – continued

where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2012, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s

Notes to Financial Statements – continued

federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	4/30/12	4/30/11
Ordinary income (including any short-term capital gains)	$33,864,160	$38,841,973

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$1,229,827,008
Gross appreciation	25,094,516
Gross depreciation	(18,364,796)
Net unrealized appreciation (depreciation)	$6,729,720
Undistributed ordinary income	732,223
Capital loss carryforwards	(94,970,995)
Post-October capital loss deferral	(1,100,773)
Other temporary differences	(2,729,078)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements – continued

As of April 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
4/30/13	$(18,655,874)
4/30/14	(16,764,678)
4/30/15	(11,871,035)
4/30/16	(12,189,538)
4/30/17	(11,740,197)
4/30/18	(9,393,942)
4/30/19	(9,431,348)
Total	$(90,046,612)
Post-enactment losses:
Short-Term	$(662,414)
Long-Term	(4,261,969)
Total	$(4,924,383)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 4/30/12	Year ended 4/30/11
Class A	$19,613,119	$24,638,470
Class B	290,431	716,723
Class C	4,705,336	6,160,897
Class I	7,776,640	5,884,298
Class R1	18,982	26,950
Class R2	144,693	183,837
Class R3	209,978	210,682
Class R4	26,175	24,119
Class 529A	699,912	617,403
Class 529B	36,375	44,975
Class 529C	342,519	333,619
Total	$33,864,160	$38,841,973

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $111,577 and $5,716 for the year ended April 30, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,683,231
Class B	0.75%	0.25%	1.00%	0.91%	134,331
Class C	0.75%	0.25%	1.00%	1.00%	2,279,777
Class R1	0.75%	0.25%	1.00%	1.00%	9,174
Class R2	0.25%	0.25%	0.50%	0.40%	27,158
Class R3	—	0.25%	0.25%	0.25%	18,685
Class 529A	—	0.25%	0.25%	0.15%	61,423
Class 529B	0.75%	0.25%	1.00%	0.91%	17,389
Class 529C	0.75%	0.25%	1.00%	1.00%	171,223
Total Distribution and Service Fees					$4,402,391

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2012 based on each class’ average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the year ended April 30, 2012, this waiver amounted to $697,855 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2012, this waiver amounted to $14,097 for Class B and Class 529B shares, and is reflected as a reduction of total

Notes to Financial Statements – continued

expenses in the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the year ended April 30, 2012, this waiver amounted to $5,431 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2012.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2012, were as follows:

Amount
Class A	$56,834
Class B	12,526
Class C	49,085
Class 529B	312
Class 529C	199

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until August 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the year ended April 30, 2012, this waiver amounted to $18,303 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended April 30, 2012 was equivalent to an annual effective rate of 0.06% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended April 30, 2012, were as follows:

	Fee	Waiver
Class 529A	$24,569	$10,368
Class 529B	1,740	731
Class 529C	17,122	7,204
Total Program Manager Fees and Waivers	$43,431	$18,303

Notes to Financial Statements – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended April 30, 2012, the fee was $465,008, which equated to 0.0380% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $866,348.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended April 30, 2012, these costs for the fund amounted to $186,088 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2012 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan

Notes to Financial Statements – continued

resulted in a pension expense of $187 and is included in independent Trustees’ compensation for the year ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $7,224 at April 30, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,869 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,805, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$6,751,472	$14,322,592
Investments (non-U.S. Government securities)	$309,458,039	$301,275,111

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	32,961,103	$202,404,824	51,425,166	$319,499,222
Class B	691,496	4,240,483	711,795	4,410,786
Class C	9,453,271	57,983,131	13,706,145	85,087,156
Class I	25,042,639	153,281,279	14,079,334	87,155,773
Class R1	23,136	142,063	19,163	118,593
Class R2	255,486	1,569,482	488,343	3,034,259
Class R3	366,228	2,246,502	275,264	1,710,116
Class R4	37,436	229,691	40,063	248,474
Class 529A	2,140,072	13,101,957	1,905,797	11,840,545
Class 529B	261,622	1,595,443	168,123	1,037,353
Class 529C	1,381,768	8,459,878	1,332,885	8,270,847
	72,614,257	$445,254,733	84,152,078	$522,413,124
Shares issued to shareholders in reinvestment of distributions
Class A	2,540,299	$15,586,220	2,925,650	$18,177,982
Class B	38,453	235,209	90,758	562,231
Class C	549,744	3,368,144	676,740	4,201,114
Class I	1,132,792	6,925,450	836,969	5,183,150
Class R1	3,076	18,817	4,330	26,818
Class R2	21,921	134,498	26,539	164,879
Class R3	34,264	209,836	33,942	210,601
Class R4	3,763	23,089	3,319	20,622
Class 529A	113,521	696,338	98,760	613,437
Class 529B	5,870	35,846	7,126	44,088
Class 529C	55,618	341,019	53,439	331,976
	4,499,321	$27,574,466	4,757,572	$29,536,898

Notes to Financial Statements – continued

	Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(45,600,964)	$(279,793,420)	(54,226,270)	$(336,748,299)
Class B	(1,778,414)	(10,897,200)	(3,848,375)	(23,824,009)
Class C	(11,331,065)	(69,499,188)	(14,130,804)	(87,632,173)
Class I	(9,670,036)	(59,142,630)	(4,343,085)	(26,880,218)
Class R1	(71,540)	(436,528)	(54,991)	(339,701)
Class R2	(472,862)	(2,904,997)	(487,671)	(3,034,154)
Class R3	(160,529)	(982,109)	(149,326)	(924,266)
Class R4	(42,389)	(260,671)	(16,210)	(100,647)
Class 529A	(1,303,614)	(7,996,914)	(1,047,224)	(6,501,278)
Class 529B	(234,927)	(1,434,835)	(217,724)	(1,345,956)
Class 529C	(974,985)	(5,976,763)	(746,955)	(4,636,778)
	(71,641,325)	$(439,325,255)	(79,268,635)	$(491,967,479)
Net change
Class A	(10,099,562)	$(61,802,376)	124,546	$928,905
Class B	(1,048,465)	(6,421,508)	(3,045,822)	(18,850,992)
Class C	(1,328,050)	(8,147,913)	252,081	1,656,097
Class I	16,505,395	101,064,099	10,573,218	65,458,705
Class R1	(45,328)	(275,648)	(31,498)	(194,290)
Class R2	(195,455)	(1,201,017)	27,211	164,984
Class R3	239,963	1,474,229	159,880	996,451
Class R4	(1,190)	(7,891)	27,172	168,449
Class 529A	949,979	5,801,381	957,333	5,952,704
Class 529B	32,565	196,454	(42,475)	(264,515)
Class 529C	462,401	2,824,134	639,369	3,966,045
	5,472,253	$33,503,944	9,641,015	$59,982,543

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, and the MFS Lifetime 2010 Fund were the owners of record of approximately 15%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2012, the fund’s commitment fee and interest expense were $8,457 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,245,631	315,418,309	(292,785,576)	66,878,364

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,790	$66,878,364

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust IX and the Shareholders of

MFS Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Limited Maturity Fund (one of the portfolios comprising MFS Series Trust IX) (the “Fund”) as of April 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Limited Maturity Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2012

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 69)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
William R. Gutow (age 70)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)	N/A
J. Dale Sherratt (age 73)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 54)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 43)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 43)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 36)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm).	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Ellen Moynihan (k) (age 54)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 51)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

Trustees and Officers – continued

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Manager
James Calmas

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Municipal Limited Maturity Fund

ANNUAL REPORT

April 30, 2012

MTL-ANN

MFS® MUNICIPAL LIMITED MATURITY FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	13.7%
Healthcare Revenue – Hospitals	11.9%
General Obligations – General Purpose	9.2%
Water & Sewer Utility Revenue	8.7%
Utilities – Investor Owned	7.4%

Composition including fixed income credit quality (a)(i)
AAA	14.3%
AA	35.4%
A	24.6%
BBB	20.8%
BB	0.4%
B	0.6%
Not Rated	0.7%
Cash & Other	3.2%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	4.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Municipal Limited Maturity Fund (the “fund”) provided a total return of 6.20%, at net asset value. This compares with returns of 3.24% and 6.39% for the fund’s benchmarks, the Barclays 3-Year Municipal Bond Index (the “3-Year Index”) and the Barclays 5-Year Municipal Bond Index (the “5-Year Index”), respectively.

Market Environment

Prior to the beginning of the reporting period, looser U.S. monetary and fiscal policy fostered a sharp rebound in market risk sentiment. By the beginning of the period, global macroeconomic conditions had begun to weaken and renewed concerns surrounding eurozone sovereign debt arose, causing the recovery in asset valuations to plateau.

During the middle of the reporting period, worries about U.S. sovereign debt default and the long-term sustainability of the trend in U.S. fiscal policy resulted in one agency downgrading U.S. credit quality. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously and highly-rated sovereign bond yields hit multi-decade lows.

Later in the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Longer Term Refinancing Operations, or LTROs), coupled with improved global macroeconomic conditions, ushered in improved market dynamics. At the end of the period, though, weaker global growth data, along with greater perceived risks concerning Spain, the Netherlands, and France, appeared to have renewed a more cautious stance among investors.

Over the past twelve months ended April 30, 2012, the municipal bond market followed the lead of the U.S. Treasury market, with prices rising and rates declining across the yield curve year-over-year. More specific to municipal bonds, the market benefited from a change in investor demand. Municipal bond mutual fund flows, which had been generally negative from late 2010 through August 2011, turned positive. This increase in fund flows more than offset an increase in supply helping to push municipal bond yields lower. Further driving prices higher was waning concerns over state and local finances. The combination of continued revenue growth (through the end of calendar 2011) and restrained spending growth, as well as reductions in state and local employment, appeared to have led investors to become more comfortable with lower-quality credit, the result of which was a tightening of spreads between high-quality “AAA” rated municipal bonds and lower-quality

3

Management Review – continued

“A” or “BBB” rated municipals. Over the year, “BBB” rated bonds returned more than twice as much as “AAA” rated bonds, according to Barclays Municipal Bond Index data.

Factors Affecting Performance

Relative to the 5-Year index, security selection in the transportation, credit enhanced, prefunded, and health care sectors were notable detractors from performance. In terms of credit quality, the fund’s exposure to “AAA” rated (r) bonds also held back relative returns. Additionally, the fund’s shorter duration (d) stance, primarily in “AAA” and “BBB” rated bonds, weighed on relative performance.

Relative to the 3-Year Index, the fund’s greater exposure to “BBB” rated bonds aided performance. Security selection in the utilities, general obligation, health care, education, and credit enhanced sectors were also positive factors for the fund’s relative results. Additionally, the fund’s longer duration stance benefitted relative performance during the reporting period.

Respectfully,

Geoffrey Schechter

Portfolio Manager

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The primary source for bond quality ratings is Moody’s Investors Service. If not available, ratings by Standard & Poor’s are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 4/30/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

5

Performance Summary – continued

Total Returns through 4/30/12

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	3/17/92	6.20%	4.32%	3.69%	N/A
B	9/07/93	5.42%	3.55%	2.92%	N/A
C	7/01/94	5.29%	3.43%	2.83%	N/A
I	8/30/10	6.35%	N/A	N/A	3.55%
Comparative benchmarks
Barclays 3-Year Municipal Bond Index (f)		3.24%	4.28%	3.56%	N/A
Barclays 5-Year Municipal Bond Index (f)		6.39%	5.79%	4.73%	N/A
Average annual with sales charge
A With Initial Sales Charge (2.50%)		3.54%	3.79%	3.43%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		1.42%	3.20%	2.92%	N/A
C With CDSC (1% for 12 months) (x)		4.29%	3.43%	2.83%	N/A

Class I shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definitions

Barclays 3-Year Municipal Bond Index – a market capitalization-weighted index that measures the performance of the medium-term (2 to 4 years) tax-exempt bond market.

Barclays 5-Year Municipal Bond Index – a market capitalization-weighted index that measures the performance of the medium-term (4 to 6 years) tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period

6

Performance Summary – continued

end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.70%	$1,000.00	$1,033.76	$3.54
	Hypothetical (h)	0.70%	$1,000.00	$1,021.38	$3.52
B	Actual	1.46%	$1,000.00	$1,030.19	$7.37
	Hypothetical (h)	1.46%	$1,000.00	$1,017.60	$7.32
C	Actual	1.55%	$1,000.00	$1,030.65	$7.83
	Hypothetical (h)	1.55%	$1,000.00	$1,017.16	$7.77
I	Actual	0.54%	$1,000.00	$1,035.79	$2.73
	Hypothetical (h)	0.54%	$1,000.00	$1,022.18	$2.72

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

4/30/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.7%
Issuer	Shares/Par	Value ($)

Airport Revenue - 2.2%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,359,466
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,086,320
Atlanta, GA, Airport Rev., “B”, 5%, 2018	700,000	825,818
Atlanta, GA, Airport Rev., “B”, 5%, 2020	400,000	478,868
Charlotte, NC, Airport Rev., “A”, 4%, 2012	2,180,000	2,193,189
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,544,625
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 2017	1,000,000	1,137,240
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,078,810
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,197,360
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2016	1,020,000	1,154,650
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,600,605
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,615,335
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,056,870
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,422,227
Rhode Island Economic Development Corp., Airport Rev., “A”, FGIC, 5%, 2012	750,000	753,735
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,154,930

		$20,660,048
General Obligations - General Purpose - 9.1%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,500,000	$1,639,110
Chandler, AZ, 5%, 2022	1,000,000	1,174,330
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,820,750
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,123,780
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,743,400
Commonwealth of Massachusetts, “A”, FRN, 0.63%, 2013	3,000,000	3,002,790
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,211,960
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,820,000	3,176,730
Commonwealth of Puerto Rico, Public Improvement, “A”, 4.75%, 2018	1,870,000	2,047,257
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,268,920

10

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Detroit, MI, District Aid, 5%, 2014	$3,000,000	$3,241,560
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,756,742
Henry County, GA, 5%, 2014	1,080,000	1,182,848
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,180,763
Nashville & Davidson County, TN, Metropolitan Government, “A”, 4%, 2017	4,000,000	4,606,480
New York, NY, “F”, 5%, 2013	4,000,000	4,230,760
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2014	950,000	986,034
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2014	705,000	758,890
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2015	1,000,000	1,049,930
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2015	730,000	808,592
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,340,636
State of California, 5%, 2017	7,000,000	8,162,910
State of Hawaii, “EA”, 5%, 2022	2,500,000	3,103,950
State of Illinois, AGM, 5%, 2015	2,000,000	2,183,540
State of Illinois, AGM, 5%, 2016	2,750,000	3,050,053
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,510,654
State of Maryland, “C”, 4%, 2015	1,000,000	1,119,240
State of Minnesota, “H”, 5%, 2016	3,000,000	3,561,000
State of Minnesota, “H”, 5%, 2017	2,600,000	3,160,872
State of Utah, “C”, 5%, 2015	3,000,000	3,423,870
Tarrant County, TX, 5%, 2018	2,770,000	3,367,489
Will County, IL, Forest Preservation District, 5%, 2019	1,250,000	1,546,525
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,643,758

		$84,186,123
General Obligations - Improvement - 2.8%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,580,757
Durham County, NC, 5%, 2019	1,000,000	1,241,550
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,238,480
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,281,360
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,052,210
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,118,840
Seattle, WA, 5%, 2016	3,780,000	4,401,281
State of North Carolina, “A”, 5%, 2017	3,500,000	4,192,930
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,575,440

		$25,682,848

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - 4.4%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$751,600
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,967,525
Clark County, NV, School District, 5%, 2017	2,845,000	3,329,020
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,188,560
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,804,625
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	975,354
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	2,033,262
Florida Board of Education, “C”, 5%, 2018	1,000,000	1,013,790
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,269,453
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,186,880
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,141,170
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	3,075,788
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,142,060
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,187,900
Reading, PA, School District, “A”, 5%, 2019	6,230,000	7,170,107
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,455,763
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	577,262
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,080,997
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,109,920
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,627,830
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	732,210
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,225,580

		$40,046,656
Healthcare Revenue - Hospitals - 11.8%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$1,800,000	$1,802,988
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	1,000,000	1,073,430
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A-1”, FRN, 1.086%, 2021	2,500,000	2,375,025
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.3%, 2038	2,500,000	2,500,450
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,132,600

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	$2,000,000	$2,169,200
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2017	1,335,000	1,372,981
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2018	1,180,000	1,205,335
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,613,947
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,261,450
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2016	570,000	636,542
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2017	1,100,000	1,239,348
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2014	1,500,000	1,615,365
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 2029 (b)	1,500,000	1,730,220
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,075,670
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 3%, 2013	300,000	302,607
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2014	350,000	362,187
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2015	500,000	524,055
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,687,905
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,465,058
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital Systems), “B-2”, 5%, 2041 (b)	2,500,000	2,615,775
Illinois Development Finance Authority Rev. (Provena Health), “A”, NATL, 5.75%, 2014	1,500,000	1,504,950
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,281,338
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	2,001,745
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	534,950
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	538,545
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,412,788

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	$1,590,000	$1,850,681
Indiana Finance Authority, Hospital Rev. (King’s Daughters Hospital), 5%, 2020	3,325,000	3,535,572
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,448,710
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,160,260
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,213,940
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital of Indiana), “A”, 4%, 2018	515,000	555,139
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital of Indiana), “A”, 3%, 2019	525,000	529,898
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital of Indiana), “A”, 5%, 2020	1,690,000	1,909,903
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,190,384
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,538,047
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,138,780
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,094,000
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,120,740
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	521,935
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2023	1,225,000	1,358,562
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,071,280
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	778,395
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	435,000	445,062
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,088,270
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,094,980
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,143,130

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2015	$2,000,000	$2,230,400
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2016	1,000,000	1,140,210
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2017	1,500,000	1,739,175
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, 3.5%, 2013	3,365,000	3,497,043
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, ETM, 3.5%, 2013 (c)	10,000	10,408
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	674,783
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	682,025
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	527,880
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	870,000	927,098
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	326,427
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,037,350
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital), 5%, 2018	500,000	576,330
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	566,865
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2021	2,500,000	2,779,200
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,500,000	1,759,065
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,148,482
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 2022	6,000,000	6,839,160
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	610,000
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	660,325
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,191,256
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,666,515

		$108,414,119

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 0.5%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	$1,000,000	$1,084,980
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 2016	1,810,000	1,976,701
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	550,100
Tarrant County, TX, Cultural Educational Facilities Finance Corp., Retirement Facilities (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	915,552

		$4,527,333
Human Services - 0.4%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,831,349
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,622,760

		$3,454,109
Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,102,440

Industrial Revenue - Environmental Services - 1.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$154,290
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 2023 (b)	3,045,000	3,480,100
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 2025 (b)	2,000,000	1,996,880
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,750,000	1,783,250
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,150,000	1,331,079
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,014,370
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,046,750
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,076,800
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,023,150

		$12,906,669
Industrial Revenue - Other - 0.7%
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 2018	$265,000	$274,670

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 2019	$1,325,000	$1,535,384
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,652,440

		$6,462,494
Industrial Revenue - Paper - 0.2%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,045,260
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	791,280

		$1,836,540
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,178,630

Miscellaneous Revenue - Other - 1.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$1,078,630
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (b)	1,500,000	1,530,840
Citizens Property Insurance Corp., FL, “A-1”, ASSD GTY, 5%, 2012	1,500,000	1,505,655
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	4,000,000	4,520,240
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,435,000	1,619,728
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	800,000	792,456
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,410,980
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,127,829
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 2016	2,000,000	2,287,400

		$16,873,758
Multi-Family Housing Revenue - 1.0%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,887,410
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	1,770,000	1,974,134
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,046,600
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,010,080

		$8,918,224

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - 0.6%
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.6%, 2037 (b)	$1,000,000	$1,005,130
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B-1”, 1.875%, 2040 (b)	2,000,000	2,018,820
Port of Seattle, WA, Rev., “B”, 3%, 2015	2,285,000	2,398,313

		$5,422,263
Sales & Excise Tax Revenue - 0.8%
Illinois Sales Tax Rev., “B”, 3%, 2014	$5,000,000	$5,262,850
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,729,125

		$6,991,975
Single Family Housing - State - 2.2%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$1,570,000	$1,602,813
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	2,300,000	2,324,817
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	3,225,000	3,188,848
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	5,000	5,074
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	3,110,000	3,149,995
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,679,139
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	220,000	235,151
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,074,040
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	237,454
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	306,092
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,011,240
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,096,371
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,771,263

		$20,682,297
Solid Waste Revenue - 0.2%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$508,265
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	750,000	777,563

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - continued
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$300,000	$303,159

		$1,588,987
State & Agency - Other - 1.3%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$6,139,000
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,666,025
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 2015	1,665,000	1,820,628
Tulsa County, OK, Industrial Authority Educational Facilities Lease Rev. (Jenks Public School), 5%, 2012	1,000,000	1,015,580

		$11,641,233
State & Local Agencies - 5.7%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$2,034,615
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,127,170
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,830,570
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,247,420
Arizona Certificates of Participation, “A”, 5%, 2012	1,000,000	1,018,660
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,070,980
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,100,780
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	5,120,000	5,989,427
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,118,675
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,203,322
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,055,800
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,035,631
Hampton, VA, Museum Rev., 5%, 2014	760,000	800,630
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,090,580
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (b)	1,000,000	1,001,680
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,387,200
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,055,800
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	739,253
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,630,975

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	$500,000	$614,715
Puerto Rico Infrastructure Financing Authority Rev. (Ports Authority Project), “C”, 3%, 2026 (b)	4,000,000	4,030,120
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,558,981
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,646,800
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,469,788
Virginia Public School Authority, 5%, 2013	1,000,000	1,045,240
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,222,550
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	86,000
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	222,749
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,297,112
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,068,057

		$52,801,280
Student Loan Revenue - 3.2%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 2020	$5,000,000	$5,623,750
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	2,800,000	3,223,220
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,894,560
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,036,700
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,361,340
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,676,400
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,263,940
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,995,550

		$29,075,460
Tax - Other - 1.8%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,869,960
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	856,309
New Jersey Economic Development Authority Rev., 5%, 2018	4,000,000	4,556,520
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	3,132,812
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	945,000	1,050,282

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	$55,000	$61,273
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,728,560

		$16,255,716
Tobacco - 2.9%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 2015	$1,000,000	$1,085,930
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 2018	2,335,000	2,732,510
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,775,000	1,447,477
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	7,190,000	8,010,235
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,561,908
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,905,000	3,702,096
Southern California Tobacco Settlement Authority Rev., “A”, 5.625%, 2012 (c)	1,000,000	1,004,240
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5%, 2022	6,000,000	6,839,100
Virginia Tobacco Settlement Financing Corp., ETM, 5.25%, 2019 (c)	110,000	110,430

		$26,493,926
Toll Roads - 1.0%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,146,770
Triborough Bridge & Tunnel Authority Rev., NY, “A-1”, 4%, 2038 (b)	3,000,000	3,061,050
Triborough Bridge & Tunnel Authority Rev., NY, “B”, 5.25%, 2016	5,000,000	5,131,500

		$9,339,320
Transportation - Special Tax - 2.5%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,132,040
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,698,914
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,662,920
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,394,020
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,575,056
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	3,010,725
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,446,900

21

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - continued
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	$1,350,000	$1,648,175

		$22,568,750
Universities - Colleges - 13.6%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$815,000	$872,368
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2016	475,000	529,606
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	1,000,000	1,171,600
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,460,325
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 1.05%, 2015	1,810,000	1,818,055
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,550,556
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	587,725
California Municipal Finance Authority Rev. (Biola University), 5%, 2018	550,000	621,561
Central Michigan University Rev., 5%, 2017	1,760,000	2,051,086
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,040,590
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,442,602
El Paso County, CO, Rev. (Colorado College), 2%, 2013	1,030,000	1,041,155
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,167,957
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	671,142
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,195,336
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2021	1,300,000	1,451,294
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2022	600,000	665,784
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2019	5,000,000	5,986,500
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	806,543
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	470,000	507,149

22

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Harris County, TX, Cultural Education Facilities Financial Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	$600,000	$645,252
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,307,295
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	543,510
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,969,417
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 2016	1,000,000	984,290
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	1,961,580
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,078,810
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	631,115
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,192,920
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2022	1,000,000	1,119,390
Indiana University Rev., “A”, 5%, 2020	1,000,000	1,253,220
Indiana University Rev., “A”, 5%, 2021	1,000,000	1,263,060
Indiana University Rev., “A”, 5%, 2022	1,000,000	1,272,570
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	604,153
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	938,077
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	815,074
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,636,437
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,172,845
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,322,428
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,757,184
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,788,420
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	95,000	99,710
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,688,712
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,827,325

23

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	$3,000,000	$3,180,930
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,845,000	2,064,168
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	378,068
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,092,679
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,237,650
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,036,760
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,321,332
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,540,585
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,053,950
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,019,670
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	486,794
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	2,074,316
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,088,660
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 2.75%, 2036 (b)	1,190,000	1,194,867
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2017	200,000	225,744
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2018	250,000	283,998
Ohio State University Rev., “A”, 5%, 2012	1,500,000	1,541,730
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B”, 5.25%, 2017	1,000,000	1,159,060
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2015	400,000	426,928
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2016	390,000	419,351
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2017	870,000	937,016
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.5%, 2012	685,000	687,226

24

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	$1,250,000	$1,379,925
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,029,090
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,128,750
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	539,570
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2021	2,000,000	2,360,920
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2022	2,000,000	2,331,560
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,322,920
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,148,520
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,582,005
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,098,680
University of Texas, Financing System Rev., “A”, 5%, 2022	5,000,000	6,361,150
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,200,960
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,147,190
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,196,951
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,519,171
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,101,280

		$125,411,852
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,068,370
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	911,625
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,111,309

		$3,091,304
Universities - Secondary Schools - 0.0%
District of Columbia Rev. (Gonzaga College High School), AGM, 5%, 2012	$75,000	$75,494

Utilities - Investor Owned - 7.3%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,204,560

25

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	$1,260,000	$1,310,854
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	515,640
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	1,000,000	1,021,500
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 2031 (b)	2,000,000	2,006,240
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,591,200
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 2039 (b)	2,500,000	2,506,775
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (b)	695,000	696,466
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,163,660
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	1,016,450
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,477,664
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	5,000,000	5,070,100
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,053,220
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,900,000	1,916,644
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,102,230
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,076,580
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 2035 (b)	2,000,000	2,023,840
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,009,510
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,047,880
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,277,460
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,047,520
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	259,589

26

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$1,000,000	$1,209,660
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	1,000,000	1,008,090
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,100,900
Mississippi Business Finance Corp., Rev. (Mississippi Power Co. Project), 2.25%, 2040 (b)	2,000,000	2,007,040
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,028,170
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 2034 (b)	1,000,000	1,002,800
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,082,160
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,960,000	2,107,451
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,547,900
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,264,493
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,512,570
Pennsylvania Economic Development Financing Authority (Exelon Generation Co. LLC), “A”, 5%, 2042 (b)	3,200,000	3,211,552
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,115,740
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,135,000	2,332,786
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,167,610
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,052,950

		$67,147,454
Utilities - Municipal Owned - 5.5%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	$3,510,000	$4,267,914
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,494,070
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	1,260,000	1,358,141

27

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	$280,000	$293,661
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,801,319
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,574,148
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,096,110
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,578,480
Lakeland, FL, Energy System Rev., FRN, 0.97%, 2012	2,000,000	2,000,960
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,239,850
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 2033 (b)	2,700,000	2,699,973
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,659,600
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 2021	7,500,000	9,393,225
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,016,920
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,068,980
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	351,410
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	165,523
Northern California Power Agency Capital Facilities Rev., “A”, 2%, 2012	1,000,000	1,004,030
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,038,680
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,422,696
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	864,203
Puerto Rico Electric Power Authority Power Rev., “B”, 5%, 2016	5,000,000	5,604,400
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,826,400

		$50,820,693
Utilities - Other - 1.7%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$207,522
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,303,651
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,135,664
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,792,857
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	302,289

28

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	$1,350,000	$1,509,989
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	403,749
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 2020	930,000	1,019,671
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2020	1,710,000	1,899,041
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2021	2,000,000	2,203,420
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,128,040
Texas SA Energy Acquisition Public Facilities Corp., Gas Supply Rev., 5%, 2012	1,500,000	1,515,525

		$15,421,418
Water & Sewer Utility Revenue - 8.6%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,318,846
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,852,941
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2017	2,000,000	2,198,900
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,105,640
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 2021	1,000,000	1,221,610
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	2,940,000	3,646,864
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2021	5,250,000	6,575,205
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,630,070
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,538,445
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	6,265,750
Los Angeles, CA, Wastewater System Rev., “A”, NATL, 5.25%, 2019	3,185,000	3,340,651
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	1,000,000	1,065,850
Michigan Municipal Bond Authority, Clean Water Rev., 5.375%, 2014	1,920,000	1,961,453
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	11,476,453
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,081,630
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,182,710
New York Environmental Facilities Corp. Rev., 5%, 2012	2,085,000	2,096,759
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,198,461
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,524,442
New York Environmental Facilities Corp. Rev., “I”, 5%, 2013	1,000,000	1,052,820
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	567,092

29

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	$2,000,000	$2,538,920
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,516,790
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,629,886
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	6,044,350
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,129,488
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	712,680
Utah Water Finance Agency Rev., “A”, 5%, 2012	210,000	213,646
Utah Water Finance Agency Rev., “A”, ETM, 5%, 2012 (c)	290,000	295,693
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,379,940
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,028,810

		$79,392,795
Total Municipal Bonds (Identified Cost, $841,035,135)		$880,472,208

Floating Rate Demand Notes - 0.8%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.17%, due 5/01/12	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.17%, due 5/01/12	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.17%, due 5/01/12	1,600,000	1,600,000
Total Floating Rate Demand Notes, at Cost and Value		$7,700,000

Money Market Funds - 4.8%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	44,131,623	$44,131,623
Total Investments (Identified Cost, $892,866,758)		$932,303,831

Other Assets, Less Liabilities - (1.3)%		(12,139,258)
Net Assets - 100.0%		$920,164,573

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

30

Portfolio of Investments – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

31

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $848,735,135)	$888,172,208
Underlying affiliated funds, at cost and value	44,131,623
Total investments, at value (identified cost, $892,866,758)	$932,303,831
Receivables for
Investments sold	600,000
Fund shares sold	6,468,195
Interest	10,054,447
Other assets	5,289
Total assets	$949,431,762
Liabilities
Payables for
Distributions	$348,590
Investments purchased	27,172,531
Fund shares reacquired	1,355,280
Payable to affiliates
Investment adviser	42,128
Shareholder servicing costs	238,044
Distribution and service fees	26,092
Payable for independent Trustees’ compensation	4,065
Accrued expenses and other liabilities	80,459
Total liabilities	$29,267,189
Net assets	$920,164,573
Net assets consist of
Paid-in capital	$880,977,511
Unrealized appreciation (depreciation) on investments	39,437,073
Accumulated net realized gain (loss) on investments	(135,461)
Accumulated distributions in excess of net investment income	(114,550)
Net assets	$920,164,573
Shares of beneficial interest outstanding	111,777,167

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$563,330,469	68,422,973	$8.23
Class B	1,856,149	225,688	8.22
Class C	150,583,961	18,279,819	8.24
Class I	204,393,994	24,848,687	8.23

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.44 [100 / 97.5 x $8.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

32

Financial Statements

STATEMENT OF OPERATIONS

Year ended 4/30/12

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$24,170,960
Dividends from underlying affiliated funds	23,747
Total investment income	$24,194,707
Expenses
Management fee	$3,210,521
Distribution and service fees	2,858,261
Shareholder servicing costs	615,825
Administrative services fee	129,678
Independent Trustees’ compensation	19,319
Custodian fee	126,349
Shareholder communications	41,867
Audit and tax fees	47,572
Legal fees	11,298
Miscellaneous	163,080
Total expenses	$7,223,770
Fees paid indirectly	(24)
Reduction of expenses by investment adviser and distributor	(610,840)
Net expenses	$6,612,906
Net investment income	$17,581,801
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$2,658,429
Change in unrealized appreciation (depreciation) on investments	$26,372,287
Net realized and unrealized gain (loss) on investments	$29,030,716
Change in net assets from operations	$46,612,517

See Notes to Financial Statements

33

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 4/30
	2012	2011
Change in net assets
From operations
Net investment income	$17,581,801	$15,886,056
Net realized gain (loss) on investments	2,658,429	154,110
Net unrealized gain (loss) on investments	26,372,287	(1,723,861)
Change in net assets from operations	$46,612,517	$14,316,305
Distributions declared to shareholders
From net investment income	$(17,359,066)	$(15,640,685)
Change in net assets from fund share transactions	$162,182,970	$129,600,433
Total change in net assets	$191,436,421	$128,276,053
Net assets
At beginning of period	728,728,152	600,452,099
At end of period (including accumulated distributions in excess of net investment income of $114,550 and $89,150, respectively)	$920,164,573	$728,728,152

See Notes to Financial Statements

34

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 4/30
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$7.93	$7.93		$7.71	$7.67	$7.70
Income (loss) from investment operations
Net investment income (d)	$0.19	$0.19		$0.22	$0.25	$0.27
Net realized and unrealized gain (loss) on investments	0.30	(0.00	)(w)	0.22	0.05	(0.02)
Total from investment operations	$0.49	$0.19		$0.44	$0.30	$0.25
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.19)		$(0.22)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$8.23	$7.93		$7.93	$7.71	$7.67
Total return (%) (r)(s)(t)(x)	6.20	2.41		5.80	3.99	3.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	0.81		0.80	0.77	0.78
Expenses after expense reductions (f)	0.70	0.70		0.70	0.63	0.63
Net investment income	2.33	2.41		2.84	3.33	3.53
Portfolio turnover	17	9		8	15	30
Net assets at end of period (000 omitted)	$563,330	$589,476		$482,962	$214,796	$124,161

See Notes to Financial Statements

35

Financial Highlights – continued

Class B	Years ended 4/30
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$7.92	$7.92		$7.70	$7.66	$7.69
Income (loss) from investment operations
Net investment income (d)	$0.13	$0.13		$0.17	$0.20	$0.21
Net realized and unrealized gain (loss) on investments	0.30	(0.00	)(w)	0.21	0.04	(0.02)
Total from investment operations	$0.43	$0.13		$0.38	$0.24	$0.19
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.13)		$(0.16)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$8.22	$7.92		$7.92	$7.70	$7.66
Total return (%) (r)(s)(t)(x)	5.42	1.65		5.03	3.22	2.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	1.55		1.54	1.52	1.53
Expenses after expense reductions (f)	1.45	1.46		1.46	1.37	1.38
Net investment income	1.60	1.68		2.19	2.63	2.79
Portfolio turnover	17	9		8	15	30
Net assets at end of period (000 omitted)	$1,856	$3,312		$6,231	$10,486	$10,454

Class C	Years ended 4/30
	2012	2011		2010	2009	2008
Net asset value, beginning of period	$7.94	$7.93		$7.71	$7.67	$7.71
Income (loss) from investment operations
Net investment income (d)	$0.12	$0.12		$0.16	$0.19	$0.21
Net realized and unrealized gain (loss) on investments	0.30	0.01	(g)	0.21	0.04	(0.04)
Total from investment operations	$0.42	$0.13		$0.37	$0.23	$0.17
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.12)		$(0.15)	$(0.19)	$(0.21)
Net asset value, end of period (x)	$8.24	$7.94		$7.93	$7.71	$7.67
Total return (%) (r)(s)(t)(x)	5.29	1.67		4.90	3.11	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	1.55		1.57	1.62	1.63
Expenses after expense reductions (f)	1.55	1.55		1.55	1.48	1.48
Net investment income	1.47	1.56		1.98	2.46	2.68
Portfolio turnover	17	9		8	15	30
Net assets at end of period (000 omitted)	$150,584	$121,803		$111,259	$44,185	$21,959

See Notes to Financial Statements

36

Financial Highlights – continued

Class I	Years ended 4/30
	2012	2011 (i)
Net asset value, beginning of period	$7.93	$8.09
Income (loss) from investment operations
Net investment income (d)	$0.20	$0.13
Net realized and unrealized gain (loss) on investments	0.30	(0.16	)(g)
Total from investment operations	$0.50	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.13)
Net asset value, end of period (x)	$8.23	$7.93
Total return (%) (r)(s)(x)	6.35	(0.32	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	0.56	(a)
Expenses after expense reductions (f)	0.54	0.53	(a)
Net investment income	2.40	2.55	(a)
Portfolio turnover	17	9
Net assets at end of period (000 omitted)	$204,394	$14,138

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception August 30, 2010 (Class I) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

37

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

38

Notes to Financial Statements – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

39

Notes to Financial Statements – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$880,472,208	$—	$880,472,208
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	44,131,623	—	—	44,131,623
Total Investments	$44,131,623	$888,172,208	$—	$932,303,831

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund.

40

Notes to Financial Statements – continued

Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	4/30/12	4/30/11
Tax-exempt income	$17,359,066	$15,640,685

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$891,991,738
Gross appreciation	40,915,419
Gross depreciation	(603,326)
Net unrealized appreciation (depreciation)	$40,312,093
Undistributed tax-exempt income	1,409,957
Capital loss carryforwards	(1,010,481)
Other temporary differences	(1,524,507)

41

Notes to Financial Statements – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
4/30/16	$(159,517)
4/30/17	(616,758)
4/30/18	(234,206)
Total	$(1,010,481)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 4/30/12	Year ended 4/30/11
Class A	$13,927,762	$13,588,854
Class B	39,523	80,821
Class C	1,904,360	1,950,059
Class I (i)	1,487,421	20,951
Total	$17,359,066	$15,640,685

(i)	For the period from the class’ inception, August 30, 2010 (Class I) through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees,

42

Notes to Financial Statements – continued

interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until August 31, 2012. For the year ended April 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $146,308 for the year ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$1,513,314
Class B	0.75%	0.25%	1.00%	0.91%	25,211
Class C	0.75%	0.25%	1.00%	1.00%	1,319,736
Total Distribution and Service Fees					$2,858,261

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2012 based on each class’ average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2012, this waiver amounted to $605,320 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2012, this waiver amounted to $2,385 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2012.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase.

43

Notes to Financial Statements – continued

Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2012, were as follows:

Class A	$184,803
Class B	1,867
Class C	28,314

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended April 30, 2012, the fee was $126,361, which equated to 0.0158% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $489,464.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2012 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease in pension expense of $43 and is included in independent Trustees’ compensation for the year ended April 30, 2012. The liability for deferred retirement benefits payable to certain independent

44

Notes to Financial Statements – continued

Trustees under the DB plan amounted to $4,045 at April 30, 2012, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,968 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,135, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $297,003,927 and $130,984,499, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	35,564,094	$288,496,210	45,479,665	$362,403,007
Class B	75,960	613,979	95,145	751,421
Class C	6,150,308	50,032,037	6,327,880	50,500,765
Class I (i)	26,342,546	215,361,960	1,800,895	14,202,535
	68,132,908	$554,504,186	53,703,585	$427,857,728

45

Notes to Financial Statements – continued

	Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,339,652	$10,874,871	1,242,638	$9,888,195
Class B	3,329	26,959	5,861	46,616
Class C	154,917	1,258,125	153,937	1,226,229
Class I (i)	114,089	931,266	2,181	17,277
	1,611,987	$13,091,221	1,404,617	$11,178,317
Shares reacquired
Class A	(42,779,854)	$(348,193,636)	(33,359,953)	$(264,530,229)
Class B	(271,524)	(2,198,366)	(470,183)	(3,733,850)
Class C	(3,369,790)	(27,302,987)	(5,167,825)	(41,015,573)
Class I (i)	(3,391,308)	(27,717,448)	(19,716)	(155,960)
	(49,812,476)	$(405,412,437)	(39,017,677)	$(309,435,612)
Net change
Class A	(5,876,108)	$(48,822,555)	13,362,350	$107,760,973
Class B	(192,235)	(1,557,428)	(369,177)	(2,935,813)
Class C	2,935,435	23,987,175	1,313,992	10,711,421
Class I (i)	23,065,327	188,575,778	1,783,360	14,063,852
	19,932,419	$162,182,970	16,090,525	$129,600,433

(i)	For the period from the class’ inception, August 30, 2010 (Class I), through the stated period end.

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2012, the fund’s commitment fee and interest expense were $5,423 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

46

Notes to Financial Statements – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,792,805	276,032,848	(244,694,030)	44,131,623

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,747	$44,131,623

47

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust IX and the Shareholders of

MFS Municipal Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Limited Maturity Fund (one of the portfolios comprising MFS Series Trust IX) (the “Fund”) as of April 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Municipal Limited Maturity Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2012

48

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 69)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

49

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
William R. Gutow (age 70)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)	N/A
J. Dale Sherratt (age 73)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 54)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

50

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 43)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 43)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 36)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm).	N/A

51

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Ellen Moynihan (k) (age 54)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 51)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

52

Trustees and Officers – continued

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Manager
Geoffrey Schechter

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

54

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013. The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 100% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.

55

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

56

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

57

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

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MFS® Research Bond Fund

ANNUAL REPORT

April 30, 2012

RBF-ANN

MFS® RESEARCH BOND FUND

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (1-202-371-8300) or by accessing SIPC’s web site address (www.sipc.org).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	35.6%
Mortgage-Backed Securities	23.0%
U.S. Treasury Securities	17.0%
Commercial Mortgage-Backed Securities	5.0%
U.S. Government Agencies	4.5%
High Yield Corporates	4.4%
Emerging Markets Bonds	3.0%
Collateralized Debt Obligations	2.2%
Asset-Backed Securities	2.0%
Non-U.S. Government Bonds	1.1%
Municipal Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	4.5%
AA	2.5%
A	13.8%
BBB	27.3%
BB	3.9%
B	1.1%
CCC	0.1%
CC	0.2%
C (o)	0.0%
D	0.1%
U.S. Government	17.0%
Federal Agencies	27.5%
Not Rated (o)	0.0%
Cash & Other	2.0%

Portfolio facts (i)
Average Duration (d)	4.7
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

3

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended April 30, 2012, Class A shares of the MFS Research Bond Fund (the “fund”) provided a total return of 6.42%, at net asset value. This compares with a return of 7.54% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index.

Market Environment

Prior to the beginning of the reporting period, looser U.S. monetary and fiscal policy fostered a sharp rebound in market risk sentiment. By the beginning of the period, global macroeconomic conditions had begun to weaken and renewed concerns surrounding eurozone sovereign debt arose, causing the recovery in asset valuations to plateau.

During the middle of the reporting period, worries about U.S. sovereign debt default and the long-term sustainability of the trend in U.S. fiscal policy resulted in one agency downgrading U.S. credit quality. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously and highly-rated sovereign bond yields hit multi-decade lows.

Later in the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Longer Term Refinancing Operations, or LTROs), coupled with improved global macroeconomic conditions, ushered in improved market dynamics. At the end of the period, though, weaker global growth data, along with greater perceived risks concerning Spain, the Netherlands, and France, appeared to have renewed a more cautious stance among investors.

Factors Affecting Performance

Relative to the Barclays U.S. Aggregate Bond Index, the fund’s greater exposure to “BBB” and “BB” rated (r) securities was a key detractor from performance. The exposure to these credit quality sectors, which underperformed higher-quality bonds earlier in the period as credit spreads widened, outweighed the positive impact from the narrowing of credit spreads during the second half of the period.

4

Management Review – continued

On the positive side, the fund’s return from yield, which was greater than that of the benchmark, was a significant contributor to relative performance. A greater exposure to corporate bonds in the industrial sector, particularly to those with relatively longer maturities, also benefited relative results as this sector outperformed the benchmark during the reporting period.

Respectfully,

Joshua Marston	Robert Persons	Jeffrey Wakelin
Portfolio Manager	Portfolio Manager	Portfolio Manager

Note to Shareholders: Michael Roberge is no longer a co-manager of the fund.

(r)	Bonds rated “BBB”, “Baa”, or higher are considered investment grade; bonds rated “BB”, “Ba”, or below are considered non-investment grade. The source for bond quality ratings is Moody’s Investors Service, Standard & Poor’s and Fitch, Inc. and are applied using the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 4/30/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

6

Performance Summary – continued

Total Returns through 4/30/12

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	1/04/99	6.42%	6.44%	6.04%	N/A
B	12/29/00	5.70%	5.59%	5.18%	N/A
C	12/29/00	5.62%	5.56%	5.15%	N/A
I	1/04/99	6.68%	6.62%	6.22%	N/A
W	5/01/06	6.57%	6.54%	N/A	6.62%
R1	4/01/05	5.52%	5.53%	N/A	4.85%
R2	10/31/03	6.15%	6.07%	N/A	5.02%
R3	4/01/05	6.32%	6.34%	N/A	5.62%
R4	4/01/05	6.58%	6.59%	N/A	5.91%
529A	7/31/02	6.37%	6.30%	N/A	5.77%
529B	7/31/02	5.46%	5.42%	N/A	4.94%
529C	7/31/02	5.47%	5.42%	N/A	4.94%
Comparative benchmark
Barclays U.S. Aggregate Bond Index (f)		7.54%	6.37%	5.71%	N/A
Average annual with sales charge
A With Initial Sales Charge (4.75%)		1.37%	5.41%	5.52%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		1.70%	5.27%	5.18%	N/A
C With CDSC (1% for 12 months) (x)		4.62%	5.56%	5.15%	N/A
529A With Initial Sales Charge (4.75%)		1.32%	5.27%	N/A	5.24%
529B With CDSC (Declining over six years from 4% to 0%) (x)		1.46%	5.09%	N/A	4.94%
529C With CDSC (1% for 12 months) (x)		4.47%	5.42%	N/A	4.94%

Class I, W, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

7

Performance Summary – continued

Benchmark Definition

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

8

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	0.83%	$1,000.00	$1,030.63	$4.19
	Hypothetical (h)	0.83%	$1,000.00	$1,020.74	$4.17
B	Actual	1.61%	$1,000.00	$1,027.69	$8.12
	Hypothetical (h)	1.61%	$1,000.00	$1,016.86	$8.07
C	Actual	1.68%	$1,000.00	$1,027.22	$8.47
	Hypothetical (h)	1.68%	$1,000.00	$1,016.51	$8.42
I	Actual	0.68%	$1,000.00	$1,032.34	$3.44
	Hypothetical (h)	0.68%	$1,000.00	$1,021.48	$3.42
W	Actual	0.78%	$1,000.00	$1,031.82	$3.94
	Hypothetical (h)	0.78%	$1,000.00	$1,020.98	$3.92
R1	Actual	1.68%	$1,000.00	$1,027.22	$8.47
	Hypothetical (h)	1.68%	$1,000.00	$1,016.51	$8.42
R2	Actual	1.18%	$1,000.00	$1,029.80	$5.96
	Hypothetical (h)	1.18%	$1,000.00	$1,019.00	$5.92
R3	Actual	0.93%	$1,000.00	$1,031.08	$4.70
	Hypothetical (h)	0.93%	$1,000.00	$1,020.24	$4.67
R4	Actual	0.68%	$1,000.00	$1,032.36	$3.44
	Hypothetical (h)	0.68%	$1,000.00	$1,021.48	$3.42
529A	Actual	0.89%	$1,000.00	$1,031.36	$4.50
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
529B	Actual	1.73%	$1,000.00	$1,026.97	$8.72
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67
529C	Actual	1.73%	$1,000.00	$1,026.03	$8.71
	Hypothetical (h)	1.73%	$1,000.00	$1,016.26	$8.67

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

10

PORTFOLIO OF INVESTMENTS

4/30/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.2%
Issuer	Shares/Par	Value ($)

Aerospace - 0.2%
Bombardier, Inc., 7.75%, 2020 (n)	$6,000,000	$6,705,000

Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.834%, 2013	$9,127,034	$8,807,583

Apparel Manufacturers - 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$5,950,000	$6,574,750

Asset-Backed & Securitized - 9.2%
Anthracite Ltd., “A”, CDO, FRN, 0.6%, 2019 (z)	$7,869,982	$6,689,485
Anthracite Ltd., “BFL”, CDO, FRN, 1.24%, 2037 (z)	5,019,000	4,717,860
Anthracite Ltd., “CFL”, CDO, FRN, 1.49%, 2037 (z)	1,122,780	988,046
Anthracite Ltd., CDO III, 6.077%, 2039 (a)(p)(z)	5,366,400	268,320
Anthracite Ltd., CDO, FRN, 1.09%, 2037 (z)	9,178,646	8,559,087
ARCap REIT, Inc., CDO, “F”, FRN, 6.038%, 2045 (a)(d)(z)	4,149,000	8,298
ARCap REIT, Inc., CDO, “G”, FRN, 6.038%, 2045 (a)(d)(z)	1,836,170	1,836
Bayview Commercial Asset Trust, FRN, 0.549%, 2035 (z)	623,283	414,745
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	20,576,512	225,994
Bayview Commercial Asset Trust, FRN, 0.509%, 2036 (z)	482,076	327,874
Bayview Commercial Asset Trust, FRN, 2.822%, 2036 (i)(z)	14,838,811	321,852
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	15,038,283	436,173
Bayview Commercial Asset Trust, FRN, 3.927%, 2036 (i)(z)	25,229,900	1,058,301
Bayview Commercial Asset Trust, FRN, 5.262%, 2036 (i)(z)	12,626,267	598,000
Bayview Commercial Asset Trust, FRN, 4.08%, 2037 (i)(z)	27,342,607	1,613,588
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036 (i)(z)	10,324,206	253,457
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,377,738
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,986,488	1,971,476
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.839%, 2040 (z)	3,387,305	1,891,882
Brascan Real Estate, CDO, FRN, 2.066%, 2040 (z)	293,721	205,605
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	7,189,766	7,225,715
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	7,074,200	6,861,974
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	17,127,981	18,977,597
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.4%, 2044	400,000	431,380

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Asset Trust, FRN, 0.972%, 2032 (i)(z)	$13,698,945	$127,291
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	855,521	638,547
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	3,714,000	3,723,848
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,371,558
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	1,275,594	1,351,489
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	1,232,915	1,125,190
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.395%, 2037 (d)(q)	1,854,141	728,733
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.225%, 2037	2,267,372	804,352
Crest G-Star, CDO, 6.95%, 2032 (z)	7,500,000	7,031,250
Crest Ltd., “A1” CDO, FRN, 0.953%, 2018 (z)	5,769,152	5,192,237
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	1,770,993	1,682,443
Crest Ltd., “B”, CDO, FRN, 1.816%, 2035 (z)	1,349,542	1,342,794
CWCapital LLC, 5.223%, 2048	6,335,000	6,939,353
DLJ Commercial Mortgage Corp., FRN, 7.95%, 2033	1,000,000	1,007,007
Falcon Franchise Loan LLC, FRN, 5.668%, 2023 (i)(z)	162,460	15,872
Falcon Franchise Loan LLC, FRN, 5.241%, 2025 (i)(z)	3,133,929	406,784
First Union National Bank Commercial Mortgage, FRN, 1.802%, 2043 (i)(z)	1,922,846	2,965
First Union-Lehman Brothers Bank of America, FRN, 0.605%, 2035 (i)	5,303,706	75,159
FUEL Trust, 3.984%, 2016 (n)	7,319,000	7,582,367
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	4,011,535	4,012,429
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	6,794,787	6,798,788
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	2,154,268	1,405,123
Gramercy Real Estate Ltd., CDO, FRN, 0.786%, 2035 (z)	774,762	674,043
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	5,998,000	6,101,994
IMPAC CMB Trust, FRN, 0.979%, 2034	194,111	164,370
IMPAC CMB Trust, FRN, 1.159%, 2034	97,056	69,926
IMPAC Secured Assets Corp., FRN, 0.589%, 2036	771,671	707,459
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,220,733
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.003%, 2049	15,661,513	16,610,319
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.181%, 2051	21,360,633	22,848,337
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.003%, 2049	12,759,174	14,112,272
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.607%, 2042 (n)	4,180,000	657,050
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	1,200,000	1,052,779

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
KKR Financial CLO Ltd., “A1”, FRN, 0.736%, 2017 (z)	$2,255,402	$2,207,202
KKR Financial CLO Ltd., “C”, FRN, 1.916%, 2021 (n)	7,811,290	6,327,145
LB Commercial Conduit Mortgage Trust, FRN, 1.564%, 2035 (i)	2,169,527	96,778
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	5,198,000	5,146,020
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (a)	2,450,485	538,112
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.032%, 2050	8,250,000	8,568,970
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	22,016,127	23,802,141
Morgan Stanley Capital I, Inc., FRN, 1.339%, 2031 (i)(z)	1,113,523	10,427
Nationslink Funding Corp., FRN, 1.481%, 2030 (i)	767,603	11,029
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	611,666
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	1,164,076	507,543
Preferred Term Securities XIX Ltd., CDO, FRN, 0.824%, 2035 (z)	7,832,024	4,307,613
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	1,599,161	1,605,348
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,795,000	5,006,220
Salomon Brothers Mortgage Securities, Inc., FRN, 7.373%, 2032 (z)	3,262,500	3,323,444
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	6,373,000	6,375,108
Smart Trust, “A2B”, FRN, 0.988%, 2013 (z)	839,966	839,966
Smart Trust, “A2B”, FRN, 0.79%, 2014 (z)	10,638,000	10,639,213
Thornburg Mortgage Securities Trust, FRN, 0.919%, 2043	32,095	30,686
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.097%, 2051	2,118,681	2,224,899
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.097%, 2051	21,365,746	23,925,491

		$297,116,165
Automotive - 1.5%
American Honda Finance Corp., 2.125%, 2017 (n)	$11,253,000	$11,420,456
Ford Motor Credit Co. LLC, 8%, 2014	2,700,000	3,003,518
Ford Motor Credit Co. LLC, 5%, 2018	3,303,000	3,569,318
Harley-Davidson Financial Services, 3.875%, 2016 (n)	9,522,000	9,983,179
Lear Corp., 8.125%, 2020	5,940,000	6,623,100
RCI Banque S.A., 4.6%, 2016 (n)	4,479,000	4,458,002
Volkswagen International Finance N.V., 2.375%, 2017 (n)	7,760,000	7,850,939

		$46,908,512
Banks & Diversified Financials (Covered Bonds) - 0.2%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$5,800,000	$5,838,970

Biotechnology - 0.3%
Life Technologies Corp., 5%, 2021	$7,521,000	$8,321,829

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 1.3%
Discovery Communications, Inc., 4.375%, 2021	$7,215,000	$7,865,649
NBCUniversal Media LLC, 5.95%, 2041	7,613,000	8,895,349
News America, Inc., 8.5%, 2025	120,000	157,806
News America, Inc., 6.15%, 2041	7,000,000	8,033,592
SIRIUS XM Radio, Inc., 13%, 2013 (n)	5,245,000	5,933,406
Vivendi S.A., 4.75%, 2022 (n)	11,608,000	11,193,002

		$42,078,804
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 12.5%, 2017	$7,051,000	$8,214,415
TD AMERITRADE Holding Corp., 5.6%, 2019	5,512,000	6,161,710

		$14,376,125
Building - 0.3%
Owens Corning, Inc., 6.5%, 2016	$8,981,000	$10,046,353

Business Services - 0.1%
Corning, Inc., 4.75%, 2042	$2,196,000	$2,192,627

Cable TV - 1.8%
CCO Holdings LLC, 7.875%, 2018	$6,410,000	$6,938,825
Cox Communications, Inc., 4.625%, 2013	600,000	625,093
CSC Holdings LLC, 8.5%, 2014	5,500,000	6,063,750
DIRECTV Holdings LLC, 5.2%, 2020	6,220,000	6,912,019
DIRECTV Holdings LLC, 3.8%, 2022 (n)	10,588,000	10,540,100
Myriad International Holdings B.V., 6.375%, 2017 (n)	6,225,000	6,880,866
Time Warner Cable, Inc., 4.125%, 2021	3,072,000	3,231,412
Time Warner Cable, Inc., 4%, 2021	2,720,000	2,824,037
Time Warner Entertainment Co. LP, 8.375%, 2033	5,117,000	6,858,632
Videotron Ltee, 5%, 2022 (n)	4,940,000	4,927,650
Virgin Media Finance PLC, 9.5%, 2016	2,379,000	2,664,480
Virgin Media Finance PLC, 5.25%, 2022	505,000	505,000

		$58,971,864
Chemicals - 0.8%
Ashland, Inc., 9.125%, 2017	$7,820,000	$8,680,200
Dow Chemical Co., 8.55%, 2019	7,900,000	10,475,455
LyondellBasell Industries N.V., 6%, 2021 (n)	290,000	313,200
LyondellBasell Industries N.V., 5.75%, 2024 (z)	6,990,000	7,217,175

		$26,686,030
Conglomerates - 0.0%
Kennametal, Inc., 7.2%, 2012	$525,000	$528,832

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.4%
Hasbro, Inc., 6.35%, 2040	$2,131,000	$2,374,765
Mattel, Inc., 5.45%, 2041	3,828,000	4,054,346
Newell Rubbermaid, Inc., 5.5%, 2013	5,547,000	5,769,357

		$12,198,468
Containers - 0.2%
Greif, Inc., 7.75%, 2019	$5,615,000	$6,344,950

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$2,705,000	$3,145,461

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$3,194,000	$3,816,051
Tyco Electronics Group S.A., 3.5%, 2022	1,340,000	1,340,498

		$5,156,549
Emerging Market Quasi-Sovereign - 1.3%
Banco do Brasil S.A., 5.875%, 2022 (n)	$3,856,000	$4,010,240
CEZ A.S., 4.25%, 2022 (n)	9,896,000	9,851,666
CNOOC Finance (2012) Ltd., 5%, 2042 (z)	847,000	865,754
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	6,736,000	7,243,423
CNPC General Capital Ltd., 3.95%, 2022 (z)	200,000	201,392
Petrobras International Finance Co., 5.375%, 2021	5,927,000	6,492,614
Petrobras International Finance Co., 6.75%, 2041	2,551,000	3,063,705
Petroleos Mexicanos, 4.875%, 2022 (n)	2,900,000	3,091,774
Petroleos Mexicanos, 6.5%, 2041 (n)	5,234,000	6,071,440
VTB Capital S.A., 6%, 2017 (z)	2,156,000	2,194,808

		$43,086,816
Emerging Market Sovereign - 0.3%
Russian Federation, 4.5%, 2022 (n)	$1,000,000	$1,037,500
Russian Federation, 5.625%, 2042 (n)	8,600,000	9,104,820

		$10,142,320
Energy - Independent - 1.9%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,906,214
Anadarko Petroleum Corp., 6.95%, 2019	4,110,000	5,064,671
Apache Corp., 4.75%, 2043	4,733,000	5,043,163
Encana Corp., 5.15%, 2041	6,870,000	6,512,094
EQT Corp., 4.875%, 2021	2,296,000	2,341,580
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 6.875%, 2019 (z)	995,000	1,044,750
Newfield Exploration Co., 6.625%, 2016	3,900,000	3,987,750

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Nexen, Inc., 7.5%, 2039	$4,419,000	$5,413,377
Noble Energy, Inc., 4.15%, 2021	9,910,000	10,368,199
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	8,156,811
Southwestern Energy Co., 7.5%, 2018	6,187,000	7,442,491
Southwestern Energy Co., 4.1%, 2022 (n)	4,484,000	4,474,732

		$61,755,832
Energy - Integrated - 0.3%
BG Energy Capital PLC, 2.875%, 2016 (n)	$6,908,000	$7,235,950
BP Capital Markets PLC, 3.561%, 2021	1,582,000	1,655,519

		$8,891,469
Financial Institutions - 1.0%
CIT Group, Inc., 5.25%, 2018	$300,000	$309,000
CIT Group, Inc., 5.5%, 2019 (n)	3,822,000	3,927,105
General Electric Capital Corp., 4.65%, 2021	6,757,000	7,346,650
Household Finance Corp., 7%, 2012	170,000	170,496
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,354,420
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,476,800
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (z)	1,775,000	1,823,813
SLM Corp., 6.25%, 2016	3,318,000	3,417,540
SLM Corp., 6%, 2017	2,065,000	2,101,138

		$30,926,962
Food & Beverages - 1.4%
Anheuser-Busch InBev S.A., 7.75%, 2019	$9,724,000	$12,865,387
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	187,000	194,234
Kraft Foods, Inc., 6.125%, 2018	2,538,000	3,055,826
Kraft Foods, Inc., 5.375%, 2020	2,316,000	2,712,958
Kraft Foods, Inc., 6.5%, 2040	2,815,000	3,540,020
Molson Coors Brewing Co., 5%, 2042	5,422,000	5,533,433
Pernod-Ricard S.A., 4.25%, 2022 (n)	9,035,000	9,271,744
Tyson Foods, Inc., 6.85%, 2016	8,169,000	9,261,604

		$46,435,206
Forest & Paper Products - 0.3%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$7,582,000	$8,641,622

Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 6%, 2016	$93,000	$104,379
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,598,422
Wyndham Worldwide Corp., 4.25%, 2022	5,675,000	5,708,301

		$9,411,102

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Healthcare Revenue - Hospitals - 0.2%
Kaiser Foundation Hospital, 3.5%, 2022	$7,059,000	$7,234,571

Insurance - 1.5%
American International Group, Inc., 4.875%, 2016	$4,739,000	$5,053,750
American International Group, Inc., 3.8%, 2017	6,986,000	7,215,267
American International Group, Inc., 6.4%, 2020	8,214,000	9,435,085
MetLife, Inc., 5.375%, 2012	300,000	308,723
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	6,580,000	6,845,983
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,570,000	2,775,343
Unum Group, 7.125%, 2016	2,220,000	2,563,569
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,864,106

		$47,061,826
Insurance - Health - 0.6%
CIGNA Corp., 4%, 2022	$9,845,000	$10,164,303
Humana, Inc., 7.2%, 2018	7,618,000	9,199,024

		$19,363,327
Insurance - Property & Casualty - 1.6%
Allied World Assurance, 5.5%, 2020	$3,670,000	$3,810,330
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,734,996
CNA Financial Corp., 5.875%, 2020	6,990,000	7,640,357
Marsh & McLennan Cos., Inc., 4.8%, 2021	7,990,000	8,772,477
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,070,313
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	6,546,825
XL Group PLC, 6.5% to 2017, FRN to 2049	7,039,000	5,859,967
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,356,900
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	432,000	432,540
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,360,900

		$52,585,605
International Market Quasi-Sovereign - 1.1%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,875,000	$3,006,528
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,845,691
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,166,411
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,127,982
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	8,520,000	8,520,000
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,227,840

		$35,894,452

17

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.3%
State of California (Build America Bonds), 7.625%, 2040	$1,360,000	$1,789,352
State of California (Build America Bonds), 7.6%, 2040	6,530,000	8,647,875

		$10,437,227
Machinery & Tools - 0.2%
Case New Holland, Inc., 7.875%, 2017	$6,095,000	$7,100,675

Major Banks - 6.2%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$7,822,000	$7,913,439
Bank of America Corp., 6.5%, 2016	1,460,000	1,596,249
Bank of America Corp., 5.65%, 2018	19,525,000	20,650,187
Bank of America Corp., 5.625%, 2020	2,505,000	2,589,178
Bank of America Corp., 5.875%, 2021	4,930,000	5,157,761
Bank of America Corp., 5%, 2021	4,805,000	4,782,513
Bank of America Corp., 5.7%, 2022	14,287,000	14,998,064
Bank of America Corp., 5.875%, 2042	5,303,000	5,240,700
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	5,702,000	5,680,110
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	4,907,808
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	6,486,402
Goldman Sachs Group, Inc., 5.75%, 2022	8,038,000	8,393,231
HSBC USA, Inc., 4.875%, 2020	5,500,000	5,654,754
ING Bank N.V., 3.75%, 2017 (n)	9,491,000	9,375,618
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	5,236,755
JPMorgan Chase & Co., 4.5%, 2022	6,850,000	7,296,709
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,760,871
JPMorgan Chase Capital XXII, 6.45%, 2087	4,668,000	4,668,000
JPMorgan Chase Capital XXVII, 7%, 2039	1,211,000	1,220,083
Macquarie Bank Ltd., 5%, 2017 (n)	7,564,000	7,691,272
Macquarie Group Ltd., 6.25%, 2021 (n)	5,980,000	6,055,539
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,120,562
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	6,992,247
Morgan Stanley, 5.75%, 2016	7,752,000	8,025,072
Morgan Stanley, 5.5%, 2020	4,790,000	4,710,390
Morgan Stanley, 5.5%, 2021	10,330,000	10,098,970
PNC Funding Corp., 5.625%, 2017	8,496,000	9,470,610
Wachovia Corp., 6.605%, 2025	2,393,000	2,802,114
Wells Fargo & Co., 3.5%, 2022	15,533,000	15,733,096

		$202,308,304
Medical & Health Technology & Services - 0.8%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$6,827,000	$6,949,729
Aristotle Holding, Inc., 3.9%, 2022 (n)	10,049,000	10,341,265

18

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 7.875%, 2020	$6,430,000	$7,137,300

		$24,428,294
Metals & Mining - 1.7%
ArcelorMittal, 9.85%, 2019	$9,246,000	$11,175,705
ArcelorMittal, 6.25%, 2022	2,486,000	2,532,264
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	10,030,000	9,910,472
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	7,636,000	7,228,642
Southern Copper Corp., 6.75%, 2040	8,176,000	9,026,835
Teck Resources Ltd., 10.75%, 2019	2,595,000	3,211,313
Vale Overseas Ltd., 4.375%, 2022	10,450,000	10,706,767

		$53,791,998
Mortgage-Backed - 22.9%
Fannie Mae, 4.86%, 2012 - 2014	$3,417,499	$3,530,273
Fannie Mae, 4.518%, 2013	786,389	795,890
Fannie Mae, 4.553%, 2013	2,079,620	2,110,913
Fannie Mae, 4.845%, 2013	2,450,281	2,511,643
Fannie Mae, 5.37%, 2013	1,077,616	1,096,478
Fannie Mae, 4.61%, 2014	1,413,270	1,494,326
Fannie Mae, 4.62%, 2014 - 2015	4,194,274	4,511,121
Fannie Mae, 4.77%, 2014	1,705,085	1,807,073
Fannie Mae, 4.842%, 2014	3,839,431	4,076,456
Fannie Mae, 5.05%, 2014	1,175,192	1,260,983
Fannie Mae, 5.412%, 2014	2,446,638	2,635,557
Fannie Mae, 4.53%, 2015	1,145,010	1,239,970
Fannie Mae, 4.56%, 2015	22,171	23,815
Fannie Mae, 4.6%, 2015	1,832,495	1,987,356
Fannie Mae, 4.665%, 2015	1,158,540	1,246,764
Fannie Mae, 4.7%, 2015	27,727	30,270
Fannie Mae, 4.78%, 2015	2,521,577	2,744,135
Fannie Mae, 4.815%, 2015	1,814,761	1,968,707
Fannie Mae, 4.85%, 2015	1,397,336	1,505,058
Fannie Mae, 4.87%, 2015	1,176,114	1,274,444
Fannie Mae, 4.89%, 2015	366,582	400,772
Fannie Mae, 4.894%, 2015	2,825,072	3,090,275
Fannie Mae, 4.94%, 2015	2,641,000	2,882,554
Fannie Mae, 5.09%, 2016	2,752,489	3,031,944
Fannie Mae, 5.152%, 2016	614,657	686,689
Fannie Mae, 5.35%, 2016 - 2023	4,536,205	5,117,756
Fannie Mae, 5.395%, 2016	2,363,956	2,642,843
Fannie Mae, 5.424%, 2016	5,070,412	5,735,601

19

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.5%, 2016 - 2038	$53,792,896	$59,025,524
Fannie Mae, 5.725%, 2016	2,118,918	2,413,721
Fannie Mae, 5.93%, 2016	1,229,963	1,381,415
Fannie Mae, 2.71%, 2017	1,535,898	1,616,847
Fannie Mae, 4.99%, 2017	4,377,499	4,720,053
Fannie Mae, 5.28%, 2017	2,637,289	2,956,203
Fannie Mae, 5.482%, 2017	1,230,881	1,411,616
Fannie Mae, 5.54%, 2017	1,464,720	1,645,892
Fannie Mae, 2.578%, 2018	11,000,000	11,402,622
Fannie Mae, 3.84%, 2018	1,434,245	1,571,260
Fannie Mae, 3.849%, 2018	3,770,725	4,146,474
Fannie Mae, 3.99%, 2018	2,450,000	2,701,670
Fannie Mae, 5%, 2018 - 2040	61,589,493	67,062,188
Fannie Mae, 2.43%, 2019	1,984,000	2,050,362
Fannie Mae, 5.18%, 2019	533,918	608,261
Fannie Mae, 4.88%, 2020	704,399	787,611
Fannie Mae, 5.19%, 2020	2,884,332	3,276,198
Fannie Mae, 4.5%, 2025	2,851,194	3,063,489
Fannie Mae, 3%, 2027	6,988,076	7,306,980
Fannie Mae, 6.5%, 2031 - 2033	479,519	550,548
Fannie Mae, 4.5%, 2034 - 2040	16,011,476	17,249,559
Fannie Mae, 6%, 2034 - 2038	35,907,313	40,022,160
Fannie Mae, 3.5%, 2041 - 2042	20,778,940	21,632,272
Freddie Mac, 1.655%, 2016	6,270,432	6,371,148
Freddie Mac, 3.882%, 2017	8,787,000	9,712,306
Freddie Mac, 5%, 2017 - 2040	21,568,071	23,466,570
Freddie Mac, 5.5%, 2017 - 2038	23,120,469	25,373,666
Freddie Mac, 2.303%, 2018	2,159,711	2,211,065
Freddie Mac, 2.323%, 2018	5,437,000	5,568,293
Freddie Mac, 2.412%, 2018 (n)	4,630,000	4,769,270
Freddie Mac, 3.154%, 2018	3,479,000	3,724,576
Freddie Mac, 3.32%, 2020	2,901,694	3,129,996
Freddie Mac, 4.251%, 2020	4,741,000	5,344,624
Freddie Mac, 4%, 2025 - 2040	44,655,760	47,213,461
Freddie Mac, 4.5%, 2025 - 2041	5,282,868	5,653,892
Freddie Mac, 3.5%, 2027 - 2042	16,768,113	17,482,857
Freddie Mac, 6%, 2033 - 2038	8,649,665	9,647,468
Freddie Mac, TBA, 4.5%, 2042	88,799,000	94,681,934
Ginnie Mae, 6%, 2034 - 2038	9,078,341	10,292,822
Ginnie Mae, 5.5%, 2038 - 2042	13,714,677	15,311,529
Ginnie Mae, 4.5%, 2039 - 2041	80,995,630	89,241,906
Ginnie Mae, 3.5%, 2040 - 2042	23,005,867	24,286,029

20

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4%, 2040	$18,757,704	$20,355,406

		$743,881,409
Natural Gas - Pipeline - 1.2%
Energy Transfer Partners LP, 4.65%, 2021	$8,511,000	$8,807,089
Energy Transfer Partners LP, 5.2%, 2022	1,660,000	1,769,386
Enterprise Products Operating LP, 5.65%, 2013	1,802,000	1,875,765
Enterprise Products Operating LP, 4.05%, 2022	4,961,000	5,242,085
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	3,043,732
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	8,397,428
Spectra Energy Capital LLC, 8%, 2019	8,284,000	10,664,184

		$39,799,669
Network & Telecom - 1.1%
AT&T, Inc., 5.35%, 2040	$7,380,000	$8,066,318
AT&T, Inc., 5.55%, 2041	2,259,000	2,578,694
Centurylink, Inc., 6.45%, 2021	10,466,000	10,892,741
Centurylink, Inc., 7.65%, 2042	4,930,000	4,676,105
Telecom Italia Capital, 7.175%, 2019	2,870,000	3,006,325
Telefonica Emisiones S.A.U., 5.134%, 2020	6,290,000	5,829,679

		$35,049,862
Oil Services - 0.3%
Transocean, Inc., 6%, 2018	$2,610,000	$2,920,778
Transocean, Inc., 6.5%, 2020	6,453,000	7,410,787

		$10,331,565
Oils - 0.1%
Phillips 66, 4.3%, 2022 (n)	$4,533,000	$4,727,964

Other Banks & Diversified Financials - 3.5%
Banco Bradesco S.A., 5.75%, 2022 (n)	$3,377,000	$3,432,721
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	7,100,000	6,811,754
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,395,574
Capital One Financial Corp., 8.8%, 2019	3,520,000	4,445,412
Citigroup, Inc., 4.45%, 2017	4,631,000	4,837,556
Citigroup, Inc., 6.125%, 2018	11,130,000	12,354,445
Citigroup, Inc., 8.5%, 2019	8,594,000	10,677,865
Discover Bank, 7%, 2020	9,837,000	11,440,087
Fifth Third Bancorp, 3.5%, 2022	4,075,000	4,079,906
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,404,000	5,672,741
HSBC Holdings PLC, 4%, 2022	7,694,000	7,816,673
Lloyds TSB Bank PLC, 4.2%, 2017	10,287,000	10,436,501

21

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Santander Holdings USA, Inc., 4.625%, 2016	$3,739,000	$3,726,097
Santander UK PLC, 8.963% to 2030, FRN to 2049	6,715,000	6,715,000
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,796,260
Svenska Handelsbanken AB, 2.875%, 2017	3,371,000	3,427,410
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	6,072,900

		$113,138,902
Pharmaceuticals - 0.6%
Celgene Corp., 2.45%, 2015	$7,103,000	$7,286,030
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	10,300,000	10,673,437

		$17,959,467
Pollution Control - 0.3%
Allied Waste North America, Inc., 6.875%, 2017	$9,660,000	$10,034,325

Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 3%, 2019	$704,000	$703,118

Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$1,366,000	$1,436,305

Real Estate - 1.9%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$4,863,000	$4,883,381
Boston Properties LP, REIT, 3.7%, 2018	5,442,000	5,662,831
HCP, Inc., REIT, 3.75%, 2019	4,862,000	4,899,612
HCP, Inc., REIT, 5.375%, 2021	4,940,000	5,442,492
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	10,092,946
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,916,316
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,470,634
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,048,946
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,371,598
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	8,143,911

		$61,932,667
Retailers - 1.1%
Gap, Inc., 5.95%, 2021	$7,484,000	$7,737,753
Home Depot, Inc., 5.95%, 2041	3,217,000	3,955,675
Kohl’s Corp., 4%, 2021	6,465,000	6,815,319
Lowe’s Cos., Inc., 4.65%, 2042	6,847,000	6,936,278
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,551,662

		$34,996,687

22

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.1%
Ecolab, Inc., 5.5%, 2041	$3,854,000	$4,426,007

Specialty Stores - 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$6,047,000	$6,869,017

Telecommunications - Wireless - 0.8%
American Tower Corp., 4.5%, 2018	$12,073,000	$12,748,303
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,295,285
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,691,285

		$24,734,873
Telephone Services - 0.2%
Oi S.A., 5.75%, 2022 (n)	$7,035,000	$7,210,875

Tobacco - 0.7%
Lorillard Tobacco Co., 8.125%, 2019	$7,936,000	$9,886,677
Lorillard Tobacco Co., 7%, 2041	1,356,000	1,495,758
Reynolds American, Inc., 7.25%, 2012	125,000	125,576
Reynolds American, Inc., 6.75%, 2017	10,032,000	12,034,939

		$23,542,950
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2017 (n)	$3,043,000	$3,062,162
Erac USA Finance Co., 7%, 2037 (n)	9,010,000	10,493,424

		$13,555,586
U.S. Government Agencies and Equivalents - 4.4%
Bank of America Corp., FRN, 0.854%, 2012 (m)	$11,928,000	$11,939,928
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	2,332,000	2,329,575
General Electric Capital Corp., FRN, 0.473%, 2012 (m)	15,378,000	15,378,846
JPMorgan Chase & Co., FRN, 0.723%, 2012 (m)	30,444,000	30,557,039
Morgan Stanley, FRN, 0.824%, 2012 (m)	31,178,000	31,208,056
National Credit Union Administration Guaranteed Note, 2.9%, 2020	5,600,000	5,947,166
Small Business Administration, 5.94%, 2016	274,652	292,123
Small Business Administration, 5.37%, 2016	317,965	337,256
Small Business Administration, 6.35%, 2021	13,471	14,970
Small Business Administration, 6.34%, 2021	20,404	22,566
Small Business Administration, 6.44%, 2021	21,629	23,986
Small Business Administration, 5.34%, 2021	141,097	154,290
Small Business Administration, 6.07%, 2022	83,777	93,042
Small Business Administration, 4.35%, 2023	824,648	893,615

23

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.98%, 2023	$1,289,958	$1,415,873
Small Business Administration, 4.89%, 2023	1,113,888	1,221,414
Small Business Administration, 4.93%, 2024	1,467,699	1,629,067
Small Business Administration, 4.34%, 2024	1,312,424	1,426,036
Small Business Administration, 5.18%, 2024	1,361,581	1,503,771
Small Business Administration, 5.52%, 2024	1,644,574	1,850,267
Small Business Administration, 5.19%, 2024	1,746,565	1,932,712
Small Business Administration, 4.86%, 2024	1,104,766	1,219,262
Small Business Administration, 4.57%, 2025	1,937,703	2,128,324
Small Business Administration, 4.76%, 2025	5,543,658	6,165,900
Small Business Administration, 5.39%, 2025	607,960	686,534
Small Business Administration, 5.35%, 2026	3,367,879	3,779,833
Small Business Administration, 3.25%, 2030	4,625,153	4,878,658
Small Business Administration, 2.85%, 2031	6,906,094	7,093,894
Wells Fargo & Co., FRN, 0.694%, 2012 (m)	7,795,000	7,800,082

		$143,924,085
U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds, 6.25%, 2023	$4,506,000	$6,399,926
U.S. Treasury Bonds, 6%, 2026	840,000	1,195,031
U.S. Treasury Bonds, 5.25%, 2029	3,347,000	4,544,075
U.S. Treasury Bonds, 4.5%, 2036	1,967,000	2,499,319
U.S. Treasury Bonds, 5%, 2037	9,893,000	13,503,945
U.S. Treasury Bonds, 4.5%, 2039	92,369,100	118,015,935
U.S. Treasury Notes, 1.375%, 2012	78,512,000	78,548,822
U.S. Treasury Notes, 1.375%, 2013	185,163,000	187,057,958
U.S. Treasury Notes, 3.125%, 2013	26,584,000	27,666,049
U.S. Treasury Notes, 1.875%, 2014	41,365,000	42,578,484
U.S. Treasury Notes, 1.875%, 2014	542,000	559,149
U.S. Treasury Notes, 2.125%, 2015	12,228,000	12,866,155
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,494,675
U.S. Treasury Notes, 3.75%, 2018	10,464,000	12,169,308
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,584,171
U.S. Treasury Notes, TIPS, 2%, 2014	5,369,535	5,699,676
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,665,810	6,155,811
U.S. Treasury Notes, TIPS, 2%, 2016	10,036,688	11,345,381

		$547,883,870
Utilities - Electric Power - 2.0%
CenterPoint Energy, Inc., 5.95%, 2017	$3,300,000	$3,772,699
Constellation Energy Group, Inc., 5.15%, 2020	3,366,000	3,730,965
Duke Energy Corp., 5.05%, 2019	6,505,000	7,503,374
EDP Finance B.V., 6%, 2018 (n)	5,260,000	4,652,701

24

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Enel Finance International S.A., 6%, 2039 (n)	$5,000,000	$4,229,210
Exelon Corp., 4.9%, 2015	8,028,000	8,784,470
FirstEnergy Solutions Corp., 6.8%, 2039	6,237,000	6,893,999
Pacific Gas & Electric Co., 4.45%, 2042	2,420,000	2,460,663
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	9,874,819
Progress Energy, Inc., 3.15%, 2022	3,682,000	3,677,173
System Energy Resources, Inc., 5.129%, 2014 (z)	259,953	259,387
TECO Energy, Inc., 5.15%, 2020	7,160,000	8,115,967

		$63,955,427
Total Bonds (Identified Cost, $3,048,993,820)		$3,151,591,110

Money Market Funds - 5.2%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	169,298,396	$169,298,396
Total Investments (Identified Cost, $3,218,292,216)		$3,320,889,506

Other Assets, Less Liabilities - (2.4)%		(78,375,202)
Net Assets - 100.0%		$3,242,514,304

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $421,005,901 representing 13.0% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

25

Portfolio of Investments – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.038%, 2045	9/21/04-3/01/12	$1,667,830	$1,836
ARCap REIT, Inc., CDO, “F”, FRN, 6.038%, 2045	12/07/06	4,233,273	8,298
Anthracite Ltd., “A”, CDO, FRN, 0.6%, 2019	1/15/10-3/25/11	6,004,372	6,689,485
Anthracite Ltd., “BFL”, CDO, FRN, 1.24%, 2037	12/09/10	4,585,768	4,717,860
Anthracite Ltd., “CFL”, CDO, FRN, 1.49%, 2037	3/03/11	1,059,787	988,046
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-4/01/12	5,152,226	268,320
Anthracite Ltd., CDO, FRN, 1.09%, 2037	2/24/10-3/03/11	8,278,477	8,559,087
Bayview Commercial Asset Trust, FRN, 0.549%, 2035	6/09/05	623,283	414,745
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	1,622,633	225,994
Bayview Commercial Asset Trust, FRN, 2.822%, 2036	2/28/06	1,344,225	321,852
Bayview Commercial Asset Trust, FRN, 0.509%, 2036	2/23/06	482,076	327,874
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06-5/29/09	1,141,615	436,173
Bayview Commercial Asset Trust, FRN, 3.927%, 2036	9/11/06	3,068,187	1,058,301
Bayview Commercial Asset Trust, FRN, 5.262%, 2036	10/25/06	1,563,597	598,000
Bayview Commercial Asset Trust, FRN, 4.08%, 2037	1/26/07-5/29/09	2,033,348	1,613,588
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036	3/29/06	948,434	253,457
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.839%, 2040	3/01/06	3,387,305	1,891,882
Brascan Real Estate, CDO, FRN, 2.066%, 2040	9/14/04	293,721	205,605
CNOOC Finance (2012) Ltd., 5%, 2042	4/25/12	852,849	865,754
CNPC General Capital Ltd., 3.95%, 2022	4/12/12	199,755	201,392
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	6,473,920	6,861,974
Commercial Mortgage Asset Trust, FRN, 0.972%, 2032	8/25/03-4/09/12	117,111	127,291
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	3,713,578	3,723,848
Crest G-Star, CDO, 6.95%, 2032	9/13/05-3/25/11	7,824,390	7,031,250
Crest Ltd., “A1” CDO, FRN, 0.953%, 2018	1/21/10-3/04/10	4,603,958	5,192,237
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	1,482,519	1,682,443
Crest Ltd., “B”, CDO, FRN, 1.816%, 2035	1/12/10	1,138,397	1,342,794

26

Portfolio of Investments – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 6.875%, 2019	4/10/12	$995,000	$1,044,750
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,818,938	3,845,691
Falcon Franchise Loan LLC, FRN, 5.668%, 2023	1/18/02-3/23/11	7,727	15,872
Falcon Franchise Loan LLC, FRN, 5.241%, 2025	1/29/03-3/23/11	229,087	406,784
First Union National Bank Commercial Mortgage, FRN, 1.802%, 2043	12/11/03-4/09/12	2,217	2,965
Gramercy Real Estate Ltd., CDO, FRN, 0.786%, 2035	6/21/05-1/18/07	774,783	674,043
KKR Financial CLO Ltd., “A1”, FRN, 0.736%, 2017	4/11/11	2,170,936	2,207,202
LyondellBasell Industries N.V., 5.75%, 2024	3/26/12	6,990,000	7,217,175
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10-3/25/11	4,901,496	5,146,020
Morgan Stanley Capital I, Inc., FRN, 1.339%, 2031	6/10/03	22,571	10,427
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,934,237	5,127,982
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	4/20/12	1,775,000	1,823,813
Preferred Term Securities XIX Ltd., CDO, FRN, 0.824%, 2035	9/08/05-3/28/11	7,692,901	4,307,613
Salomon Brothers Mortgage Securities, Inc., FRN, 7.373%, 2032	1/07/05	3,673,536	3,323,444
Smart Trust, “A2B”, FRN, 0.988%, 2013	3/10/11	839,966	839,966
Smart Trust, “A2B”, FRN, 0.79%, 2014	3/07/12	10,638,000	10,639,213
System Energy Resources, Inc., 5.129%, 2014	4/16/04	259,953	259,387
VTB Capital S.A., 6%, 2017	4/04/12	2,156,000	2,194,808
Total Restricted Securities			$104,696,541
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See Notes to Financial Statements

27

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,048,993,820)	$3,151,591,110
Underlying affiliated funds, at cost and value	169,298,396
Total investments, at value (identified cost, $3,218,292,216)	$3,320,889,506
Cash	2,188,606
Receivables for
Investments sold	5,994,922
Fund shares sold	10,297,978
Interest	25,544,940
Other assets	18,418
Total assets	$3,364,934,370
Liabilities
Payables for
Distributions	$3,176,363
Investments purchased	20,422,435
TBA purchase commitments	93,759,257
Fund shares reacquired	3,536,677
Payable to affiliates
Investment adviser	181,635
Shareholder servicing costs	995,404
Distribution and service fees	50,866
Program manager fees	44
Payable for independent Trustees’ compensation	37
Accrued expenses and other liabilities	297,348
Total liabilities	$122,420,066
Net assets	$3,242,514,304
Net assets consist of
Paid-in capital	$3,174,933,501
Unrealized appreciation (depreciation) on investments	102,597,290
Accumulated net realized gain (loss) on investments	(33,862,959)
Accumulated distributions in excess of net investment income	(1,153,528)
Net assets	$3,242,514,304
Shares of beneficial interest outstanding	298,943,140

28

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,009,129,979	93,059,417	$10.84
Class B	43,938,714	4,046,711	10.86
Class C	153,897,895	14,173,824	10.86
Class I	1,883,416,171	173,630,057	10.85
Class W	8,216,863	757,388	10.85
Class R1	3,117,423	287,001	10.86
Class R2	45,432,535	4,192,745	10.84
Class R3	41,177,010	3,798,348	10.84
Class R4	46,208,673	4,261,483	10.84
Class 529A	3,933,534	363,499	10.82
Class 529B	428,372	39,444	10.86
Class 529C	3,617,135	333,223	10.85

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.38 [100 / 95.25 x $10.84] and $11.36 [100 / 95.25 x $10.82], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

29

Financial Statements

STATEMENT OF OPERATIONS

Year ended 4/30/12

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$117,632,337
Dividends from underlying affiliated funds	58,248
Total investment income	$117,690,585
Expenses
Management fee	$14,434,017
Distribution and service fees	4,586,674
Program manager fees	6,597
Shareholder servicing costs	3,185,357
Administrative services fee	440,024
Independent Trustees’ compensation	53,192
Custodian fee	263,543
Shareholder communications	420,089
Audit and tax fees	67,994
Legal fees	39,428
Miscellaneous	369,832
Total expenses	$23,866,747
Reduction of expenses by investment adviser and distributor	(993,472)
Net expenses	$22,873,275
Net investment income	$94,817,310
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investment transactions (identified cost basis)	$55,720,688
Change in unrealized appreciation (depreciation) on investments	$32,462,149
Net realized and unrealized gain (loss) on investments	$88,182,837
Change in net assets from operations	$183,000,147

See Notes to Financial Statements

30

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 4/30
	2012	2011
Change in net assets
From operations
Net investment income	$94,817,310	$94,308,298
Net realized gain (loss) on investments	55,720,688	55,865,417
Net unrealized gain (loss) on investments	32,462,149	14,148,934
Change in net assets from operations	$183,000,147	$164,322,649
Distributions declared to shareholders
From net investment income	$(107,567,289)	$(99,989,386)
Change in net assets from fund share transactions	$502,803,491	$86,427,900
Total change in net assets	$578,236,349	$150,761,163
Net assets
At beginning of period	2,664,277,955	2,513,516,792
At end of period (including accumulated distributions in excess of net investment income of $1,153,528 and undistributed net investment income of $353,733, respectively)	$3,242,514,304	$2,664,277,955

See Notes to Financial Statements

31

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.57	$10.30	$8.99	$9.78	$10.04
Income (loss) from investment operations
Net investment income (d)	$0.35	$0.39	$0.44	$0.48	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.29	1.35	(0.74)	(0.24)
Total from investment operations	$0.67	$0.68	$1.79	$(0.26)	$0.25
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.41)	$(0.48)	$(0.53)	$(0.51)
Net asset value, end of period (x)	$10.84	$10.57	$10.30	$8.99	$9.78
Total return (%) (r)(s)(t)(x)	6.42	6.73	20.30	(2.54)	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	0.91	0.92	1.03	1.02
Expenses after expense reductions (f)	0.82	0.81	0.79	0.64	0.62
Net investment income	3.27	3.72	4.45	5.27	4.94
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$1,009,130	$900,575	$918,742	$799,077	$1,137,796

See Notes to Financial Statements

32

Financial Highlights – continued

Class B	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.58	$10.31	$9.00	$9.80	$10.06
Income (loss) from investment operations
Net investment income (d)	$0.27	$0.30	$0.36	$0.41	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.30	1.36	(0.75)	(0.24)
Total from investment operations	$0.59	$0.60	$1.72	$(0.34)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.33)	$(0.41)	$(0.46)	$(0.43)
Net asset value, end of period (x)	$10.86	$10.58	$10.31	$9.00	$9.80
Total return (%) (r)(s)(t)(x)	5.70	5.88	19.34	(3.41)	1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.66	1.65	1.64	1.63
Expenses after expense reductions (f)	1.60	1.61	1.58	1.44	1.43
Net investment income	2.48	2.91	3.66	4.47	4.11
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$43,939	$41,493	$45,472	$45,473	$60,335

Class C	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.58	$10.31	$9.00	$9.80	$10.05
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.30	$0.35	$0.40	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.33	0.29	1.36	(0.75)	(0.22)
Total from investment operations	$0.59	$0.59	$1.71	$(0.35)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.32)	$(0.40)	$(0.45)	$(0.43)
Net asset value, end of period (x)	$10.86	$10.58	$10.31	$9.00	$9.80
Total return (%) (r)(s)(t)(x)	5.62	5.83	19.28	(3.45)	1.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.66	1.66	1.69	1.67
Expenses after expense reductions (f)	1.67	1.66	1.64	1.49	1.47
Net investment income	2.41	2.86	3.51	4.43	4.08
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$153,898	$135,007	$141,966	$83,990	$83,506

See Notes to Financial Statements

33

Financial Highlights – continued

Class I	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.57	$10.30	$8.99	$9.78	$10.04
Income (loss) from investment operations
Net investment income (d)	$0.37	$0.40	$0.45	$0.50	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.30	1.36	(0.75)	(0.23)
Total from investment operations	$0.69	$0.70	$1.81	$(0.25)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.43)	$(0.50)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$10.85	$10.57	$10.30	$8.99	$9.78
Total return (%) (r)(s)(x)	6.68	6.89	20.47	(2.39)	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.66	0.67	0.69	0.67
Expenses after expense reductions (f)	0.67	0.66	0.64	0.49	0.47
Net investment income	3.41	3.87	4.54	5.43	5.09
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$1,883,416	$1,470,218	$1,291,881	$825,529	$1,301,075

Class W	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.57	$10.30	$8.99	$9.78	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.35	$0.40	$0.45	$0.49	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.33	0.29	1.35	(0.74)	(0.22)
Total from investment operations	$0.68	$0.69	$1.80	$(0.25)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.42)	$(0.49)	$(0.54)	$(0.52)
Net asset value, end of period (x)	$10.85	$10.57	$10.30	$8.99	$9.78
Total return (%) (r)(s)(x)	6.57	6.78	20.36	(2.49)	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.76	0.77	0.79	0.77
Expenses after expense reductions (f)	0.77	0.76	0.73	0.59	0.57
Net investment income	3.30	3.78	4.56	5.34	4.92
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$8,217	$5,643	$9,582	$16,151	$14,321

See Notes to Financial Statements

34

Financial Highlights – continued

Class R1	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.59	$10.31	$9.00	$9.80	$10.06
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.30	$0.36	$0.41	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.30	1.35	(0.76)	(0.24)
Total from investment operations	$0.58	$0.60	$1.71	$(0.35)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.32)	$(0.40)	$(0.45)	$(0.42)
Net asset value, end of period (x)	$10.86	$10.59	$10.31	$9.00	$9.80
Total return (%) (r)(s)(x)	5.52	5.93	19.28	(3.45)	1.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.66	1.67	1.69	1.75
Expenses after expense reductions (f)	1.67	1.66	1.64	1.49	1.56
Net investment income	2.42	2.86	3.61	4.44	3.99
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$3,117	$2,969	$2,985	$2,998	$2,891

Class R2	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.56	$10.29	$8.98	$9.77	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.31	$0.35	$0.40	$0.45	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.33	0.30	1.36	(0.74)	(0.23)
Total from investment operations	$0.64	$0.65	$1.76	$(0.29)	$0.21
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.38)	$(0.45)	$(0.50)	$(0.47)
Net asset value, end of period (x)	$10.84	$10.56	$10.29	$8.98	$9.77
Total return (%) (r)(s)(x)	6.15	6.36	19.90	(2.88)	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	1.16	1.17	1.19	1.27
Expenses after expense reductions (f)	1.17	1.16	1.14	0.99	1.07
Net investment income	2.93	3.37	4.08	4.94	4.49
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$45,433	$41,076	$41,092	$33,055	$42,613

See Notes to Financial Statements

35

Financial Highlights – continued

Class R3	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.57	$10.29	$8.98	$9.77	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.34	$0.38	$0.43	$0.47	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.30	1.35	(0.74)	(0.24)
Total from investment operations	$0.66	$0.68	$1.78	$(0.27)	$0.23
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.40)	$(0.47)	$(0.52)	$(0.49)
Net asset value, end of period (x)	$10.84	$10.57	$10.29	$8.98	$9.77
Total return (%) (r)(s)(x)	6.32	6.73	20.20	(2.64)	2.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	0.91	0.92	0.94	1.01
Expenses after expense reductions (f)	0.92	0.91	0.89	0.74	0.82
Net investment income	3.16	3.62	4.35	5.18	4.74
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$41,177	$29,493	$31,165	$26,213	$38,851

Class R4	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.57	$10.30	$8.98	$9.78	$10.04
Income (loss) from investment operations
Net investment income (d)	$0.36	$0.40	$0.45	$0.50	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.30	1.37	(0.76)	(0.23)
Total from investment operations	$0.68	$0.70	$1.82	$(0.26)	$0.26
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.43)	$(0.50)	$(0.54)	$(0.52)
Net asset value, end of period (x)	$10.84	$10.57	$10.30	$8.98	$9.78
Total return (%) (r)(s)(x)	6.58	6.89	20.61	(2.50)	2.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.66	0.67	0.69	0.73
Expenses after expense reductions (f)	0.67	0.66	0.64	0.49	0.54
Net investment income	3.40	3.87	4.53	5.44	5.02
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$46,209	$32,336	$26,315	$17,583	$14,182
See Notes to Financial Statements

36

Financial Highlights – continued

Class 529A	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.55	$10.27	$8.96	$9.75	$10.01
Income (loss) from investment operations
Net investment income (d)	$0.34	$0.38	$0.43	$0.47	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.30	1.35	(0.75)	(0.23)
Total from investment operations	$0.66	$0.68	$1.78	$(0.28)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.40)	$(0.47)	$(0.51)	$(0.48)
Net asset value, end of period (x)	$10.82	$10.55	$10.27	$8.96	$9.75
Total return (%) (r)(s)(t)(x)	6.37	6.73	20.23	(2.74)	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.02	1.02	1.13	1.26
Expenses after expense reductions (f)	0.88	0.92	0.89	0.83	0.96
Net investment income	3.21	3.63	4.31	5.14	4.61
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$3,934	$2,593	$2,066	$1,289	$1,170

Class 529B	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.59	$10.31	$9.00	$9.80	$10.06
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.29	$0.34	$0.40	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.31	0.30	1.36	(0.76)	(0.23)
Total from investment operations	$0.57	$0.59	$1.70	$(0.36)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.31)	$(0.39)	$(0.44)	$(0.41)
Net asset value, end of period (x)	$10.86	$10.59	$10.31	$9.00	$9.80
Total return (%) (r)(s)(t)(x)	5.46	5.82	19.17	(3.55)	1.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	1.76	1.77	1.79	1.91
Expenses after expense reductions (f)	1.73	1.76	1.74	1.59	1.71
Net investment income	2.39	2.76	3.47	4.34	3.84
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$428	$590	$700	$478	$397

See Notes to Financial Statements

37

Financial Highlights – continued

Class 529C	Years ended 4/30
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.58	$10.31	$8.99	$9.79	$10.05
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.29	$0.34	$0.40	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.32	0.29	1.37	(0.76)	(0.22)
Total from investment operations	$0.57	$0.58	$1.71	$(0.36)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.31)	$(0.39)	$(0.44)	$(0.41)
Net asset value, end of period (x)	$10.85	$10.58	$10.31	$8.99	$9.79
Total return (%) (r)(s)(t)(x)	5.47	5.72	19.30	(3.56)	1.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	1.76	1.77	1.79	1.91
Expenses after expense reductions (f)	1.73	1.76	1.74	1.59	1.71
Net investment income	2.34	2.77	3.46	4.34	3.82
Portfolio turnover	59	67	90	75	96
Net assets at end of period (000 omitted)	$3,617	$2,284	$1,550	$1,215	$1,208

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

38

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally

39

Notes to Financial Statements – continued

valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

40

Notes to Financial Statements – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$691,807,955	$—	$691,807,955
Non-U.S. Sovereign Debt	—	89,123,588	—	89,123,588
Municipal Bonds	—	7,234,571	—	7,234,571
Corporate Bonds	—	1,030,350,117	—	1,030,350,117
Residential Mortgage-Backed Securities	—	761,519,217	—	761,519,217
Commercial Mortgage-Backed Securities	—	162,075,787	—	162,075,787
Asset-Backed Securities (including CDOs)	—	117,402,568	—	117,402,568
Foreign Bonds	—	292,077,307	—	292,077,307
Mutual Funds	169,298,396	—	—	169,298,396
Total Investments	$169,298,396	$3,151,591,110	$—	$3,320,889,506

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par

41

Notes to Financial Statements – continued

value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund.

42

Notes to Financial Statements – continued

Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the year ended April 30, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

43

Notes to Financial Statements – continued

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	4/30/12	4/30/11
Ordinary income (including any short-term capital gains)	$107,567,289	$99,989,386

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$3,229,541,207
Gross appreciation	141,533,542
Gross depreciation	(50,185,243)
Net unrealized appreciation (depreciation)	$91,348,299
Undistributed ordinary income	8,491,453
Capital loss carryforwards	(22,048,970)
Other temporary differences	(10,209,979)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
4/30/17	$(19,087,062)
4/30/18	(2,961,908)
Total	$(22,048,970)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The

44

Notes to Financial Statements – continued

fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 4/30/12	Year ended 4/30/11
Class A	$35,151,181	$36,855,931
Class B	1,220,736	1,419,120
Class C	4,053,197	4,553,853
Class I	62,426,486	52,438,320
Class W	254,845	473,518
Class R1	84,454	97,132
Class R2	1,453,300	1,535,356
Class R3	1,197,900	1,201,604
Class R4	1,513,844	1,239,739
Class 529A	116,119	93,685
Class 529B	14,185	21,361
Class 529C	81,042	59,767
Total	$107,567,289	$99,989,386

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $790,003 and $4,135 for the year ended April 30, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

45

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$2,372,964
Class B	0.75%	0.25%	1.00%	0.94%	416,250
Class C	0.75%	0.25%	1.00%	1.00%	1,419,363
Class W	0.10%	—	0.10%	0.10%	6,809
Class R1	0.75%	0.25%	1.00%	1.00%	29,541
Class R2	0.25%	0.25%	0.50%	0.50%	216,520
Class R3	—	0.25%	0.25%	0.25%	83,177
Class 529A	—	0.25%	0.25%	0.15%	7,973
Class 529B	0.75%	0.25%	1.00%	1.00%	5,048
Class 529C	0.75%	0.25%	1.00%	1.00%	29,029
Total Distribution and Service Fees					$4,586,674

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2012 based on each class’ average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2012, this waiver amounted to $952,365 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. For the year ended April 30, 2012, this waiver amounted to $27,016 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2013.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2012, were as follows:

Amount
Class A	$3,919
Class B	85,827
Class C	19,475
Class 529B	138
Class 529C	36

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs

46

Notes to Financial Statements – continued

through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until August 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the year ended April 30, 2012, this waiver amounted to $2,836 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended April 30, 2012 was equivalent to an annual effective rate of 0.06% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended April 30, 2012, were as follows:

	Fee	Waiver
Class 529A	$3,189	$1,374
Class 529B	505	204
Class 529C	2,903	1,258
Total Program Manager Fees and Waivers	$6,597	$2,836

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended April 30, 2012, the fee was $436,135, which equated to 0.0151% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,935,219.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended April 30, 2012,

47

Notes to Financial Statements – continued

these costs for the fund amounted to $814,003 and are reflected in the shareholder servicing costs on the Statement of Operations. Effective June 1, 2012, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2012 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $25,083 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $11,255, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

48

Notes to Financial Statements – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,234,705,799	$976,445,924
Investments (non-U.S. Government securities)	$831,655,257	$686,520,492

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	29,805,685	$318,801,031	26,414,730	$275,995,242
Class B	1,351,241	14,468,582	1,268,884	13,281,207
Class C	4,239,241	45,422,586	3,962,754	41,459,920
Class I	57,005,973	610,152,244	47,802,010	500,141,351
Class W	753,591	8,090,292	1,041,285	10,911,605
Class R1	93,689	1,005,989	190,041	1,991,291
Class R2	1,080,992	11,560,836	1,247,263	13,033,541
Class R3	1,492,259	15,995,493	1,044,670	10,916,879
Class R4	1,949,761	20,814,101	1,045,325	10,901,236
Class 529A	139,420	1,489,889	84,632	882,350
Class 529B	5,522	59,291	10,776	112,074
Class 529C	156,778	1,680,692	113,194	1,186,158
	98,074,152	$1,049,541,026	84,225,564	$880,812,854
Shares issued to shareholders in reinvestment of distributions
Class A	2,635,512	$28,209,626	2,586,662	$27,110,590
Class B	85,589	917,321	96,701	1,014,807
Class C	204,808	2,195,172	231,840	2,433,312
Class I	3,076,192	32,949,318	2,641,306	27,681,605
Class W	22,222	238,079	42,081	441,446
Class R1	7,862	84,272	9,080	95,331
Class R2	131,151	1,402,810	142,103	1,488,455
Class R3	111,900	1,197,603	114,322	1,197,915
Class R4	141,188	1,512,041	117,450	1,231,295
Class 529A	10,836	115,798	8,913	93,265
Class 529B	1,304	13,964	2,016	21,160
Class 529C	7,546	80,897	5,676	59,576
	6,436,110	$68,916,901	5,998,150	$62,868,757

49

Notes to Financial Statements – continued

	Year ended 4/30/12		Year ended 4/30/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(24,595,046)	$(262,864,145)	(33,013,414)	$(345,147,302)
Class B	(1,310,422)	(14,017,504)	(1,854,384)	(19,410,844)
Class C	(3,027,051)	(32,398,531)	(5,204,693)	(54,547,639)
Class I	(25,519,695)	(272,759,954)	(36,789,592)	(382,077,519)
Class W	(552,181)	(5,890,270)	(1,479,799)	(15,488,445)
Class R1	(94,953)	(1,016,426)	(208,097)	(2,174,666)
Class R2	(908,846)	(9,711,580)	(1,493,557)	(15,617,866)
Class R3	(596,706)	(6,380,403)	(1,395,628)	(14,576,989)
Class R4	(889,377)	(9,517,399)	(658,729)	(6,882,284)
Class 529A	(32,588)	(347,903)	(48,789)	(511,030)
Class 529B	(23,137)	(247,116)	(24,922)	(261,381)
Class 529C	(47,043)	(503,205)	(53,350)	(557,746)
	(57,597,045)	$(615,654,436)	(82,224,954)	$(857,253,711)
Net change
Class A	7,846,151	$84,146,512	(4,012,022)	$(42,041,470)
Class B	126,408	1,368,399	(488,799)	(5,114,830)
Class C	1,416,998	15,219,227	(1,010,099)	(10,654,407)
Class I	34,562,470	370,341,608	13,653,724	145,745,437
Class W	223,632	2,438,101	(396,433)	(4,135,394)
Class R1	6,598	73,835	(8,976)	(88,044)
Class R2	303,297	3,252,066	(104,191)	(1,095,870)
Class R3	1,007,453	10,812,693	(236,636)	(2,462,195)
Class R4	1,201,572	12,808,743	504,046	5,250,247
Class 529A	117,668	1,257,784	44,756	464,585
Class 529B	(16,311)	(173,861)	(12,130)	(128,147)
Class 529C	117,281	1,258,384	65,520	687,988
	46,913,217	$502,803,491	7,998,760	$86,427,900

On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirement Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 13%, 10%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares

50

Notes to Financial Statements – continued

of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2012, the fund’s commitment fee and interest expense were $19,449 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,563,540	1,316,280,407	(1,197,545,551)	169,298,396

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58,248	$169,298,396

51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Research Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Bond Fund (one of the portfolios comprising MFS Series Trust IX) (the “Fund”) as of April 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research Bond Fund as of April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 18, 2012

52

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 69)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A

53

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
William R. Gutow (age 70)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor; The Hanover Insurance Group, Inc., Vice President and Chief Investment Officer (until 2006); Allmerica Investment Trust, Allmerica Securities Trust and Opus Investment Trust (investment companies), Chairman, President and Trustee (until 2006)	N/A
J. Dale Sherratt (age 73)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 54)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A

54

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 43)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 43)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 36)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008); Liberty Mutual Group (insurance), Personal Market Assistant Controller (April 2006 – October 2006); Deloitte & Touche LLP (professional services firm).	N/A

55

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Ellen Moynihan (k) (age 54)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 41)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 51)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.

56

Trustees and Officers – continued

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	JPMorgan Chase Bank One Chase Manhattan Plaza, New York, NY 10081
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Managers
Joshua Marston
Robert Persons
Jeffrey Wakelin

57

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013.

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FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

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Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each series of the Registrant (collectively, the “Funds”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended April 30, 2012 and 2011, audit fees billed to the Funds by Deloitte were as follows:

	Audit Fees
	2012	2011
Fees billed by Deloitte:
MFS Bond Fund	55,648	53,589
MFS Limited Maturity Fund	48,250	46,469
MFS Municipal Limited Maturity Fund	40,400	38,914
MFS Research Bond Fund	59,090	56,902
MFS Research Bond Fund J+	N/A	0
Total	203,388	195,874

For the fiscal years ended April 30, 2012 and 2011, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2012	2011	2012	2011	2012	2011[4]
Fees billed by Deloitte:
To MFS Bond Fund	0	0	6,559	6,313	1,328	1,158
To MFS Limited Maturity Fund	0	0	6,468	6,225	1,328	1,158
To MFS Municipal Limited Maturity Fund	0	0	5,925	5,703	1,328	1,158
To MFS Research Bond Fund	0	0	6,468	6,225	1,328	1,158
To MFS Research Bond Fund J+	N/A	0	N/A	5,682	N/A	1,158
Total fees billed by Deloitte To above Funds:	0	0	25,420	30,148	5,312	5,790

	Audit-Related Fees		Tax Fees		All Other Fees
	2012	2011[4]	2012	2011	2012	2011
Fees billed by Deloitte:
To MFS and MFS Related Entities of MFS Bond Fund*	1,285,664	1,179,704	0	0	0	113,100
To MFS and MFS Related Entities of MFS Limited Maturity Fund*	1,285,664	1,179,704	0	0	0	113,100
To MFS and MFS Related Entities of MFS Municipal Limited Maturity Fund*	1,285,664	1,179,704	0	0	0	113,100
To MFS and MFS Related Entities of MFS Research Bond Fund*	1,285,664	1,179,704	0	0	0	113,100
To MFS and MFS Related Entities of MFS Research Bond Fund J* +	N/A	1,179,704	N/A	0	N/A	113,100

	2012	2011[4]
Aggregate fees for non-audit services:
To MFS Bond Fund, MFS and MFS Related Entities#	1,691,621	1,652,191
To MFS Limited Maturity Fund, MFS and MFS Related Entities#	1,691,530	1,652,103
To MFS Municipal Limited Maturity Fund, MFS and MFS Related Entities#	1,690,987	1,651,581
To MFS Research Bond Fund, MFS and MFS Related Entities#	1,691,530	1,652,103
To MFS Research Bond Fund J, MFS and MFS Related Entities# +	N/A	1,651,560

+	MFS Research Bond Fund J closed, effective March 30, 2011.
*	This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
#	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

[4]	Certain fees reported in 2011 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended April 30, 2011.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.